UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  BLUE CHIP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 12, 2008

Dear Shareholder:

For the six months ended June 30, 2008, Credit Suisse Trust — Blue Chip Portfolio1 (the "Portfolio") had a loss of -12.17% versus a decrease of -11.91% for the Standard & Poor's 500 Index2 (the "S&P500").

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

In April, the S&P/Case-Shiller Home Price Index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

1

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Portfolio underperformed the benchmark. The largest detractors to relative performance came primarily from stock selection within the healthcare, consumer staples, and energy sectors. The largest contributors to relative performance came primarily from stock selection within the financials, utilities, and consumer discretionary sectors.

As of June 30, 2008, the Portfolio's largest overweights were in the industrials (+1.71%) and financials (+1.49%) sectors, while the largest underweights were in the information technology (-1.32%) and consumer discretionary (-1.07%) sectors. Despite the overall poor performance of the financials sector, the Portfolio was still overweight financials and was able to achieve positive relative performance through the stocks selected. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Since the Portfolio's investment strategy changed to a quantitative approach, we now employ a quantitative research and portfolio management technique. Through this approach, we analyze and rank each stock in the universe based on how they measure up with regard to five factors that we believe drive performance: valuation, capital use, profitability, growth and price momentum. Our research has shown us that analyzing a company's value, how they reinvest their capital, their profit margins, growth prospects and stock price trends can help us reasonably predict how the company will perform in a range of scenarios. During this volatile period, we found that valuation, capital use, and profitability drivers provided positive returns.

These drivers continue to provide useful indication in our stock selection process as we enhance them for current market conditions. We believe that since our proprietary factor views result in long volatility and short leverage positions, our strategy is well positioned to benefit from the deterioration in the credit environment.

In regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3 – 1.2% in April's forecast to 1.0 – 1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5 – 5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price

2

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

index's inflation forecast for 2008 was revised up to 3.8 – 4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core inflation remained unchanged at 2.2 – 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements.

3

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

4

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	Since Inception	Inception Date
(11.66)%	7.33%	2.27%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.39%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$878.30
Expenses Paid per $1,000*	$4.44
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,020.14
Expenses Paid per $1,000*	$4.77
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

7

Credit Suisse Trust — Blue Chip Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments and may vary over time.

8

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (3.4%)
General Dynamics Corp.	300	$25,260
Goodrich Corp.	100	4,746
L-3 Communications Holdings, Inc.	200	18,174
Raytheon Co.	500	28,140
Rockwell Collins, Inc.	900	43,164
The Boeing Co.	800	52,576
United Technologies Corp.	2,500	154,250
		326,310
Air Freight & Couriers (0.6%)
FedEx Corp.	200	15,758
United Parcel Service, Inc. Class B	600	36,882
		52,640
Auto Components (0.7%)
Autoliv, Inc.	600	27,972
Johnson Controls, Inc.	1,300	37,284
		65,256
Automobiles (0.0%)
Avis Budget Group, Inc.*	100	837
General Motors Corp.	200	2,300
		3,137
Banks (5.5%)
Bank of America Corp.	2,200	52,514
Bank of New York Mellon Corp.	2,900	109,707
Cullen/Frost Bankers, Inc.	1,000	49,850
Fifth Third Bancorp	200	2,036
Hudson City Bancorp, Inc.	2,400	40,032
National City Corp.	400	1,908
New York Community Bancorp, Inc.	300	5,352
Northern Trust Corp.	900	61,713
PNC Financial Services Group, Inc.	700	39,970
SunTrust Banks, Inc.	800	28,976
U.S. Bancorp	4,000	111,560
Wachovia Corp.	800	12,424
Washington Mutual, Inc.	600	2,958
Zions Bancorporation	300	9,447
		528,447
Beverages (3.9%)
Coca-Cola Enterprises, Inc.	300	5,190
Molson Coors Brewing Co. Class B	200	10,866
PepsiAmericas, Inc.	1,700	33,626
PepsiCo, Inc.	2,000	127,180
The Coca-Cola Co.	3,800	197,524
		374,386

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (0.5%)
Celgene Corp.*	100	$6,387
Genentech, Inc.*	100	7,590
Genzyme Corp.*	200	14,404
Gilead Sciences, Inc.*	300	15,885
		44,266
Chemicals (1.8%)
Air Products and Chemicals, Inc.	100	9,886
Eastman Chemical Co.	200	13,772
Hercules, Inc.	3,000	50,790
Monsanto Co.	400	50,576
The Dow Chemical Co.	1,400	48,874
		173,898
Commercial Services & Supplies (0.7%)
DST Systems, Inc.*	100	5,505
FTI Consulting, Inc.*	200	13,692
Steelcase, Inc. Class A	300	3,009
Waste Management, Inc.	1,200	45,252
		67,458
Communications Equipment (2.4%)
Cisco Systems, Inc.*	5,400	125,604
Corning, Inc.	800	18,440
QUALCOMM, Inc.	2,000	88,740
		232,784
Computers & Peripherals (3.2%)
Apple Computer, Inc.*	200	33,488
Dell, Inc.*	1,800	39,384
Hewlett-Packard Co.	2,800	123,788
International Business Machines Corp.	900	106,677
		303,337
Construction & Engineering (0.2%)
Fluor Corp.*	100	18,608
Containers & Packaging (0.6%)
Crown Holdings, Inc.*	1,500	38,985
Owens-Illinois, Inc.*	500	20,845
		59,830
Diversified Financials (6.5%)
American Express Co.	1,800	67,806
Citigroup, Inc.	4,500	75,420
Countrywide Financial Corp.	300	1,275
Discover Financial Services	300	3,951
E*TRADE Financial Corp.*	200	628
Franklin Resources, Inc.	700	64,155
Investment Technology Group, Inc.*	600	20,076

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financials
Janus Capital Group, Inc.	800	$21,176
Marshall & Ilsley Corp.	100	1,533
Merrill Lynch & Co., Inc.	300	9,513
Morgan Stanley	400	14,428
Nasdaq OMX Group, Inc.*	300	7,965
Nymex Holdings, Inc.	400	33,792
Principal Financial Group, Inc.	200	8,394
Raymond James Financial, Inc.	500	13,195
State Street Corp.	1,100	70,389
T. Rowe Price Group, Inc.	1,400	79,058
The Charles Schwab Corp.	3,200	65,728
Waddell & Reed Financial, Inc. Class A	800	28,008
Western Union Co.	1,600	39,552
		626,042
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	4,297	144,766
Embarq Corp.	200	9,454
FairPoint Communications, Inc.	67	483
Qwest Communications International, Inc.	1,100	4,323
Verizon Communications, Inc.	3,800	134,520
Windstream Corp.	1,700	20,978
		314,524
Electric Utilities (1.7%)
Dominion Resources, Inc.	900	42,741
Edison International	700	35,966
FirstEnergy Corp.	100	8,233
NRG Energy, Inc.*	200	8,580
Public Service Enterprise Group, Inc.	900	41,337
Reliant Energy, Inc.*	200	4,254
TECO Energy, Inc.	500	10,745
Unisource Energy Corp.	500	15,505
		167,361
Electrical Equipment (0.9%)
Energizer Holdings, Inc.*	500	36,545
Rockwell Automation, Inc.	800	34,984
Tyco Electronics, Ltd.	300	10,746
		82,275
Electronic Equipment & Instruments (0.1%)
FLIR Systems, Inc.*	200	8,114
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	300	26,202
Cameron International Corp.*	500	27,675
FMC Technologies, Inc.*	100	7,693
Halliburton Co.	2,200	116,754
Helmerich & Payne, Inc.	300	21,606

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Oceaneering International, Inc.*	200	$15,410
Patterson-UTI Energy, Inc.	700	25,228
Schlumberger, Ltd.	1,100	118,173
Smith International, Inc.	100	8,314
Tidewater, Inc.	100	6,503
		373,558
Food & Drug Retailing (0.8%)
CVS Caremark Corp.	100	3,957
Sysco Corp.	2,200	60,522
Walgreen Co.	400	13,004
		77,483
Food Products (0.6%)
Campbell Soup Co.	900	30,114
Kraft Foods, Inc. Class A	900	25,605
		55,719
Gas Utilities (1.0%)
National Fuel Gas Co.	500	29,740
Nicor, Inc.	700	29,813
Northwest Natural Gas Co.	600	27,756
Sempra Energy	100	5,645
		92,954
Healthcare Equipment & Supplies (1.8%)
Applied Biosystems, Inc.	900	30,132
Boston Scientific Corp.*	100	1,229
Covidien, Ltd.	300	14,367
Edwards Lifesciences Corp.*	700	43,428
Kinetic Concepts, Inc.*	1,000	39,910
Medtronic, Inc.	400	20,700
Stryker Corp.	400	25,152
		174,918
Healthcare Providers & Services (1.4%)
Aetna, Inc.	200	8,106
CIGNA Corp.	900	31,851
Humana, Inc.*	600	23,862
McKesson Corp.	600	33,546
Quest Diagnostics, Inc.	700	33,929
		131,294
Hotels, Restaurants & Leisure (0.3%)
McDonald's Corp.	200	11,244
Starwood Hotels & Resorts Worldwide, Inc.	500	20,035
		31,279

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables (0.8%)
The Stanley Works	200	$8,966
Tupperware Brands Corp.	1,000	34,220
Whirlpool Corp.	600	37,038
		80,224
Household Products (2.0%)
Clorox Co.	700	36,540
Kimberly-Clark Corp.	200	11,956
The Procter & Gamble Co.	2,300	139,863
		188,359
Industrial Conglomerates (3.1%)
3M Co.	900	62,631
General Electric Co.	4,700	125,443
Honeywell International, Inc.	1,100	55,308
Reynolds American, Inc.	800	37,336
Tyco International, Ltd.	500	20,020
		300,738
Insurance (3.8%)
ACE, Ltd.	700	38,563
Aflac, Inc.	1,900	119,320
Ambac Financial Group, Inc.	100	134
Aon Corp.	400	18,376
Loews Corp.	100	4,690
MetLife, Inc.	700	36,939
Prudential Financial, Inc.	100	5,974
SAFECO Corp.	700	47,012
The Allstate Corp.	200	9,118
The Chubb Corp.	300	14,703
The PMI Group, Inc.	500	975
The Travelers Companies, Inc.	800	34,720
Unum Group	1,500	30,675
		361,199
Internet Software & Services (1.0%)
eBay, Inc.*	500	13,665
Google, Inc. Class A*	100	52,642
Sohu.com, Inc.*	100	7,044
Yahoo!, Inc.*	900	18,594
		91,945
IT Consulting & Services (0.4%)
Automatic Data Processing, Inc.	1,000	41,900
Unisys Corp.*	200	790
		42,690

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery (3.8%)
Cummins, Inc.	1,200	$78,624
Danaher Corp.	900	69,570
Deere & Co.	200	14,426
Gardner Denver, Inc.*	300	17,040
Illinois Tool Works, Inc.	1,500	71,265
Joy Global, Inc.	300	22,749
PACCAR, Inc.	1,000	41,830
Parker Hannifin Corp.	650	46,358
The Manitowoc Company, Inc.	200	6,506
		368,368
Media (3.4%)
CBS Corp. Class B	600	11,694
Clear Channel Communications, Inc.	200	7,040
Comcast Corp. Class A	1,500	28,455
DISH Network Corp. Class A*	300	8,784
Liberty Media Corp. - Capital Series A*	2,400	34,560
News Corp. Class A	1,100	16,544
Omnicom Group, Inc.	400	17,952
Regal Entertainment Group Class A	2,600	39,728
The E.W. Scripps Co. Class A	1,100	45,694
The Interpublic Group of Companies, Inc.*	100	860
The Walt Disney Co.	3,700	115,440
		326,751
Metals & Mining (1.8%)
AK Steel Holding Corp.	100	6,900
Alcoa, Inc.	1,200	42,744
Alpha Natural Resources, Inc.*	300	31,287
Arch Coal, Inc.	200	15,006
Freeport-McMoRan Copper & Gold, Inc.	2	235
Newmont Mining Corp.	200	10,432
Nucor Corp.	700	52,269
Southern Copper Corp.	100	10,663
		169,536
Multi-Utilities (0.1%)
Duke Energy Corp.	500	8,690
Multiline Retail (3.6%)
Big Lots, Inc.*	200	6,248
Costco Wholesale Corp.	800	56,112
Dollar Tree, Inc.*	400	13,076
Target Corp.	500	23,245
Wal-Mart Stores, Inc.	4,400	247,280
		345,961

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (11.5%)
Apache Corp.	100	$13,900
Chevron Corp.	3,600	356,868
ConocoPhillips	1,588	149,891
Devon Energy Corp.	200	24,032
Exxon Mobil Corp.	5,000	440,650
Occidental Petroleum Corp.	500	44,930
Range Resources Corp.	200	13,108
Stone Energy Corp.*	100	6,591
The Williams Companies, Inc.	800	32,248
Transocean, Inc.*	100	15,239
		1,097,457
Personal Products (0.0%)
Avon Products, Inc.	100	3,602
Pharmaceuticals (5.0%)
Abbott Laboratories	1,400	74,158
Bristol-Myers Squibb Co.	1,100	22,583
Eli Lilly & Co.	1,400	64,624
Forest Laboratories, Inc.*	1,100	38,214
Johnson & Johnson	2,800	180,152
Medco Health Solutions, Inc.*	100	4,720
Merck & Co., Inc.	1,000	37,690
Pfizer, Inc.	3,200	55,904
		478,045
Real Estate (0.2%)
Equity Residential	100	3,827
General Growth Properties, Inc.	100	3,503
HCP, Inc.	100	3,181
Host Hotels & Resorts, Inc.	300	4,095
Kimco Realty Corp.	100	3,452
ProLogis	100	5,435
		23,493
Road & Rail (0.4%)
GATX Corp.	800	35,464
Semiconductor Equipment & Products (3.8%)
Advanced Micro Devices, Inc.*	200	1,166
Analog Devices, Inc.	1,800	57,186
Applied Materials, Inc.	900	17,181
Intel Corp.	6,600	141,768
MEMC Electronic Materials, Inc.*	300	18,462
Microchip Technology, Inc.	600	18,324
Texas Instruments, Inc.	3,800	107,008
		361,095

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software (3.1%)
Activision, Inc.*	500	$17,035
BMC Software, Inc.*	800	28,800
CA, Inc.	300	6,927
Compuware Corp.*	300	2,862
Electronic Arts, Inc.*	200	8,886
Microsoft Corp.	6,900	189,819
Oracle Corp.*	2,200	46,200
		300,529
Specialty Retail (2.3%)
Abercrombie & Fitch Co. Class A	200	12,536
AutoZone, Inc.*	200	24,202
Best Buy Company, Inc.	1,100	43,560
GameStop Corp. Class A*	500	20,200
Lowe's Companies, Inc.	1,300	26,975
The Gap, Inc.	2,100	35,007
The Home Depot, Inc.	1,500	35,130
The TJX Companies, Inc.	700	22,029
		219,639
Textiles & Apparel (0.7%)
NIKE, Inc. Class B	1,200	71,532
Tobacco (1.0%)
Altria Group, Inc.	200	4,112
Philip Morris International, Inc.	1,700	83,963
UST, Inc.	200	10,922
		98,997
TOTAL COMMON STOCKS (Cost $9,297,061)		9,360,192
	Par (000)
SHORT-TERM INVESTMENT (3.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08 (Cost $310,000)	$310	310,000
TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $9,607,061)		9,670,192
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)		(82,898)
NET ASSETS (100.0%)		$9,587,294

*  Non-income producing security.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Blue Chip Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value (Cost $9,607,061) (Note 2)	$9,670,192
Cash	389
Dividend and interest receivable	13,087
Receivable for portfolio shares sold	26
Prepaid expenses	11,238
Total Assets	9,694,932
Liabilities
Advisory fee payable (Note 3)	387
Payable for portfolio shares redeemed	73,843
Trustees' fee payable	9,092
Payable for investments purchased	4,991
Other accrued expenses payable	19,325
Total Liabilities	107,638
Net Assets
Capital stock, $.001 par value (Note 6)	857
Paid-in capital (Note 6)	10,318,552
Undistributed net investment income	151,101
Accumulated net realized loss on investments	(946,347)
Net unrealized appreciation from investments	63,131
Net Assets	$9,587,294
Shares outstanding	856,840
Net asset value, offering price, and redemption price per share	$11.19

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Blue Chip Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$100,296
Interest	1,548
Total investment income	101,844
Expenses
Investment advisory fees (Note 3)	25,360
Administrative services fees (Note 3)	6,051
Trustees' fees	13,111
Printing fees (Note 3)	8,077
Audit and tax fees	7,730
Legal fees	5,629
Custodian fees	2,981
Transfer agent fees	1,471
Commitment fees (Note 4)	151
Insurance expense	116
Total expenses	70,677
Less: fees waived (Note 3)	(22,493)
Net expenses	48,184
Net investment income	53,660
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	128,775
Net change in unrealized appreciation (depreciation) from investments	(1,487,979)
Net realized and unrealized loss from investments	(1,359,204)
Net decrease in net assets resulting from operations	$(1,305,544)

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Blue Chip Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$53,660	$97,822
Net realized gain from investments	128,775	787,062
Net change in unrealized appreciation (depreciation) from investments	(1,487,979)	(68,810)
Net increase (decrease) in net assets resulting from operations	(1,305,544)	816,074
From Dividends
Dividends from net investment income	—	(97,194)
Net decrease in net assets resulting from dividends	—	(97,194)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,273,697	1,935,326
Reinvestment of dividends	—	97,194
Net asset value of shares redeemed	(1,228,401)	(2,771,300)
Net increase (decrease) in net assets from capital share transactions	45,296	(738,780)
Net decrease in net assets	(1,260,248)	(19,900)
Net Assets
Beginning of period	10,847,542	10,867,442
End of period	$9,587,294	$10,847,542
Undistributed net investment income	$151,101	$97,441

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Blue Chip Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$12.74	$11.95	$10.41	$9.91	$9.15	$7.35
INVESTMENT OPERATIONS
Net investment income	0.06	0.12	0.10	0.09	0.08	0.07
Net gain (loss) on investments (both realized and unrealized)	(1.61)	0.78	1.53	0.48	0.75	1.76
Total from investment operations	(1.55)	0.90	1.63	0.57	0.83	1.83
LESS DIVIDENDS
Dividends from net investment income	—	(0.11)	(0.09)	(0.07)	(0.07)	(0.03)
Net asset value, end of period	$11.19	$12.74	$11.95	$10.41	$9.91	$9.15
Total return[1]	(12.17)%	7.56%	15.79%	5.78%	9.13%	24.92%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$9,587	$10,848	$10,867	$11,108	$13,437	$15,776
Ratio of expenses to average net assets	0.95%[2]	0.95%	0.95%	1.04%	1.16%	1.16%
Ratio of net investment income to average net assets	1.06%[2]	0.86%	0.88%	0.74%	0.69%	0.58%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.44%[2]	0.47%	0.58%	0.47%	0.50%	0.33%
Portfolio turnover rate	94%	124%	131%	114%	47%	40%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

21

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$9,360,192	$—
Level 2 — Other Significant Observable Inputs	310,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$9,670,192	$—

*  Other financial instruments include futures, forwards and swap contracts.

22

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48 or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money

23

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2008.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $25,360 and $22,493, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $4,565.

24

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $1,486.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $6,637 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, and during the six months ended June 30, 2008, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $9,343,499 and $9,329,000, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,607,061, $807,096, $(743,965) and $63,131, respectively.

25

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008(unaudited)	For the Year Ended December 31, 2007
Shares sold	108,964	156,069
Shares issued in reinvestment of dividends	—	7,832
Shares redeemed	(103,751)	(221,807)
Net increase (decrease)	5,213	(57,906)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative

26

Credit Suisse Trust — Blue Chip Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

27

Credit Suisse Trust — Blue Chip Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

28

Credit Suisse Trust — Blue Chip Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

29

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRBLC-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 15, 2008

Dear Shareholder:

For the six-month period ending June 30, 2008, Credit Suisse Trust — Commodity Return Strategy Portfolio1 (the "Portfolio") had a gain of 29.02%. The Dow Jones-AIG Commodity Index Total Return2 ("DJ-AIG Index") had a six-month increase of 27.23%, and the S&P 500 Index3 had a same-period loss of -11.91%.

Market Review: Commodities continue their upward climb

The semiannual period ended June 30, 2008, was a strong one for commodities.

Continued supply shortages and disruptions, multiple Fed Funds rate cuts, and the falling U.S. dollar all contributed to a broader move higher for commodities. Energy rose 55.56%, and agriculture, driven by continued demand from China that overwhelmed both the weakness in U.S. demand and global shortages in mainstay food products, rose 19.66%. Precious metals rose 11.61% on a falling U.S. dollar. And, returns in industrial metals were mixed, with Zinc falling 19.40%, while Aluminum rose 26.51%.

The energy sector was the top performer for the period, rising 55.56% on a total return basis, on the lower U.S. dollar and higher inflation expectations. Agriculture was also up strongly, rising 19.66% on strength from corn (+52.93%), soybean oil (+30.80%), and soybeans (+28.71%). Due to adverse weather conditions, corn production estimates dropped, leading to higher prices. The precious metals sector rose 11.61%, with silver up 16.45% and gold up 9.94%.

While most sectors in the Index, with the exception of livestock (-8.15%), were up, individual components did fall. The largest drops for the half came from zinc (-19.40%), nickel (-16.53%) and lean hogs (-15.85%). The industrial metals were lower due to expectations of excess supply combined with slowing demand, while lean hogs were affected by increased feed costs.

In the fixed income portion of the Portfolio, holdings maintained a bias toward high quality, short-term assets, especially floating rate notes. The majority of these assets were able to take advantage of a Fed that continued to lower Fed Funds rates to 2.0% as of the end of the period. The current semiannual period saw a continuation of the dislocation in credit markets resulting in a lack of liquidity and widening spreads. The fixed income assets in the Portfolio performed well in this market due to their high quality and minimal exposure to credit risk.

Strategic Review and Outlook: We expect further volatility in the market

The Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the DJ-AIG Index. In the six months from

1

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

January to June 2008, the Index rose 27.23%, continuing the strong upward trend from the previous quarter. Except for livestock, every sector rose, with energy, agriculture, precious metals, and industrial metals returning more than 10%. The Portfolio outperformed the DJ-AIG Index due to structuring the commodity exposure in a manner that resulted in a higher commodity return than the DJ-AIG Index. In addition, the fixed income assets outperformed the benchmark collateral yield. The benchmark collateral yield is the rolling weekly 3-month Treasury Bill yield, and represents the return on the collateral that backs up the benchmark commodity exposure.

We continue to anticipate volatility in the commodity markets for the next few months, and expect that the asset class will remain sensitive to economic conditions and U.S. monetary policy. Fortunately, commodities have historically demonstrated a positive correlation to changes in inflation expectations. During much of the reporting period, rising inflation expectations helped drive up commodities. However, in March, the perception that the U.S. Federal Reserve became more hawkish toward inflation seems to have lowered inflation expectations. We believe that further data from the Fed over the next few months may cause additional market volatility. Additionally, with a currently tight inventory balance in the grain and crude oil markets, key crop or inventory reports may cause further volatility in the commodity markets.

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the Index. The Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the DJ-AIG Index. The Portfolio gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index, and through swap agreements on the DJ-AIG Index. The Portfolio may invest up to 25% of its' total assets in the Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the portfolio and has a strategy of investing in commodity-linked swap agreements and other commodity-linked derivative

2

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

instruments, futures contacts on individual commodities, or a subset of commodities and options on them.

The Portfolio has obtained a private letter ruling from the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended. The Portfolio has received another private letter ruling from the IRS concluding that income derived from the Portfolio's investment in the Subsidiary will also constitute qualifying income to the Portfolio, even if the Subsidiary itself owns commodity swaps, commodity futures, or other similar positions.

The Credit Suisse Commodities Management Team

Christopher Burton
Andrew Karsh
Andrew S. Lenskold
Kam T. Poon

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from that projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	Since Inception	Inception Date
45.40%	22.59%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.10%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-AIG Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,290.20
Expenses Paid per $1,000*	$5.41
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,020.14
Expenses Paid per $1,000*	$4.77
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Sector Breakdown*
United States Agency Obligations	52.3%
Commercial Paper	16.1%
Commodity Index Linked Structured Notes	15.6%
Wholly-Owned Subsidiary	13.4%
Short-Term Investment	1.7%
Variable Rate Corporate Obligation	0.9%
Total	100.0%

* Expressed as a percentage of total investments and may vary over time.

7

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (16.0%)
ASSET BACKED (2.1%)
$3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J# (Cost $3,000,000)	(AA, NR)	12/15/08	2.826	$2,961,600
CORPORATES (13.9%)
900	Abbott Laboratories, Inc.	(A-1+, P-1)	07/29/08	2.107	898,530
3,500	Abbott Laboratories, Inc.	(A-1+, P-1)	08/01/08	2.315	3,493,490
2,100	IBM Corp.	(A-1, P-1)	09/02/08	2.220	2,089,313
2,100	Merck & Company, Inc.	(A-1+, P-1)	08/15/08	2.160	2,094,409
500	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	07/07/08	2.920	499,820
2,000	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	07/25/08	2.332	1,996,933
3,430	Procter & Gamble International Funding	(A-1+, P-1)	09/16/08	2.383	3,412,761
2,700	The Coca-Cola Co.	(A-1, P-1)	08/06/08	2.157	2,694,195
2,200	Wal-Mart Stores, Inc.	(A-1+, P-1)	07/28/08	2.373	2,196,766
TOTAL CORPORATES (Cost $19,378,854)					19,376,217
TOTAL COMMERCIAL PAPER (Cost $22,378,854)					22,337,817
STRUCTURED NOTES (15.6%)
2,100	AIG: Commodity Index Linked Notes, Rule 144A#‡	(A-1+, P-1)	12/08/08	2.527	3,851,106
1,500	Barclays Bank PLC: Commodity Index Linked Notes, Rule 144A#‡	(A-1+, P-1)	01/20/09	2.763	2,850,088
3,500	Commonwealth Bank of Australia: Commodity Index Linked Notes, Rule 144A#‡	(AAA, Aa1)	03/11/09	2.591	6,004,985
2,300	Merrill Lynch & Co, Inc.: Commodity Index Linked Notes, Rule 144A#‡	(AAA, Aaa)	02/17/09	2.432	4,266,638
700	Merrill Lynch & Co, Inc.: Commodity Index Linked Notes, Rule 144A#‡	(AAA, Aaa)	04/28/09	2.483	968,156
500	Morgan Stanley: Commodity Index Linked Notes, Rule 144A#‡	(A-1, P-1)	11/17/08	2.441	995,555
1,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes, Rule 144A#‡	(A-1+, P-1)	12/08/08	2.507	2,741,400
TOTAL STRUCTURED NOTES (Cost $12,100,000)					21,677,928
UNITED STATES AGENCY OBLIGATIONS (52.2%)
3,300	Fannie Mae Discount Notes	(AAA, Aaa)	08/06/08	2.200	3,293,301
3,300	Fannie Mae Discount Notes	(AAA, Aaa)	08/08/08	2.373	3,292,079
35	Fannie Mae Discount Notes‡‡	(AAA, Aaa)	09/15/08	2.253	34,829
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/31/08	2.266	1,983,768
5,200	Fannie Mae Discount Notes	(AAA, Aaa)	12/04/08	2.469	5,144,006
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/10/08	2.375	2,998,425
515	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/16/08	2.141	514,442
2,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/25/08	2.242	2,296,780
6,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/28/08	2.133	5,990,190
4,800	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/06/08	2.189	4,789,872
2,700	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	11/14/08	2.297	2,674,960
4,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/17/08	2.484	4,249,836
2,300	Federal Home Loan Bank Floating Rate Notes#	(AAA, Aaa)	07/10/09	2.535	2,300,071
500	Freddie Mac Discount Notes	(AAA, Aaa)	07/14/08	2.191	499,531

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$12,200	Freddie Mac Discount Notes	(AAA, Aaa)	08/11/08	2.175	$12,171,238
750	Freddie Mac Discount Notes	(AAA, Aaa)	09/02/08	2.371	746,962
2,200	Freddie Mac Discount Notes	(AAA, Aaa)	09/08/08	2.147	2,190,239
1,300	Freddie Mac Discount Notes	(AAA, Aaa)	09/15/08	2.332	1,293,647
4,811	Freddie Mac Discount Notes	(AAA, Aaa)	09/22/08	2.261	4,785,324
500	Freddie Mac Discount Notes	(AAA, Aaa)	10/10/08	2.250	496,641
2,200	Freddie Mac Discount Notes	(AAA, Aaa)	11/17/08	2.328	2,179,146
7,000	Freddie Mac Discount Notes	(AAA, Aaa)	12/08/08	2.484	6,922,692
1,800	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	2.656	1,752,919
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $72,604,438)					72,600,898
VARIABLE RATE CORPORATE OBLIGATION (0.9%)
DIVERSIFIED FINANCIALS (0.9%)
1,200	IBM Corp.# (Cost $1,200,009)	(A+, A1)	09/02/08	2.418	1,199,173
SHORT-TERM INVESTMENT (1.7%)
2,355	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,355,000)		07/01/08	0.850	2,355,000
Number of Shares
WHOLLY-OWNED SUBSIDIARY (13.3%)
716,686	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $7,000,000)				18,559,445
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $117,638,301)					138,730,261
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					398,135
NET ASSETS (100.0%)					$139,128,396

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $21,677,928 or 15.6% of net assets.

‡‡  Collateral segregated at broker.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value (Cost $110,638,301) (Note 2)	$120,170,816
Investment in wholly-owned subsidiary at value (Cost $7,000,000) (Note 2)	18,559,445
Cash	432
Receivable for portfolio shares sold	456,769
Interest receivable	136,790
Prepaid expenses	2,732
Total Assets	139,326,984
Liabilities
Advisory fee payable (Note 3)	42,654
Administrative services fee payable (Note 3)	13,727
Distribution fee payable (Note 3)	26,541
Organizational fee payable (Note 3)	58,636
Trustees' fee payable	9,091
Payable for portfolio shares redeemed	354
Other accrued expenses payable	47,585
Total Liabilities	198,588
Net Assets
Capital stock, $.001 par value (Note 6)	9,378
Paid-in capital (Note 6)	104,966,332
Accumulated net investment loss	(10,499)
Accumulated net realized gain from investments and futures contracts	13,071,225
Net unrealized appreciation from investments	21,091,960
Net Assets	$139,128,396
Shares outstanding	9,378,244
Net asset value, offering price, and redemption price per share	$14.84

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$1,201,950
Expenses
Investment advisory fees (Note 3)	242,175
Administrative services fees (Note 3)	57,839
Distribution fees (Note 3)	121,087
Audit and tax fees	43,302
Legal fees	33,401
Trustees' fees	13,111
Custodian fees	9,965
Printing fees (Note 3)	8,547
Transfer agent fees	2,250
Insurance expense	1,717
Commitment fees (Note 4)	1,572
Total expenses	534,966
Less: fees waived (Note 3)	(74,833)
Net expenses	460,133
Net investment income	741,817
Net Realized and Unrealized Gain from Investments and Futures Contracts
Net realized gain from investments	6,333,327
Net realized gain from futures contracts	109,943
Net change in unrealized appreciation (depreciation) from investments	17,285,462
Net change in unrealized appreciation (depreciation) from futures contracts	7,736
Net realized and unrealized gain from investments and futures contracts	23,736,468
Net increase in net assets resulting from operations	$24,478,285

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$741,817	$5,203,315
Net realized gain from investments and futures contracts	6,443,270	12,907,214
Net change in unrealized appreciation (depreciation) from investments and futures contracts	17,293,198	(137,690)
Net increase in net assets resulting from operations	24,478,285	17,972,839
From Dividends
Dividends from net investment income	(741,910)	(5,262,535)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	58,628,100	81,389,351
Reinvestment of dividends	741,910	5,262,535
Net asset value of shares redeemed	(602,450)	(188,644,559)
Net increase (decrease) in net assets from capital share transactions	58,767,560	(101,992,673)
Net increase (decrease) in net assets	82,503,935	(89,282,369)
Net Assets
Beginning of period	56,624,461	145,906,830
End of period	$139,128,396	$56,624,461
Accumulated net investment loss	$(10,499)	$(10,406)

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Commodity Return Strategy Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007	For the Period Ended December 31, 2006[1]
Per share data
Net asset value, beginning of period	$11.58	$10.37	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.10	0.54	0.38
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	3.25	1.22	0.25
Total from investment operations	3.35	1.76	0.63
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.55)	(0.26)
Net asset value, end of period	$14.84	$11.58	$10.37
Total return[3]	29.02%	17.33%	6.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$139,128	$56,624	$145,907
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%[4]
Ratio of net investment income to average net assets	1.53%[4]	4.06%	4.28%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]	0.08%	0.31%[4]
Portfolio turnover rate	52%	93%	27%

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities'

14

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	138,730,261	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$138,730,261	$—

*  Other financial instruments include futures, forwards and swap contracts.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-AIG Commodity Index ("DJ-AIG Index")

16

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

through investing in structured notes designed to track the performance of the DJ-AIG Index. The Portfolio has received a private letter ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-AIG Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-AIG Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48 or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

17

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Portfolio had no open futures contracts.

H) SWAPS — The Portfolio may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

18

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) COMMODITY INDEX-LINKED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/ (losses). These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2008, the value of these securities comprised 15.6% of the Portfolio's net assets and resulted in unrealized appreciation of $9,577,928.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or

19

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2008.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $242,175 and $74,833, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $43,591.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

20

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $14,248.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $7,789 for its services to the Portfolio.

The Portfolio will reimburse Credit Suisse for offering costs in the amount of $58,636 that have been paid by Credit Suisse. Offering costs, including initial registration costs, were deferred and charged to expenses during the Portfolio's first year of operation.

Investment in Cayman Commodity Fund II, Ltd. The Portfolio may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Credit Suisse.

The Portfolio does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Portfolio's Schedule of Investments. Unrealized appreciation or depreciation on the Portfolio's investment in the Subsidiary is recorded in the Portfolio's Statement of Assets and Liabilities and Portfolio's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio's investment company taxable income.

21

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, and during the six months ended June 30, 2008, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $27,400,014 and $22,448,300, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $117,638,301, $21,145,922, $(53,962) and $21,091,960, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	4,478,795	7,693,479
Shares issued in reinvestment of dividends	54,872	486,914
Shares redeemed	(46,036)	(17,357,645)
Net increase (decrease)	4,487,631	(9,177,252)

22

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

Credit Suisse Trust — Commodity Return Strategy Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

24

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

25

Semiannual Report

June 30, 2008
(unaudited)

■  CREDIT SUISSE
CAYMAN COMMODITY FUND II, LTD.

26

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (66.0%)
$100	Fannie Mae Discount Notes	(AAA, Aaa)	07/02/08	2.494	$99,993
120	Fannie Mae Discount Notes	(AAA, Aaa)	09/15/08	2.562	119,453
500	Fannie Mae Discount Notes	(AAA, Aaa)	10/08/08	2.099	497,154
1,800	Fannie Mae Discount Notes‡‡	(AAA, Aaa)	10/15/08	2.423	1,788,870
350	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/01/08	2.116	349,391
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/03/08	2.143	996,569
300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/20/08	2.225	298,011
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/24/08	2.225	993,132
200	Federal Home Loan Bank Floating Rate Notes#	(AAA, Aaa)	07/10/09	2.535	200,006
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/04/08	2.043	998,097
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/25/08	2.005	997,082
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	09/02/08	2.563	1,494,199
800	Freddie Mac Discount Notes	(AAA, Aaa)	09/10/08	2.562	796,813
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/15/08	2.393	995,018
250	Freddie Mac Discount Notes	(AAA, Aaa)	09/22/08	2.561	248,818
1,400	Freddie Mac Discount Notes	(AAA, Aaa)	12/08/08	2.608	1,385,241
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $12,257,841)					12,257,847
SHORT-TERM INVESTMENT (0.8%)
146	State Street Bank and Trust Co. Euro Time Deposit (Cost $146,000)		07/01/08	0.850	146,000
TOTAL INVESTMENTS AT VALUE (66.8%) (Cost $12,403,841)					12,403,847
OTHER ASSETS IN EXCESS OF LIABILITIES (33.2%)					6,155,598
NET ASSETS (100.0%)					$18,559,445

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

See Accompanying Notes to Financial Statements.
27

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value (Cost $12,403,841) (Note 2)	$12,403,847
Cash	515
Variation margin receivable (Note 2)	4,149,502
Unrealized appreciation on swaps	2,004,049
Receivable from investment adviser (Note 3)	26,355
Interest receivable	1,158
Total Assets	18,585,426
Liabilities
Administrative services fee payable (Note 3)	2,355
Other accrued expenses payable	23,626
Total Liabilities	25,981
Net Assets
Par value of participating shares (Note 4)	717
Paid-in capital (Note 4)	6,999,283
Undistributed net investment income	88,922
Accumulated net realized gain from futures contracts and swaps contracts	8,860,214
Net unrealized appreciation from investments, futures contracts and swap contracts	2,610,309
Net Assets	$18,559,445
Shares outstanding	716,686
Net asset value, offering price, and redemption price per share	$25.90

See Accompanying Notes to Financial Statements.
28

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$68,778
Expenses
Administration fees (Note 3)	2,337
Audit fees	12,000
Total expenses	14,337
Less: fees reimbursed (Note 3)	(14,337)
Net expenses	—
Net investment income	68,778
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from futures contracts	(429,311)
Net realized gain from swap contracts	9,213,298
Net change in unrealized appreciation (depreciation) from investments	6
Net change in unrealized appreciation (depreciation) from futures contracts	617,045
Net change in unrealized appreciation (depreciation) from swap contracts	2,004,049
Net realized and unrealized gain from investments, futures contracts and swap contracts	11,405,087
Net increase in net assets resulting from operations	$11,473,865

See Accompanying Notes to Financial Statements.
29

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Period Ended December 31, 2007[1]
From Operations
Net investment income	$68,778	$20,144
Net realized gain from investments, futures contracts and swap contracts	8,783,987	76,227
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	2,621,100	(10,791)
Net increase in net assets resulting from operations	11,473,865	85,580
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	6,000,000	1,000,000
Net increase in net assets from capital share transactions	6,000,000	1,000,000
Net increase in net assets	17,473,865	1,085,580
Net Assets
Beginning of period	1,085,580	—
End of period	$18,559,445	$1,085,580
Undistributed net investment income	$88,922	$20,144

1  For the period July 27, 2007 (commencement of operations) through December 31, 2007.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of June 30, 2008, 100% of the Fund's participating shares were owned by Credit Suisse Trust — Commodity Return Strategy Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"),

31

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$606,254
Level 2 — Other Significant Observable Inputs	12,403,847	2,004,049
Level 3 — Significant Unobservable Inputs	—	—
Total	$12,403,847	$2,610,303

*  Other financial instruments include futures, forwards and swap contracts.

B) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the

32

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its' current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Fund had the following open futures contracts:

Contract Description	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	$1,345,153
Contracts to Sell
Energy	$(738,899)
Net unrealized appreciation	$606,254

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

33

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2008, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Deliverable on Default	Unrealized Appreciation/ (Depreciation)
USD	26,386,207	07/25/08	AIG	Receive	Non-Deliverable Total Return Swap	$590,257
USD	63,832,830	07/25/08	AIG	Receive	Non-Deliverable Total Return Swap	1,413,792
						$2,004,049

34

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Trust — Commodity Return Strategy Portfolio pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended June 30, 2008, Credit Suisse voluntarily reimbursed the Fund $14,337 in Fund expenses. Reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB currently receives a fee based on the Fund's average daily net assets. For the six months ended June 30, 2008, administrative services fees earned by SSB were $2,337.

Note 4. Capital Transactions

The Fund has authorized 5,000,000 participating shares of $.01 par value per share. The Fund issued 100,000 participating shares for $1,000,000 on July 27, 2007 in conjunction with the initial capitalization of the Fund. Capital transactions were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Period Ended December 31, 2007[1]
Shares sold	616,686	100,000
Net increase	616,686	100,000

1  For the period from July 27, 2007 (commencement of operations) to December 31, 2007

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended June 30, 2008 and the period ended December 31, 2007, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. The calculation has not been annualized for reporting purposes:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Period Ended December 31, 2007[1]
Total Return	138.49%	8.60%

1  For the period from July 27, 2007 (commencement of operations) to December 31, 2007

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios

35

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 5. Financial Highlights

was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

Ratio to Average Net Assets	For the Six Months Ended June 30, 2008 (unaudited)	For the Period Ended December 31, 2007[1]
Net investment income	1.98%	4.46%
Total expenses (before expense reimbursement)	0.41%	5.37%
Total expenses (after expense reimbursement)	0.00%	0.00%

1  For the period from July 27, 2007 (commencement of operations) to December 31, 2007

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

36

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  EMERGING MARKETS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 6, 2008

Dear Shareholder:

For the six-month period ended June 30, 2008, Credit Suisse Trust — Emerging Markets Portfolio1 (the "Portfolio") had a loss of -13.02%, versus a decrease of -11.64% for the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EM).2

Market Review

The six-month period ended June 30, 2008, can only be called a painful one for emerging market equities.

After a volatile first quarter — in which global equity markets took their cue from the credit markets and the Fed rescue package for Bear Stearns — a brief rally in April gave way to accelerated declines in June. With crude oil prices rising to over US$140 per barrel and unhealthy headline inflation readings popping up across the globe, initial fears of recession have now coupled with concerns over rising inflation. The macro backdrop has produced a rise in risk aversion and the start of significant outflows from equities in general and emerging markets in particular.

The MSCI EM index fell 11.6% in the first half of 2008, following 33% annualized gains from 2003-2007. Additionally, Asia emerging markets (-22.8%), suffered the largest first half drop since 1992. The bright spots were Latin America (+8.0%), Middle East GCC (the Gulf Cooperative Council which includes Bahrain, Kuwait, Oman, Saudi Arabia and UAE) markets (+3.2% ex. Saudi), and commodity-related stocks.

Markets were also hit by an inflation spike across all emerging markets. In fact, inflation has become a particularly pressing risk for emerging markets for a number of reasons:

1. Oil and food generally command a higher portion of consumer price index (CPI) baskets within the developing world.

2. Several years of strong growth have boosted many emerging market economies above their longer-term growth potential, while commodity booms have produced inflationary pressures in many commodity producers.

3. Weak institutions and pro-growth policies have complicated the policy response, while linkages to the U.S. dollar through fixed or semi-managed exchange rates have exacerbated the difficulties of monetary and liquidity management.

1

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Strategic Review and Outlook

For the period ended June 30, 2008, the Portfolio underperformed the index. Stock selection in Korea, South Africa and Israel detracted from performance. Conversely, underweights to India and China and an overweight to Brazil added to performance.

Our strategy in this environment is to retain relatively high levels of cash, while focusing on markets with more limited macroeconomic vulnerability, as well as stocks and sectors demonstrating less susceptibility to rising cost pressures. Our current overweights are Russia, Indonesia, Taiwan and Mexico. We have been underweight China and India based on valuations levels and rising macroeconomic risks, and underweight markets like South Africa and Turkey, where we see current account vulnerabilities.

Although a short-term trading rally would not be surprising after the heavy sell-off seen in the first six months of the year, we believe that emerging market equities will remain challenged by global factors — weakness in global financials, high risk aversion, and U.S. growth and inflation concerns — while inflationary concerns will continue to impact individual emerging economies. We also remain concerned about redemption-related selling, as fund outflows from the asset class appear to be accelerating. Having said this, we still retain a positive fundamental outlook for the asset class based on superior longer-term growth potential and structural change.

The Credit Suisse Emerging Markets Team

Neil Gregson
Annabel Betz
Matthew J.K. Hickman
Stephen Parr

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Portfolio may involve a greater degree of risk than other funds that seek capital growth by investing in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	10 Years	Since Inception	Inception Date
(1.09)%	25.32%	11.36%	10.29%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.25%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.09%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$869.80
Expenses Paid per $1,000*	$5.07
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,019.44
Expenses Paid per $1,000*	$5.47
Annualized Expense Ratios*	1.09%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Emerging Markets Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (87.1%)
Australia (0.4%)
Banks (0.4%)
Raiffeisen International Bank-Holding AG	4,200	$533,988
TOTAL AUSTRALIA		533,988
Austria (0.3%)
Energy Equipment & Services (0.3%)
C.A.T. oil AG*§	26,412	373,092
TOTAL AUSTRIA		373,092
Brazil (9.7%)
Air Freight & Couriers (0.4%)
Log-in Logistica Intermodal SA	80,000	603,584
Banks (0.7%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	7,900	1,002,747
Diversified Telecommunication Services (0.5%)
Brasil Telecom Participacoes SA	22,559	751,730
Electric Utilities (1.1%)
Companhia Energetica de Minas Gerais§	18,364	450,836
EDP - Energias do Brasil SA	22,000	441,245
Tractebel Energia SA	37,000	555,989
		1,448,070
Food Products (0.7%)
Cosan SA Industria e Comercio	38,200	665,288
Perdigao SA	11,000	298,843
		964,131
Oil & Gas (3.2%)
Petroleo Brasileiro SA - Petrobras ADR	75,800	4,392,610
Real Estate (0.9%)
Cyrela Brazil Realty SA	36,000	501,125
PDG Realty SA Empreendimentos e Participacoes	48,300	695,119
		1,196,244
Specialty Retail (1.4%)
B2W Compania Global do Varejo	16,000	590,405
Lojas Renner SA	28,400	569,250
Redecard SA	36,227	705,863
		1,865,518
Transportation Infrastructure (0.3%)
Wilson Sons, Ltd. BDR	27,349	350,611
Wireless Telecommunication Services (0.5%)
Global Village Telecom SA*	28,400	696,385
TOTAL BRAZIL		13,271,630

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
China (6.2%)
Banks (1.8%)
China Construction Bank Series H§	1,409,400	$1,137,245
Industrial & Commercial Bank of China Series H§	1,896,500	1,296,653
		2,433,898
Electrical Equipment (0.2%)
Dongfang Electrical Machinery Company, Ltd. Series H§	74,000	217,353
Food Products (0.9%)
Chaoda Modern Agriculture§	509,286	644,295
China Mengniu Dairy Company, Ltd.	191,000	540,684
		1,184,979
Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. ADR§	7,500	343,350
Insurance (1.4%)
China Life Insurance Company, Ltd. Series H§	332,100	1,156,985
Ping An Insurance Group Company, Ltd. Series H§	107,000	797,445
		1,954,430
Metals & Mining (0.5%)
Yanzhou Coal Mining Company, Ltd. Series H§	375,082	699,278
Oil & Gas (0.9%)
PetroChina Company, Ltd. Series H§	1,014,100	1,310,930
Personal Products (0.3%)
Hengan International Group Company. Ltd.§	150,000	442,600
TOTAL CHINA		8,586,818
Colombia (0.3%)
Diversified Financials (0.3%)
Suramericana de Inversiones SA	57,200	470,794
TOTAL COLOMBIA		470,794
Czech Republic (0.4%)
Electric Utilities (0.4%)
CEZ	6,500	576,779
TOTAL CZECH REPUBLIC		576,779
Egypt (0.6%)
Diversified Telecommunication Services (0.4%)
Telecom Egypt	160,000	494,583
Wireless Telecommunication Services (0.2%)
Orascom Telecom Holding S.A.E	25,000	325,049
TOTAL EGYPT		819,632
Hong Kong (4.5%)
Oil & Gas (1.1%)
CNOOC, Ltd.	873,500	1,516,280

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Hong Kong
Real Estate (0.2%)
China Resources Land, Ltd.	137,542	$190,984
Wireless Telecommunication Services (3.2%)
China Mobile, Ltd.§	288,344	3,870,296
China Unicom, Ltd.§	300,000	556,781
		4,427,077
TOTAL HONG KONG		6,134,341
India (3.5%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.	33,700	376,042
Chemicals (0.8%)
Reliance Industries, Ltd.	23,010	1,115,240
Diversified Financials (1.5%)
Morgan Stanley BV	5,400	2,121,277
Diversified Telecommunication Services (0.4%)
Bharti Airtel, Ltd.*	30,574	513,861
Electrical Equipment (0.3%)
Bharat Heavy Electricals, Ltd.	13,200	422,075
Industrial Conglomerates (0.2%)
Grasim Industries, Ltd.*	5,929	256,029
TOTAL INDIA		4,804,524
Indonesia (2.0%)
Construction Materials (0.5%)
PT Indocement Tunggal Prakarsa Tbk	1,090,000	646,148
Industrial Conglomerates (0.5%)
PT Bakrie & Brothers Tbk*	12,250,000	705,987
Machinery (0.3%)
PT United Tractors Tbk	323,000	426,309
Metals & Mining (0.7%)
Straits Resources, Ltd.	153,000	1,002,573
TOTAL INDONESIA		2,781,017
Israel (1.2%)
Pharmaceuticals (1.2%)
Teva Pharmaceutical Industries, Ltd. ADR	37,280	1,707,424
TOTAL ISRAEL		1,707,424
Kazakhstan (0.4%)
Oil & Gas (0.4%)
KazMunaiGas Exploration Production GDR	18,300	570,960
TOTAL KAZAKHSTAN		570,960

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Kuwait (0.6%)
Financial Services (0.6%)
Global Investment House KSCC GDR*	40,200	$753,750
TOTAL KUWAIT		753,750
Malaysia (1.8%)
Construction & Engineering (0.2%)
WCT Engineering Berhad	280,000	262,433
Industrial Conglomerates (1.6%)
IOI Corporation Berhad	489,075	1,117,258
Kumpulan Sime Darby Bhd	404,000	1,145,385
		2,262,643
TOTAL MALAYSIA		2,525,076
Mexico (6.2%)
Beverages (0.6%)
Fomento Economico Mexicano SAB de CV ADR	18,731	852,448
Construction Materials (0.7%)
Cemex SA de CV ADR*§	41,708	1,030,188
Diversified Financials (0.4%)
Grupo Financiero Banorte SAB de CV Series O§	130,000	611,913
Media (0.3%)
Grupo Televisa SA ADR§	15,000	354,300
Metals & Mining (0.8%)
Grupo Mexico SA de CV Series B	463,350	1,052,276
Multiline Retail (0.5%)
Wal-Mart de Mexico SAB de CV ADR§	18,000	717,118
Real Estate (0.8%)
Urbi Desarrollos Urbanos SA de CV*§	307,772	1,064,862
Transportation Infrastructure (0.3%)
Grupo Aeroportuario del Pacifico SA de CV ADR	14,300	419,991
Wireless Telecommunication Services (1.8%)
America Movil SAB de CV ADR Series L	33,074	1,744,654
America Movil SAB de CV Series L§	266,342	704,386
		2,449,040
TOTAL MEXICO		8,552,136
Netherlands (0.3%)
Food & Drug Retailing (0.3%)
X 5 Retail Group NV GDR*	13,000	435,778
TOTAL NETHERLANDS		435,778
Poland (1.1%)
Banks (1.1%)
Powszechna Kasa Oszczednosci Bank Polski SA	70,000	1,507,181
TOTAL POLAND		1,507,181

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Russia (14.5%)
Banks (1.6%)
Sberbank RF	712,000	$2,244,227
Electric Utilities (0.5%)
RAO Unified Energy System of Russia	630,900	662,445
TGK-5 JSC*	5	0
		662,445
Food Products (0.2%)
Uralkali GDR	4,500	324,651
Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR	62,377	1,578,138
Metals & Mining (1.0%)
Evraz Group SA GDR	11,500	1,339,750
Oil & Gas (7.8%)
Eurasia Drilling Company Ltd. GDR*	27,000	700,650
Gazprom	433,914	6,312,581
Gazprom ADR*	15,700	906,970
Lukoil ADR	22,100	2,179,060
Rosneft Oil Co.*	54,000	626,400
		10,725,661
Pharmaceuticals (0.6%)
Pharmstandard GDR*	29,000	798,950
Wireless Telecommunication Services (1.7%)
Mobile Telesystems	103,000	1,184,209
OAO Vimpel Communications ADR	37,345	1,108,399
		2,292,608
TOTAL RUSSIA		19,966,430
Singapore (1.5%)
Energy Equipment & Services (0.6%)
First Resources, Ltd.*	916,120	768,822
Food Products (0.5%)
Indofood Agri Resources, Ltd.*	378,000	710,112
Marine (0.4%)
Cosco Corp. (Singapore), Ltd.§	266,699	630,218
TOTAL SINGAPORE		2,109,152
South Africa (5.6%)
Banks (0.3%)
FirstRand, Ltd.§	252,052	426,750
Construction & Engineering (0.8%)
Group Five, Ltd.	63,300	361,944
Murray & Roberts Holdings, Ltd.§	70,600	781,254
		1,143,198

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Africa
Construction Materials (0.5%)
Pretoria Portland Cement Company, Ltd.	164,819	$601,775
Metals & Mining (2.2%)
Anglo Platinum, Ltd.	5,200	865,000
Impala Platinum Holdings, Ltd.	40,700	1,599,863
Sentula Mining, Ltd.	290,000	497,416
		2,962,279
Oil & Gas (0.7%)
Sasol	16,500	971,498
Wireless Telecommunication Services (1.1%)
MTN Group, Ltd.	96,600	1,529,442
TOTAL SOUTH AFRICA		7,634,942
South Korea (11.2%)
Auto Components (0.4%)
Hyundai Mobis	6,200	501,868
Banks (1.1%)
Kookmin Bank	14,010	823,401
Shinhan Financial Group Company, Ltd.	15,396	693,455
		1,516,856
Beverages (0.5%)
Hite Brewery Company, Ltd.	6,100	676,195
Construction & Engineering (1.3%)
Daelim Industrial Co.	5,600	572,282
Doosan Heavy Industries and Construction Company, Ltd.§	6,200	585,940
Hyundai Development Co.	13,760	696,689
		1,854,911
Household Durables (0.5%)
Woongjin Coway Company, Ltd.	25,000	732,991
Machinery (1.7%)
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	25,000	976,006
Hyundai Heavy Industries Company, Ltd.	2,250	695,729
Pyeong San Company, Ltd.§	13,500	638,032
		2,309,767
Metals & Mining (1.3%)
POSCO ADR	13,900	1,803,942
Multiline Retail (0.8%)
Hyundai Department Store Company, Ltd.	5,829	471,416
Shinsegae Company, Ltd.	1,150	618,484
		1,089,900
Semiconductor Equipment & Products (2.5%)
Samsung Electronics Company, Ltd.	5,811	3,471,712

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Korea
Tobacco (0.5%)
KT&G Corp.	7,600	$654,257
Wireless Telecommunication Services (0.6%)
SK Telecom Company, Ltd.	4,500	815,371
TOTAL SOUTH KOREA		15,427,770
Taiwan (10.7%)
Banks (0.5%)
Chinatrust Financial Holding Company, Ltd.*	730,000	704,173
Chemicals (0.5%)
Taiwan Fertilizer Company, Ltd.	169,000	633,584
Communications Equipment (0.6%)
D-Link Corp.	400,000	538,368
Zyxel Communications Corp.	415,000	346,029
		884,397
Computers & Peripherals (0.6%)
Asustek Computer, Inc.	170,000	461,752
Foxconn Technology Company, Ltd.	72,000	332,839
		794,591
Construction Materials (0.7%)
Asia Cement Corp.	610,908	913,325
Diversified Financials (0.7%)
First Financial Holding Company, Ltd.	390,000	427,493
Yuanta Financial Holdings Company, Ltd.*	860,900	601,774
		1,029,267
Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Company, Ltd.	320,000	823,499
Electronic Equipment & Instruments (1.4%)
Catcher Technology Company, Ltd.	100,000	284,202
Hon Hai Precision Industry Company, Ltd.	256,395	1,260,846
InnoLux Display Corp.	184,227	329,384
		1,874,432
Food Products (0.5%)
Uni-President Enterprises Corp.	536,770	643,949
Industrial Conglomerates (0.6%)
Far Eastern Textile, Ltd.	432,000	561,782
Tatung Company, Ltd.*	850,000	342,245
		904,027
Insurance (0.4%)
Cathay Financial Holding Company, Ltd.	284,043	617,045
Marine (0.2%)
Wan Hai Lines Ltd.	390,000	300,370

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Taiwan
Metals & Mining (0.8%)
China Steel Corp.	690,559	$1,064,527
Multiline Retail (0.2%)
Far Eastern Department Stores Company, Ltd.	205,000	217,745
Real Estate (0.2%)
Cathay Real Estate Development Company, Ltd.	610,000	340,113
Semiconductor Equipment & Products (2.2%)
MediaTek, Inc.	54,000	621,655
Taiwan Semiconductor Manufacturing Company, Ltd.*	1,113,596	2,366,233
		2,987,888
TOTAL TAIWAN		14,732,932
Thailand (3.4%)
Banks (0.7%)
Bangkok Bank Public Company, Ltd.	108,000	388,110
Kasikornbank Public Company, Ltd.	295,000	635,861
		1,023,971
Construction & Engineering (0.7%)
Italian - Thai Development Public Company, Ltd.	3,500,000	604,557
Land and Houses Public Company, Ltd	1,500,000	332,853
		937,410
Marine (0.2%)
Thoresen Thai Agencies Public Company Ltd.	188,000	230,537
Metals & Mining (0.6%)
Banpu Public Company, Ltd.	51,000	806,624
Oil & Gas (0.7%)
PTT Exploration & Production PCL	160,000	923,583
Wireless Telecommunication Services (0.5%)
Advanced Info Service Public Company, Ltd.	260,000	695,977
TOTAL THAILAND		4,618,102
Turkey (0.7%)
Banks (0.3%)
Turkiye Is Bankasi Series C	112,000	367,181
Commercial Services & Supplies (0.4%)
TAV Havalimanlari Holding AS*	83,250	555,694
TOTAL TURKEY		922,875
TOTAL COMMON STOCKS (Cost $91,756,160)		119,817,123

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
PREFERRED STOCKS (7.9%)
Brazil (7.9%)
Banks (0.9%)
Banco Itau Holding Financeira SA	62,625	$1,283,606
Beverages (0.5%)
Companhia de Bebidas das Americas ADR§	10,200	646,170
Diversified Telecommunication Services (0.5%)
Telemar Norte Leste SA Class A	11,100	614,146
Industrial Conglomerates (0.6%)
Bradespar SA	30,100	829,477
Metals & Mining (2.2%)
Companhia Vale do Rio Doce ADR	103,300	3,082,472
Oil & Gas (2.6%)
Petroleo Brasileiro SA - Petrobras ADR	50,600	3,583,998
Road & Rail (0.6%)
All America Latina Logistica	58,000	752,304
TOTAL PREFERRED STOCKS (Cost $2,830,061)		10,792,173
SHORT-TERM INVESTMENTS (14.9%)
State Street Navigator Prime Portfolio§§	16,256,141	16,256,141
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 07/01/08	$4,242	4,242,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,498,141)		20,498,141
TOTAL INVESTMENTS AT VALUE (109.9%) (Cost $115,084,362)		151,107,437
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.9%)		(13,603,367)
NET ASSETS (100.0%)		$137,504,070

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Emerging Markets Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $16,256,141 (Cost $115,084,362) (Note 2)	$151,107,437[1]
Cash	558
Foreign currency at value (cost $964,676)	959,403
Receivable for investments sold	2,316,986
Dividend and interest receivable	366,183
Receivable for portfolio shares sold	84,780
Prepaid expenses and other assets	17,806
Total Assets	154,853,153
Liabilities
Advisory fee payable (Note 3)	125,661
Administrative services fee payable (Note 3)	7,060
Payable upon return of securities loaned (Note 2)	16,256,141
Payable for investments purchased	705,608
Payable for portfolio shares redeemed	175,841
Deferred foreign tax liability (Note 2)	45,198
Trustees' fee payable	9,091
Other accrued expenses payable	24,483
Total Liabilities	17,349,083
Net Assets
Capital stock, $.001 par value (Note 6)	6,704
Paid-in capital (Note 6)	31,115,542
Undistributed net investment income	1,918,555
Accumulated net realized gain from investments and foreign currency transactions	68,492,297
Net unrealized appreciation from investments and foreign currency translations	35,970,972
Net Assets	$137,504,070
Shares outstanding	6,704,084
Net asset value, offering price, and redemption price per share	$20.51

1  Including $15,454,644 of securities on loan.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Emerging Markets Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$1,552,589
Interest	23,329
Securities lending	93,840
Foreign taxes withheld	(147,103)
Total investment income	1,522,655
Expenses
Investment advisory fees (Note 3)	694,863
Administrative services fees (Note 3)	87,769
Custodian fees	75,521
Interest expense (Note 4)	17,240
Audit and tax fees	16,782
Trustees' fees	13,111
Legal fees	6,481
Transfer agent fees	4,499
Commitment fees (Note 4)	2,887
Insurance expense	2,020
Miscellaneous expense	5,071
Total expenses	926,244
Less: fees waived (Note 3)	(121,011)
Net expenses	805,233
Net investment income	717,422
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments (net of Foreign Capital Gain Tax $93,804)	11,740,863
Net realized loss from foreign currency transactions	(65,509)
Net change in unrealized appreciation (depreciation) from investments	(35,405,635)
Net change in unrealized appreciation (depreciation) from foreign currency translations	50,665
Net realized and unrealized loss from investments and foreign currency related items	(23,679,616)
Net decrease in net assets resulting from operations	$(22,962,194)

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Emerging Markets Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$717,422	$1,789,326
Net realized gain from investments and foreign currency transactions	11,675,354	57,537,557
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(35,354,970)	(14,030,363)
Net increase (decrease) in net assets resulting from operations	(22,962,194)	45,296,520
From Dividends and Distributions
Dividends from net investment income	—	(2,363,281)
Distributions from net realized gains	—	(24,399,983)
Net decrease in net assets resulting from dividends and distributions	—	(26,763,264)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	14,816,455	40,554,090
Reinvestment of dividends and distributions	—	26,763,264
Net asset value of shares redeemed	(34,166,845)	(148,352,555)
Net decrease in net assets from capital share transactions	(19,350,390)	(81,035,201)
Net decrease in net assets	(42,312,584)	(62,501,945)
Net Assets
Beginning of period	179,816,654	242,318,599
End of period	$137,504,070	$179,816,654
Undistributed net investment income	$1,918,555	$1,201,133

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Emerging Markets Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$23.58	$21.85	$16.82	$13.25	$10.63	$7.44
INVESTMENT OPERATIONS
Net investment income	0.10	0.37	0.21	0.14	0.12	0.07
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(3.17)	5.58	5.19	3.53	2.53	3.12
Total from investment operations	(3.07)	5.95	5.40	3.67	2.65	3.19
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.37)	(0.11)	(0.10)	(0.03)	—
Distributions from net realized gains	—	(3.85)	(0.26)	—	—	—
Total dividends and distributions	—	(4.22)	(0.37)	(0.10)	(0.03)	—
Net asset value, end of period	$20.51	$23.58	$21.85	$16.82	$13.25	$10.63
Total return[1]	(13.02)%	29.44%	32.51%	27.84%	25.02%	42.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$137,504	$179,817	$242,319	$186,190	$115,224	$73,782
Ratio of expenses to average net assets	1.09%[2]	1.30%	1.36%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.98%[2]	0.94%	1.11%	1.11%	1.21%	0.94%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.16%[2]	0.15%	0.23%	0.25%	0.29%	0.41%
Portfolio turnover rate	34%	62%	80%	77%	121%	167%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

20

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$67,683,423	$—
Level 2 — Other Significant Observable Inputs	83,424,014	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$151,107,437	$—

*  Other financial instruments include futures, forwards and swap contracts.

21

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The

22

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2008, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

23

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $273,848, of which $156,459 was rebated to borrowers (brokers). The Portfolio retained $93,840 in income from the cash collateral investment, and SSB, as lending agent, was paid $23,549. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

24

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. Effective October 1, 2006, the Portfolio pays Credit Suisse for its advisory services a fee that consists of two components: (1) a monthly base management fee calculated by applying a fixed rate of 1.20% ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.20% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period will generally be 36 months. During the period from October 1, 2006 through September 30, 2007, only the Base Fee applied to the Portfolio. The fee adjustment went into effect on October 1, 2007. After 12 months have passed, the measurement period will be equal to the number of months that have elapsed since October 1, 2006 until 36 months has passed, after which the measurement period will become 36 months. The Base Fee and Performance Adjustment are calculated and accrued daily. The investment advisory fee is paid monthly in arrears. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the MSCI Emerging Markets Free Index, the Portfolio's benchmark index (the "Index"), is 1.00% or greater (plus or minus) during the applicable performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the relevant month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). The investment performance of the Portfolio for the performance measurement period is used to calculate the Portfolio's Performance Adjustment. After Credit Suisse determines whether the Portfolio's performance was above or below the Index by comparing the investment performance of the Portfolio against the investment record of the Index, Credit Suisse will apply the Performance Adjustment (positive or negative) across the Portfolio.

The following table shows the structure of the Performance Adjustment. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Index is 1.00% or greater (plus or minus) during the applicable performance measurement period.

25

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

	Annualized Return (Net of Expenses) Relative to Index	Performance Adjustment
	Over 2.00%	+0.20%
	1.00% to 2.00%	+0.10%
Base Fee plus/minus	0.00% to 1.00%	None
	0.00% to -1.00%	None
	-1.00% to -2.00%	-0.10%
	Over -2.00%	-0.20%

For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $882,948 and $121,011, respectively, less a performance fee adjustment of $188,085. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at anytime.

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $66,221.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $21,548.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $8,474 for its services to the Portfolio.

26

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$10,329,071	4.292%	$14,314,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $49,312,406 and $72,360,935, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $115,084,362, $43,601,948, $(7,578,873) and $36,023,075, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	681,187	1,735,883
Shares issued in reinvestment of dividends and distributions	—	1,264,207
Shares redeemed	(1,604,010)	(6,461,658)
Net decrease	(922,823)	(3,461,568)

27

Credit Suisse Trust — Emerging Markets Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	93%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

28

Credit Suisse Trust — Emerging Markets Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

29

Credit Suisse Trust — Emerging Markets Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  GLOBAL SMALL CAP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 8, 2008

Dear Shareholder:

For the six months ended June 30, 2008, Credit Suisse Trust — Global Small Cap Portfolio1 (the "Portfolio") had a loss of -7.03%, versus a loss of -9.87% for the Morgan Stanley Capital International World Small Cap Index.2

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

Internationally, the main drivers of negative equity market performance have been the freezing up of the credit markets. This has had far reaching consequences in the United States and around the world. The risk premium demanded by investors has increased worldwide, and emerging markets have suffered the most — falling as much as 40% in some geographic regions.

At the beginning of the year, investors struggled with the impact of a declining housing market in the United States, the emergence of a housing market slowdown across the United Kingdom and Europe, and the effect of these developments on global growth. Worries soon spread to the rest of the global economy, and we have since seen material negative revisions in growth expectations across geographies. This seems unlikely to abate as we are now entering a low growth, high interest rate, high inflation period where the risks for central bank policies are magnified. However, the news is not all negative. In fact, valuations using midcycle returns have priced in much of the bad news and are now becoming attractive.

Financial companies have made many headlines in the past six months, and most of them are negative. And European banks have potentially worse problems than those in the United States as leverage is greater, return on equity has further to decline, and the yield curve is inverted. Consequently, the ability to reliquify bank balance sheets is very low.

Domestically, there have also been many drivers of negative equity market performance. On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

In April, the S&P/Case-Shiller Home Price Index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Portfolio outperformed the benchmark. The largest contributors to relative performance came primarily from stock selection within the materials, consumer staples, and industrial sectors. The largest detractors to relative performance, however, came from stock selection in the financial, telecomm services, and healthcare sectors.

As of June 30, 2008, the Portfolio's largest overweights were in the energy (+2.84%), and healthcare (+2.30%) sectors, while the largest underweights were in the information technology (-3.52%) and consumer discretionary (-2.66%) sectors. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Domestically, in regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3 – 1.2% in April's forecast to 1.0 – 1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5 – 5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price index's inflation forecast for 2008 was revised up to 3.8 – 4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core inflation remained unchanged at 2.2 – 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Internationally, the Portfolio has very little emerging market exposure, and is positioned to gain from higher structural inflation, which we believe will remain the key focus for international investors going forward. The Portfolio is investing in companies that have both a superior ability to pass on costs to their customers and a low elasticity of demand. We will continue to look for high quality

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

companies with large barriers to entry benefiting from global themes. Domestically, although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

On or about October 15, 2008, the investment strategy used for the U.S. equity portion of the portfolio's assets will change to an actively managed approach from a quantitative approach. After that date, U.S. equity securities for the portfolio will be selected through a fundamental analysis approach which seeks to identify through a bottom-up investment approach fundamentally strong companies trading at a discount to their projected growth rates or intrinsic asset values. The portfolio manager may sell securities to realize profits, limit losses or take advantage of better investment opportunities. The portfolio will still maintain a policy of investing at least (i) 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the U.S., and (ii) 30% of its assets in companies located or conducting a majority of their business outside the U.S. Also, the portion of the portfolio's net assets that may be invested in issuers in emerging markets has been increased from 20% to 35%.

Sincerely,

Jordan Low
Robert Graham-Brown

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Portfolio's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	10 Years	Since Inception	Inception Date
(16.20)%	11.52%	1.83%	3.51%	9/30/96

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.65%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.00%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International World Small Cap Index is an unmanaged broad-based index comprised of small cap companies from 23 developed markets. Index returns are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$929.70
Expenses Paid per $1,000*	$4.80
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,019.89
Expenses Paid per $1,000*	$5.02
Annualized Expense Ratios*	1.00%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — Global Small Cap Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.5%)
Australia (2.1%)
Construction & Engineering (2.1%)
Ausenco, Ltd.	96,116	$1,404,332
TOTAL AUSTRALIA		1,404,332
Austria (1.1%)
Pharmaceuticals (1.1%)
Intercell AG*	15,237	752,367
TOTAL AUSTRIA		752,367
Belgium (2.6%)
Metals & Mining (2.6%)
Umicore	35,290	1,736,897
TOTAL BELGIUM		1,736,897
Bermuda (0.7%)
Airlines (0.0%)
Aircastle, Ltd.§	300	2,523
Commercial Services & Supplies (0.0%)
VistaPrint, Ltd.*§	300	8,028
Diversified Financials (0.0%)
MF Global, Ltd.*§	1,600	10,096
Hotels, Restaurants & Leisure (0.0%)
Orient-Express Hotels, Ltd. Class A§	300	13,032
Household Durables (0.0%)
Helen of Troy, Ltd.*	100	1,612
Insurance (0.6%)
Allied World Assurance Holdings, Ltd.	1,200	47,544
Arch Capital Group, Ltd.*	1,200	79,584
Argo Group International Holdings, Ltd.*	1,000	33,560
Aspen Insurance Holdings, Ltd.	2,600	61,542
Assured Guaranty, Ltd.§	500	8,995
Endurance Specialty Holdings, Ltd.§	1,400	43,106
Flagstone Reinsurance Holdings Ltd.	100	1,179
IPC Holdings, Ltd.	1,700	45,135
Max Capital Group, Ltd.§	1,400	29,862
Montpelier Re Holdings, Ltd.§	800	11,800
Platinum Underwriters Holdings, Ltd.§	1,400	45,654
		407,961
Marine (0.1%)
TBS International, Ltd. Class A*§	1,000	39,950
Pharmaceuticals (0.0%)
Warner Chilcott, Ltd. Class A*§	900	15,255
TOTAL BERMUDA		498,457

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
British Virgin Islands (0.0%)
Air Freight & Couriers (0.0%)
UTI Worldwide, Inc.§	800	$15,960
TOTAL BRITISH VIRGIN ISLANDS		15,960
Canada (0.0%)
Machinery (0.0%)
GSI Group, Inc.*	100	776
Media (0.0%)
Lions Gate Entertainment Corp.*§	1,200	12,432
TOTAL CANADA		13,208
Cayman Islands (0.2%)
Food Products (0.1%)
Fresh Del Monte Produce, Inc.*§	1,400	32,998
Internet Software & Services (0.1%)
SINA Corp.*§	1,900	80,845
TOTAL CAYMAN ISLANDS		113,843
China (0.7%)
Communications Equipment (0.7%)
ZTE Corp. Series H	95,019	457,234
TOTAL CHINA		457,234
Finland (1.5%)
Auto Components (1.5%)
Nokian Renkaat Oyj	21,893	1,039,152
TOTAL FINLAND		1,039,152
France (3.0%)
Software (3.0%)
UbiSoft Entertainment SA*	23,191	2,029,510
TOTAL FRANCE		2,029,510
Germany (3.5%)
Electrical Equipment (2.1%)
SGL Carbon AG*	20,695	1,451,794
Internet Software & Services (1.4%)
Wirecard AG*	71,630	918,797
TOTAL GERMANY		2,370,591
Gibraltar (1.2%)
Hotels, Restaurants & Leisure (1.2%)
888 Holdings PLC	285,983	813,668
TOTAL GIBRALTAR		813,668

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Luxembourg (1.4%)
Specialty Retail (1.4%)
Oriflame Cosmetics SA	14,686	$939,604
TOTAL LUXEMBOURG		939,604
Netherlands (5.2%)
Electronic Equipment & Instruments (2.4%)
Gemalto NV*	45,167	1,639,991
Energy Equipment & Services (0.2%)
Core Laboratories NV*§	700	99,645
Transportation Infrastructure (2.6%)
Koninklijke Boskalis Westminster NV	33,847	1,800,911
TOTAL NETHERLANDS		3,540,547
Netherlands Antilles (0.0%)
Energy Equipment & Services (0.0%)
Schlumberger, Ltd.	300	32,229
TOTAL NETHERLANDS ANTILLES		32,229
Norway (1.7%)
Energy Equipment & Services (1.7%)
Sevan Marine ASA*	93,558	1,164,167
TOTAL NORWAY		1,164,167
Panama (0.0%)
Energy Equipment & Services (0.0%)
Willbros Group, Inc.*§	200	8,762
TOTAL PANAMA		8,762
Puerto Rico (0.1%)
Banks (0.1%)
First Bancorp.§	1,100	6,974
Popular, Inc.§	3,200	21,088
Santander Bancorp§	2,100	22,281
TOTAL PUERTO RICO		50,343
Russia (4.6%)
Food Products (1.9%)
Wimm-Bill-Dann Foods ADR*	12,157	1,279,160
Pharmaceuticals (2.7%)
Pharmstandard Reg S GDR*	66,391	1,829,072
TOTAL RUSSIA		3,108,232
Singapore (0.0%)
Semiconductor Equipment & Products (0.0%)
Verigy, Ltd.*	400	9,084
TOTAL SINGAPORE		9,084

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Spain (2.4%)
Biotechnology (2.4%)
Grifols SA	52,076	$1,659,785
TOTAL SPAIN		1,659,785
United Kingdom (7.1%)
Commercial Services & Supplies (1.8%)
Serco Group PLC	137,158	1,216,090
Industrial Conglomerates (2.1%)
Intertek Group PLC	73,500	1,438,458
Oil & Gas (2.6%)
Petrofac Ltd.	118,048	1,728,374
Road & Rail (0.6%)
Arriva PLC	31,647	429,411
TOTAL UNITED KINGDOM		4,812,333
United States (54.4%)
Aerospace & Defense (0.4%)
Cubic Corp.§	2,400	53,472
Curtiss-Wright Corp.§	600	26,844
DRS Technologies, Inc.§	600	47,232
GenCorp, Inc.*	200	1,432
General Dynamics Corp.	300	25,260
Northrop Grumman Corp.	300	20,070
The Boeing Co.	300	19,716
United Technologies Corp.	1,300	80,210
		274,236
Air Freight & Couriers (0.2%)
Hub Group, Inc. Class A*§	1,500	51,195
Ryder System, Inc.§	700	48,216
United Parcel Service, Inc. Class B	200	12,294
		111,705
Airlines (0.0%)
AMR Corp.*§	200	1,024
Continental Airlines, Inc. Class B*§	1,300	13,143
JetBlue Airways Corp.*§	100	373
Republic Airways Holdings, Inc.*§	700	6,062
		20,602
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.§	1,051	8,398
ATC Technology Corp.*	1,700	39,576
Autoliv, Inc.§	800	37,296
Cooper Tire & Rubber Co.§	3,600	28,224
Federal Signal Corp.§	300	3,600
Lear Corp.*§	1,300	18,434

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Auto Components
LKQ Corp.*§	1,344	$24,286
Modine Manufacturing Co.§	100	1,237
Spartan Motors, Inc.	100	747
Visteon Corp.*§	1,000	2,630
WABCO Holdings, Inc.§	500	23,230
		187,658
Automobiles (0.0%)
Avis Budget Group, Inc.*§	600	5,022
Thor Industries, Inc.§	200	4,252
Winnebago Industries, Inc.§	100	1,019
		10,293
Banks (2.4%)
AMCORE Financial, Inc.§	1,422	8,049
BancFirst Corp.§	700	29,960
Bank of Hawaii Corp.§	700	33,460
Beneficial Mutual Bancorp, Inc.*§	100	1,107
BOK Financial Corp.§	18,494	988,504
Boston Private Financial Holdings, Inc.§	100	567
Cathay General Bancorp§	1,900	20,653
Central Pacific Financial Corp.§	1,900	20,254
Chemical Financial Corp.§	1,300	26,520
Citizens Republic Bancorp, Inc.§	1,300	3,666
City Holding Co.	100	4,077
Community Trust Bancorp, Inc.§	500	13,130
Corus Bankshares, Inc.§	100	416
East West Bancorp, Inc.§	3,400	24,004
F.N.B. Corp.§	800	9,424
First Commonwealth Financial Corp.§	500	4,665
First Financial Bancorp.	100	920
First Niagara Financial Group, Inc.§	3,600	46,296
Flagstar Bancorp, Inc.§	100	301
Frontier Financial Corp.§	2,200	18,744
Hancock Holding Co.§	400	15,716
Hanmi Financial Corp.§	5,000	26,050
Harleysville National Corp.	100	1,116
Hudson City Bancorp, Inc.	100	1,668
NBT Bancorp, Inc.§	100	2,061
PacWest Bancorp§	1,600	23,808
Park National Corp.§	200	10,780
PrivateBancorp, Inc.	100	3,038
Prosperity Bancshares, Inc.§	1,600	42,768
Provident Bankshares Corp.§	500	3,190
Provident New York Bancorp§	100	1,106
Sterling Bancshares, Inc.§	600	5,454

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Banks
Sterling Financial Corp.§	1,100	$4,554
SVB Financial Group*§	1,800	86,598
Synovus Financial Corp.§	3,800	33,174
The Colonial BancGroup, Inc.§	1,700	7,514
The South Financial Group, Inc.§	1,000	3,920
TrustCo Bank Corp NY§	500	3,710
UCBH Holdings, Inc.§	800	1,800
Umpqua Holdings Corp.§	500	6,065
United Community Banks, Inc.§	600	5,118
Valley National Bancorp§	1,100	17,347
Washington Federal, Inc.§	3,100	56,110
Webster Financial Corp.§	1,900	35,340
Westamerica BanCorporation§	100	5,259
		1,657,981
Beverages (0.2%)
Boston Beer Company, Inc. Class A*§	1,100	44,748
The Coca-Cola Co.	1,400	72,772
The Pepsi Bottling Group, Inc.	500	13,960
		131,480
Biotechnology (1.1%)
Alkermes, Inc.*§	1,600	19,776
Allos Therapeutics, Inc.*	100	691
Arena Pharmaceuticals, Inc.*§	200	1,038
BioMarin Pharmaceutical, Inc.*§	3,800	110,124
Celgene Corp.*	787	50,266
Cell Genesys, Inc.*	200	520
Cubist Pharmaceuticals, Inc.*§	2,400	42,864
CV Therapeutics, Inc.*	400	3,292
Dendreon Corp.*§	700	3,115
Enzo Biochem, Inc.*	100	1,122
Enzon Pharmaceuticals, Inc.*§	2,700	19,224
Exelixis, Inc.*§	1,600	8,000
Genentech, Inc.*	100	7,590
Geron Corp.*§	200	690
Human Genome Sciences, Inc.*§	100	521
IDEXX Laboratories, Inc.*	1,900	92,606
Indevus Pharmaceuticals, Inc.*§	1,500	2,355
Isis Pharmaceuticals, Inc.*§	300	4,089
Luminex Corp.*§	200	4,110
Martek Biosciences Corp.*§	1,600	53,936
OSI Pharmaceuticals, Inc.*§	1,500	61,980
Pharmanet Development Group, Inc.*	3,000	47,310
Regeneron Pharmaceuticals, Inc.*§	2,400	34,656
Rigel Pharmaceuticals, Inc.*§	200	4,532
RTI Biologics, Inc.*	200	1,750
Sangamo BioSciences, Inc.*	100	995

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Biotechnology
Savient Pharmaceuticals, Inc.*§	800	$20,240
Seattle Genetics, Inc.*§	3,200	27,072
Third Wave Technologies, Inc.*	200	2,232
United Therapeutics Corp.*§	497	48,582
ViroPharma, Inc.*§	1,674	18,514
XenoPort, Inc.*§	800	31,224
ZymoGenetics, Inc.*	200	1,684
		726,700
Building Products (0.2%)
Apogee Enterprises, Inc.	100	1,616
Crane Co.	1,400	53,942
NCI Building Systems, Inc.*§	476	17,483
Simpson Manufacturing Co., Inc.§	200	4,748
USG Corp.*§	1,200	35,484
		113,273
Chemicals (7.9%)
Ashland, Inc.§	900	43,380
Aventine Renewable Energy Holdings, Inc.*§	200	880
Calgon Carbon Corp.*§	2,900	44,834
CF Industries Holdings, Inc.§	19,804	3,026,051
Chemtura Corp.	100	584
Cytec Industries, Inc.	700	38,192
Ferro Corp.§	200	3,752
FMC Corp.§	1,500	116,160
Innospec, Inc.	2,500	47,050
Intrepid Potash, Inc.*§	28,904	1,901,305
Minerals Technologies, Inc.§	600	38,154
Monsanto Co.	100	12,644
Olin Corp.§	1,800	47,124
OM Group, Inc.*§	1,200	39,348
PolyOne Corp.*	800	5,576
Spartech Corp.	100	943
Symyx Technologies, Inc.*	100	698
		5,366,675
Commercial Services & Supplies (1.8%)
Advance America Cash Advance Centers, Inc.§	100	508
Arbitron, Inc.§	800	38,000
Atlas Air Worldwide Holdings, Inc.*	900	44,514
Basin Water, Inc.*§	100	468
Brink's Co.	1,700	111,214
Clean Harbors, Inc.*§	1,200	85,272
Coinstar, Inc.*	100	3,271
Consolidated Graphics, Inc.*§	700	34,489
Convergys Corp.*§	2,000	29,720
Corinthian Colleges, Inc.*§	100	1,161

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Commercial Services & Supplies
CoStar Group, Inc.*§	100	$4,445
Covanta Holding Corp.*§	1,600	42,704
CSG Systems International, Inc.*§	3,200	35,264
Darling International, Inc.*§	3,000	49,560
DeVry, Inc.	900	48,258
EnergySolutions, Inc.§	200	4,470
Global Cash Access Holdings, Inc.*§	800	5,488
Headwaters, Inc.*§	200	2,354
Heidrick & Struggles International, Inc.§	1,200	33,168
Herman Miller, Inc.§	1,200	29,868
Hewitt Associates, Inc. Class A*§	1,200	45,996
Iconix Brand Group, Inc.*	300	3,624
ITT Educational Services, Inc.*§	430	35,531
Kforce, Inc.*	100	849
Koppers Holdings, Inc.§	900	37,683
Korn/Ferry International*	2,400	37,752
Macquarie Infrastructure Co., LLC§	300	7,587
Mueller Water Products, Inc. Class A§	800	6,456
Navigant Consulting, Inc.*§	2,100	41,076
Net 1 UEPS Technologies, Inc.*§	600	14,580
On Assignment, Inc.*	100	802
PHH Corp.*	400	6,140
Pre-Paid Legal Services, Inc.*§	1,100	44,682
Sotheby's§	900	23,733
Tetra Technologies, Inc.*	2,500	56,550
TrueBlue, Inc.*§	200	2,642
United Stationers, Inc.*§	900	33,255
Waste Management, Inc.	4,800	181,008
Watson Wyatt Worldwide, Inc. Class A§	600	31,734
		1,215,876
Commingled Fund (0.2%)
iShares Russell 2000 Index Fund§	1,600	110,448
Communications Equipment (0.6%)
3Com Corp.*§	4,500	9,540
Arris Group, Inc.*§	3,093	26,136
Atheros Communications*§	800	24,000
Cisco Systems, Inc.*	1,400	32,564
CommScope, Inc.*§	799	42,163
Comtech Telecommunications Corp.*§	1,000	49,000
Corning, Inc.	300	6,915
DSP Group, Inc.*	100	700
Echelon Corp.*§	100	1,090
Emulex Corp.*§	3,000	34,950
Extreme Networks, Inc.*§	800	2,272
FalconStor Software, Inc.*	100	708
InterDigital, Inc.*§	2,100	51,072

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Communications Equipment
Ixia*	200	$1,390
Powerwave Technologies, Inc.*§	1,000	4,250
QUALCOMM, Inc.	1,000	44,370
Sonus Networks, Inc.*§	3,500	11,970
Sycamore Networks, Inc.*§	1,800	5,796
Tekelec*§	400	5,884
Tellabs, Inc.*	2,900	13,485
UTStarcom, Inc.*§	700	3,829
ViaSat, Inc.*§	1,900	38,399
		410,483
Computers & Peripherals (0.2%)
Avid Technology, Inc.*§	200	3,398
Dell, Inc.*	1,100	24,068
Hewlett-Packard Co.	900	39,789
Hutchinson Technology, Inc.*§	2,500	33,600
Novatel Wireless, Inc.*§	1,900	21,147
Palm, Inc.§	800	4,312
Sigma Designs, Inc.*§	1,100	15,279
Synaptics, Inc.*§	100	3,773
		145,366
Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	200	2,688
EMCOR Group, Inc.*§	1,900	54,207
MasTec, Inc.*§	300	3,198
Shaw Group, Inc.*§	1,800	111,222
		171,315
Construction Materials (0.0%)
Eagle Materials, Inc.§	300	7,599
Texas Industries, Inc.§	200	11,226
		18,825
Containers & Packaging (0.2%)
Graphic Packaging Holding Co.*§	700	1,414
Myers Industries, Inc.	3,400	27,710
Rock-Tenn Co. Class A§	2,600	77,974
Smurfit-Stone Container Corp.*	1,800	7,326
		114,424
Distributors (0.1%)
Beacon Roofing Supply, Inc.*§	200	2,122
Pool Corp.§	300	5,328
The Andersons, Inc.§	100	4,071
WESCO International, Inc.*§	600	24,024
		35,545

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Financials (4.2%)
American Express Co.	6,400	$241,088
AmeriCredit Corp.*§	1,371	11,818
Apollo Investment Corp.§	1,600	22,928
Ares Capital Corp.§	900	9,072
BGC Partners, Inc. Class A*	200	1,510
BlackRock Kelso Capital Corp.§	300	2,838
BlackRock, Inc.§	100	17,700
CapitalSource, Inc.§	2,100	23,268
CBIZ, Inc.*§	2,800	22,260
Citigroup, Inc.	6,000	100,560
CompuCredit Corp.*§	100	600
E*TRADE Financial Corp.*§	5,500	17,270
Eaton Vance Corp.§	1,200	47,712
EZCORP, Inc. Class A*	100	1,275
FCStone Group, Inc.*§	1,100	30,723
Franklin Resources, Inc.§	200	18,330
GAMCO Investors, Inc. Class A§	500	24,810
Greenhill & Company, Inc.§	300	16,158
Guaranty Financial Group, Inc.*§	1,900	10,203
Hercules Technology Growth Capital, Inc.	100	893
IndyMac Bancorp, Inc.§	200	124
Interactive Brokers Group, Inc. Class A*§	2,100	67,473
Jefferies Group, Inc.§	1,200	20,184
JPMorgan Chase & Co.	108	3,706
LaBranche & Company, Inc.*	300	2,124
MCG Capital Corp.§	1,028	4,091
MSCI, Inc. Class A*	300	10,887
Nasdaq OMX Group, Inc.*§	1,200	31,860
National Financial Partners Corp.§	200	3,964
NewAlliance Bancshares, Inc.§	138,408	1,727,332
Raymond James Financial, Inc.§	1,500	39,585
State Street Corp.	800	51,192
T. Rowe Price Group, Inc.§	800	45,176
Texas Capital Bancshares, Inc.*§	1,500	24,000
The Charles Schwab Corp.	600	12,324
The First Marblehead Corp.§	100	257
The Goldman Sachs Group, Inc.	1,100	192,390
Waddell & Reed Financial, Inc. Class A	100	3,501
World Acceptance Corp.*§	900	30,303
		2,891,489
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*§	3,400	13,532
Clearwire Corp. Class A*§	500	6,480
EchoStar Corp. Class A*§	200	6,244
General Communication, Inc. Class A*§	100	687
Hughes Communications, Inc.*	100	4,909

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Telecommunication Services
NeuStar, Inc. Class A*§	1,100	$23,716
PAETEC Holding Corp.*§	500	3,175
Premiere Global Services, Inc.*§	3,300	48,114
		106,857
Electric - Integrated (0.0%)
VeraSun Energy Corp.*§	300	1,239
Electric Utilities (0.7%)
Black Hills Corp.§	1,500	48,090
CH Energy Group, Inc.§	100	3,557
CMS Energy Corp.§	2,700	40,230
El Paso Electric Co.*§	2,400	47,520
Northeast Utilities	1,800	45,954
OGE Energy Corp.	1,300	41,223
Ormat Technologies, Inc.§	1,100	54,098
PG&E Corp.§	4,100	162,729
PNM Resources, Inc.	920	11,003
Puget Energy, Inc.	1,500	35,985
The Empire District Electric Co.	200	3,708
		494,097
Electrical Equipment (0.4%)
Acuity Brands, Inc.§	200	9,616
Baldor Electric Co.§	1,000	34,980
Capstone Turbine Corp.*§	1,200	5,028
Encore Wire Corp.§	2,400	50,856
Energy Conversion Devices, Inc.*	200	14,728
Evergreen Solar, Inc.*§	1,100	10,659
FuelCell Energy, Inc.*§	400	2,840
Infinera Corp.*§	700	6,174
Molex, Inc. Class A§	600	13,746
Plug Power, Inc.*	200	470
Regal-Beloit Corp.§	1,100	46,475
Superior Essex, Inc.*§	900	40,167
Thomas & Betts Corp.*§	687	26,003
		261,742
Electronic Equipment & Instruments (4.7%)
American Superconductor Corp.*§	29,880	1,071,198
AZZ, Inc.*§	1,200	47,880
Benchmark Electronics, Inc.*§	2,400	39,216
CTS Corp.	100	1,005
Exar Corp.*	200	1,508
FLIR Systems, Inc.*§	2,700	109,539
Ingram Micro, Inc.*§	2,400	42,600
Itron, Inc.*§	16,192	1,592,483
KEMET Corp.*§	400	1,296

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Electronic Equipment & Instruments
Methode Electronics, Inc.§	2,200	$22,990
Molex, Inc.§	2,800	68,348
MTS Systems Corp.§	700	25,116
Newport Corp.*	100	1,139
Plexus Corp.*§	600	16,608
Rofin-Sinar Technologies, Inc.*§	400	12,080
TTM Technologies, Inc.*	200	2,642
Universal Display Corp.*§	100	1,232
Varian, Inc.*§	2,400	122,544
Vishay Intertechnology, Inc.*	2,077	18,423
		3,197,847
Energy Equipment & Services (1.1%)
Allis-Chalmers Energy, Inc.*	2,000	35,600
Atwood Oceanics, Inc.*§	700	87,038
Basic Energy Services, Inc.*	2,700	85,050
Complete Production Services, Inc.*	1,500	54,630
Dril-Quip, Inc.*	794	50,022
Global Industries, Ltd.*	3,000	53,790
Grey Wolf, Inc.*§	700	6,321
Halliburton Co.§	4,600	244,122
Trico Marine Services, Inc.*§	1,400	50,988
Unit Corp.*	700	58,079
		725,640
Food & Drug Retailing (0.6%)
Longs Drug Stores Corp.§	900	37,899
Nash Finch Co.§	900	30,843
Rite Aid Corp.*§	5,400	8,586
Spartan Stores, Inc.§	1,200	27,600
Sysco Corp.§	2,100	57,771
Terra Industries, Inc.§	4,500	222,075
Winn-Dixie Stores, Inc.*§	2,400	38,448
		423,222
Food Products (0.9%)
Cal-Maine Foods, Inc.§	1,800	59,382
Chiquita Brands International, Inc.*§	1,300	19,721
Corn Products International, Inc.	1,200	58,932
Del Monte Foods Co.	4,500	31,950
General Mills, Inc.	2,600	158,002
Green Mountain Coffee Roasters, Inc.*§	100	3,757
Herbalife, Ltd.§	1,300	50,375
Hormel Foods Corp.§	1,500	51,915
Kellogg Co.	100	4,802
Kraft Foods, Inc. Class A	6,800	193,460
Sanderson Farms, Inc.§	100	3,452
TreeHouse Foods, Inc.*§	200	4,852
		640,600

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Forestry & Paper (0.0%)
AbitibiBowater, Inc.§	400	$3,732
Glatfelter§	100	1,351
Louisiana-Pacific Corp.§	100	849
Mercer International, Inc.*	100	748
Wausau Paper Corp.§	100	771
		7,451
Gas Utilities (0.7%)
Energen Corp.§	1,400	109,242
National Fuel Gas Co.§	2,800	166,544
Northwest Natural Gas Co.§	2,100	97,146
Petrohawk Energy Corp.*§	1,600	74,096
Piedmont Natural Gas Company, Inc.§	600	15,696
The Laclede Group, Inc.	100	4,037
		466,761
Healthcare Equipment & Supplies (3.2%)
Accuray, Inc.*§	200	1,458
Boston Scientific Corp.*	100	1,229
CONMED Corp.*§	1,900	50,445
Haemonetics Corp.*§	800	44,368
Halozyme Therapeutics, Inc.*§	200	1,076
Hill-Rom Holdings, Inc.§	400	10,792
Hillenbrand, Inc.§	400	8,560
Hologic, Inc.*§	2,000	43,600
Illumina, Inc.*§	20,903	1,820,860
Invacare Corp.§	2,000	40,880
Kinetic Concepts, Inc.*§	400	15,964
Masimo Corp.*§	300	10,305
Mentor Corp.§	100	2,782
Meridian Bioscience, Inc.§	2,350	63,262
STERIS Corp.§	1,400	40,264
SurModics, Inc.*§	800	35,872
Symmetry Medical, Inc.*§	100	1,622
Zoll Medical Corp.*	100	3,367
		2,196,706
Healthcare Providers & Services (1.5%)
Air Methods Corp.*§	800	20,000
Amedisys, Inc.*§	300	15,126
Amerigroup Corp.*	800	16,640
AMN Healthcare Services, Inc.*§	1,300	21,996
AmSurg Corp.*§	2,200	53,570
Apria Healthcare Group, Inc.*§	2,900	56,231
CIGNA Corp.	5,000	176,950
Community Health Systems, Inc.*	900	29,682
Cross Country Healthcare, Inc.*	100	1,441
eResearchTechnology, Inc.*	200	3,488

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Healthcare Providers & Services
HEALTHSOUTH Corp.*§	800	$13,304
Henry Schein, Inc.*§	1,300	67,041
LifePoint Hospitals, Inc.*§	900	25,470
MAXIMUS, Inc.	1,600	55,712
Molina Healthcare, Inc.*§	1,000	24,340
Odyssey HealthCare, Inc.*§	100	974
Omnicell, Inc.*§	100	1,318
Owens & Minor, Inc.§	600	27,414
PARAXEL International Corp.*§	5,700	149,967
Pediatrix Medical Group, Inc.*§	700	34,461
Stewart Enterprises, Inc. Class A§	800	5,760
Sun Healthcare Group, Inc.*	100	1,339
Sunrise Senior Living, Inc.*§	2,700	60,696
WellCare Health Plans, Inc.*	4,000	144,600
		1,007,520
Hotels, Restaurants & Leisure (0.6%)
Boyd Gaming Corp.§	500	6,280
Carmike Cinemas, Inc.§	100	587
CBRL Group, Inc.§	2,500	61,275
CEC Entertainment, Inc.*§	1,400	39,214
Chipotle Mexican Grill, Inc. Class A*	100	8,262
Chipotle Mexican Grill, Inc. Class B*§	300	22,608
Choice Hotels International, Inc.§	1,500	39,750
Denny's Corp.*§	700	1,988
Great Wolf Resorts, Inc.*§	100	437
Isle of Capri Casinos, Inc.*§	100	479
Jack in the Box, Inc.*§	704	15,777
Landry's Restaurants, Inc.§	2,300	41,331
Leapfrog Enterprises, Inc.*	100	832
LIFE TIME FITNESS, Inc.*§	100	2,955
Panera Bread Co. Class A*§	100	4,626
Papa John's International, Inc.*§	2,600	69,134
Penn National Gaming, Inc.*§	800	25,720
Pinnacle Entertainment, Inc.*	300	3,147
Ruby Tuesday, Inc.§	100	540
Shuffle Master, Inc.*§	100	494
Triarc Companies, Inc. Class A	100	640
Triarc Companies, Inc. Class B§	100	633
WMS Industries, Inc.*§	1,500	44,655
		391,364
Household Durables (0.4%)
American Greetings Corp. Class A§	2,300	28,382
Beazer Homes USA, Inc.§	200	1,114
Blyth, Inc.§	306	3,681
Champion Enterprises, Inc.*§	500	2,925
Furniture Brands International, Inc.§	2,600	34,736

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Household Durables
HNI Corp.§	200	$3,532
Hovnanian Enterprises, Inc. Class A*	100	548
KB Home§	1,200	20,316
La-Z-Boy, Inc.§	700	5,355
Lennar Corp. Class A§	500	6,170
NVR, Inc.*§	200	100,016
Snap-on, Inc.§	800	41,608
Standard Pacific Corp.§	200	676
Tempur-Pedic International, Inc.§	600	4,686
The Ryland Group, Inc.§	505	11,014
Tupperware Brands Corp.§	200	6,844
		271,603
Household Products (0.0%)
Prestige Brands Holdings, Inc.*	100	1,066
The Procter & Gamble Co.	500	30,405
		31,471
Industrial Conglomerates (0.8%)
3M Co.	200	13,918
Carlisle Companies, Inc.§	1,200	34,800
Chemed Corp.§	272	9,958
General Electric Co.	4,900	130,781
Raven Industries, Inc.§	100	3,278
Textron, Inc.	500	23,965
Walter Industries, Inc.§	2,800	304,556
		521,256
Insurance (1.0%)
Aflac, Inc.	2,500	157,000
Ambac Financial Group, Inc.§	2,200	2,948
American Equity Investment Life Holding Co.§	3,000	24,450
CNA Surety Corp.*§	1,300	16,432
Conseco, Inc.*§	2,800	27,776
Employers Holdings, Inc.§	1,900	39,330
HCC Insurance Holdings, Inc.	2,100	44,394
Horace Mann Educators Corp.	200	2,804
Infinity Property & Casualty Corp.	100	4,152
LandAmerica Financial Group, Inc.§	360	7,988
MBIA, Inc.§	2,100	9,219
MGIC Investment Corp.§	1,300	7,943
National Interstate Corp.§	800	14,704
Philadelphia Consolidated Holding Corp.*	1,800	61,146
Phoenix Companies, Inc.§	3,800	28,918
PICO Holdings, Inc.*§	100	4,345
PMA Capital Corp. Class A*	100	921
Radian Group, Inc.§	6,000	8,700
Reinsurance Group of America, Inc.§	1,000	43,520

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Insurance
Selective Insurance Group, Inc.§	1,900	$35,644
StanCorp Financial Group, Inc.§	800	37,568
State Auto Financial Corp.§	2,300	55,039
The PMI Group, Inc.§	400	780
United Fire & Casualty Co.§	1,600	43,088
Universal American Financial Corp.*	300	3,066
W.R. Berkley Corp.	100	2,438
Zenith National Insurance Corp.	900	31,644
		715,957
Internet & Catalog Retail (0.1%)
Coldwater Creek, Inc.*§	200	1,056
Insight Enterprises, Inc.*	1,800	21,114
NutriSystem, Inc.	100	1,414
Systemax, Inc.§	1,100	19,415
		42,999
Internet Software & Services (0.4%)
Acme Packet, Inc.*§	100	776
Allscripts Heathcare Solutions, Inc.*§	100	1,241
Ariba, Inc.*§	700	10,297
Art Technology Group, Inc.*§	900	2,880
Blue Coat Systems, Inc.*§	1,600	22,576
CMGI, Inc.*§	200	2,120
Cogent Communications Group, Inc.*§	300	4,020
EarthLink, Inc.*§	1,427	12,344
InfoSpace, Inc.	100	833
Internet Capital Group, Inc.*	100	773
Interwoven, Inc.*	200	2,402
j2 Global Communications, Inc.*§	2,200	50,600
NIC, Inc.	200	1,366
S1 Corp.*	300	2,271
Sohu.com, Inc.*§	1,600	112,704
SonicWALL, Inc.*§	300	1,935
The Trizetto Group, Inc.*§	200	4,276
Vignette Corp.*§	1,700	20,400
		253,814
IT Consulting & Services (0.2%)
Acxiom Corp.§	1,000	11,490
Automatic Data Processing, Inc.	700	29,330
CIBER, Inc.*	100	621
IHS, Inc. Class A*§	1,100	76,560
Innerworkings, Inc.*§	100	1,196
Ness Technologies, Inc.*	100	1,012
Sykes Enterprises, Inc.*§	200	3,772
Tyler Technologies, Inc.*§	100	1,357
Unisys Corp.*§	4,000	15,800
		141,138

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Leisure Equipment & Products (0.1%)
Brunswick Corp.§	1,600	$16,960
Callaway Golf Co.§	1,800	21,294
Polaris Industries, Inc.§	600	24,228
RC2 Corp.*§	1,600	29,696
Smith & Wesson Holding Corp.*	200	1,042
		93,220
Machinery (1.7%)
Actuant Corp. Class A§	900	28,215
AGCO Corp.*§	3,400	178,194
Applied Industrial Technologies, Inc.§	1,600	38,672
Badger Meter, Inc.§	1,000	50,530
Barnes Group, Inc.§	1,500	34,635
Blount International, Inc.*§	200	2,322
Briggs & Stratton Corp.§	300	3,804
Ceradyne, Inc.*§	601	20,614
Chart Industries, Inc.*§	900	43,776
Columbus McKinnon Corp.*§	1,500	36,120
Dionex Corp.*§	1,100	73,007
Dover Corp.	1,300	62,881
EnPro Industries, Inc.*§	100	3,734
Flow International Corp.*§	100	780
Force Protection, Inc.*§	200	662
FreightCar America, Inc.§	1,200	42,600
Gardner Denver, Inc.*	2,300	130,640
Illinois Tool Works, Inc.§	1,300	61,763
Kaydon Corp.§	500	25,705
Kennametal, Inc.	1,200	39,060
Mueller Industries, Inc.	1,800	57,960
Reliance Steel & Aluminum Co.§	900	69,381
Robbins & Myers, Inc.§	1,200	59,844
Taylor Devices, Inc.*	200	1,278
The Manitowoc Company, Inc.§	1,200	39,036
The Timken Co.	1,100	36,234
Titan International, Inc.§	900	32,058
Wabash National Corp.	100	756
		1,174,261
Marine (0.2%)
American Commercial Lines, Inc.*§	200	2,186
Cal Dive International, Inc.*§	544	7,774
Eagle Bulk Shipping, Inc.§	300	8,871
Genco Shipping & Trading, Ltd.§	1,000	65,200
Overseas Shipholding Group, Inc.§	344	27,355
		111,386

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Media (0.6%)
CKX, Inc.*§	200	$1,750
Cox Radio, Inc. Class A*§	100	1,180
Entercom Communications Corp.§	2,200	15,444
Entravision Communications Corp. Class A*§	200	804
Harte-Hanks, Inc.§	2,200	25,190
Idearc, Inc.§	1,100	2,585
LodgeNet Interactive Corp.*§	100	491
Meredith Corp.§	700	19,803
Netflix, Inc.*§	700	18,249
News Corp. Class A	700	10,528
R.H. Donnelley Corp.*§	200	600
Regal Entertainment Group Class A§	2,700	41,256
Scholastic Corp.*§	200	5,732
Sinclair Broadcast Group, Inc. Class A	300	2,280
The E.W. Scripps Co. Class A§	1,000	41,540
The McClatchy Co. Class A	300	2,034
The New York Times Co. Class A§	1,500	23,085
The Walt Disney Co.§	4,700	146,640
Time Warner, Inc.§	2,000	29,600
Warner Music Group Corp.§	100	714
		389,505
Metals & Mining (1.9%)
AK Steel Holding Corp.	3,200	220,800
Alpha Natural Resources, Inc.*	3,700	385,873
Arch Coal, Inc.	800	60,024
Century Aluminum Co.*§	500	33,245
Cleveland-Cliffs, Inc.	6	715
Coeur d'Alene Mines Corp.*§	5,900	17,110
Compass Minerals International, Inc.§	2,600	209,456
Esmark, Inc.*§	200	3,824
Foundation Coal Holdings, Inc.§	700	62,006
Hecla Mining Co.*§	1,800	16,668
Horsehead Holding Corp.*§	100	1,216
International Coal Group, Inc.*§	1,400	18,270
James River Coal Co.*§	100	5,869
Kaiser Aluminum Corp.§	600	32,118
Massey Energy Co.§	2,300	215,625
Steel Dynamics, Inc.§	800	31,256
USEC, Inc.*§	900	5,472
		1,319,547
Multi-Utilities (0.0%)
Aquila, Inc.*§	4,300	16,211

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Multiline Retail (0.4%)
99 Cents Only Stores*	100	$660
Big Lots, Inc.*§	2,100	65,604
BJ's Wholesale Club, Inc.*§	1,400	54,180
Bon-Ton Stores, Inc.§	100	522
Dillard's, Inc. Class A§	500	5,785
Dollar Tree, Inc.*	3,000	98,070
Fred's, Inc. Class A§	200	2,248
Retail Ventures, Inc.*§	200	920
Saks, Inc.*§	1,500	16,470
Wal-Mart Stores, Inc.	600	33,720
		278,179
Office Electronics (0.1%)
IKON Office Solutions, Inc.§	900	10,152
Zebra Technologies Corp.*	1,200	39,168
		49,320
Oil & Gas (5.5%)
Alon USA Energy, Inc.§	146	1,746
Anadarko Petroleum Corp.	2,000	149,680
Berry Petroleum Co. Class A§	600	35,328
BPZ Resources, Inc.*§	1,600	47,040
Brigham Exploration Co.*§	200	3,166
Bronco Drilling Co, Inc.*§	1,900	34,922
Cabot Oil & Gas Corp.§	1,200	81,276
Chevron Corp.	2,600	257,738
Comstock Resources, Inc.*§	900	75,987
Concho Resources, Inc.*	700	26,110
ConocoPhillips	600	56,634
Continental Resources, Inc.*§	800	55,456
Delek US Holdings, Inc.§	312	2,874
El Paso Corp.§	8,100	176,094
Exxon Mobil Corp.	600	52,878
Frontier Oil Corp.§	1,285	30,724
Gulfport Energy Corp.*§	3,500	57,645
Harvest Natural Resources, Inc.*§	100	1,106
Holly Corp.§	1,000	36,920
McMoRan Exploration Co.*§	200	5,504
Occidental Petroleum Corp.	600	53,916
Parallel Petroleum Corp.*	200	4,026
Petroleum Development Corp.*§	1,000	66,490
PetroQuest Energy, Inc.*§	200	5,380
Pioneer Drilling Co.*	3,100	58,311
SandRidge Energy, Inc.*§	33,132	2,139,665
Stone Energy Corp.*	1,500	98,865
Swift Energy Co.*§	200	13,212
TXCO Resources, Inc.*§	100	1,176
VAALCO Energy, Inc.*	400	3,388

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Oil & Gas
W&T Offshore, Inc.§	2,100	$122,871
Warren Resources, Inc.*§	400	5,872
Western Refining, Inc.§	100	1,184
		3,763,184
Paper & Forest Products (0.1%)
Potlatch Corp.§	200	9,024
Rayonier Inc.§	700	29,722
		38,746
Personal Products (0.1%)
Alberto-Culver Co.§	1,500	39,405
Chattem, Inc.*§	300	19,515
NBTY, Inc.*	691	22,153
		81,073
Pharmaceuticals (0.6%)
Abbott Laboratories	800	42,376
Abraxis BioScience, Inc.	100	1,672
Alnylam Pharmaceuticals, Inc.*§	500	13,365
American Oriental Bioengineering, Inc.*§	400	3,948
APP Pharmaceuticals, Inc.*	100	1,672
ARIAD Pharmaceuticals, Inc.*§	200	480
Cypress Bioscience, Inc.*	100	719
Durect Corp.*	200	734
Eli Lilly & Co.§	1,200	55,392
InterMune, Inc.*	100	1,312
Johnson & Johnson	500	32,170
King Pharmaceuticals, Inc.*§	2,959	30,981
MannKind Corp.*§	100	300
Medicis Pharmaceutical Corp. Class A§	2,000	41,560
Merck & Co., Inc.	300	11,307
Mylan, Inc.*	2,200	26,554
Nektar Therapeutics*§	600	2,010
Obagi Medical Products, Inc.*§	100	855
Pain Therapeutics, Inc.*	100	790
Par Pharmaceutical Cos, Inc.*§	1,500	24,345
Salix Pharmaceuticals, Ltd.*	300	2,109
Sciele Pharma, Inc.§	1,500	29,025
Sepracor, Inc.*§	2,200	43,824
Theravance, Inc.*	100	1,187
Valeant Pharmaceuticals International*§	300	5,133
Watson Pharmaceuticals, Inc.*	1,600	43,472
		417,292

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Real Estate (1.5%)
Alexandria Real Estate Equities, Inc.§	100	$9,734
American Campus Communities, Inc.	200	5,568
Anthracite Capital, Inc.§	3,600	25,344
Anworth Mortgage Asset Corp.	2,100	13,671
Ashford Hospitality Trust§	900	4,158
BioMed Realty Trust, Inc.§	600	14,718
Brandywine Realty Trust§	1,200	18,912
BRE Properties, Inc.§	700	30,296
CapLease, Inc.	200	1,498
Capstead Mortgage Corp.	300	3,255
CBL & Associates Properties, Inc.§	500	11,420
Cedar Shopping Centers, Inc.	200	2,344
Chimera Investment Corp.	100	901
Colonial Properties Trust§	600	12,012
Corporate Office Properties Trust§	300	10,299
Cousins Properties, Inc.§	200	4,620
DCT Industrial Trust, Inc.§	1,900	15,732
DiamondRock Hospitality Co.§	900	9,801
Digital Realty Trust, Inc.§	500	20,455
Douglas Emmett, Inc.§	1,000	21,970
DuPont Fabros Technology, Inc.§	200	3,728
Entertainment Properties Trust§	500	24,720
Equity One, Inc.§	200	4,110
Extra Space Storage, Inc.§	700	10,752
FelCor Lodging Trust, Inc.§	900	9,450
First Industrial Realty Trust, Inc.§	900	24,723
Forestar Real Estate Group, Inc.*§	200	3,810
Franklin Street Properties Corp.§	500	6,320
Glimcher Realty Trust§	100	1,118
Gramercy Capital Corp.§	1,200	13,908
Health Care REIT, Inc.§	800	35,600
Healthcare Realty Trust, Inc.§	400	9,508
Hersha Hospitality Trust	300	2,265
Highwoods Properties, Inc.§	500	15,710
Hilltop Holdings, Inc.*	200	2,062
Home Properties, Inc.§	100	4,806
Hospitality Properties Trust§	1,500	36,690
HRPT Properties Trust	3,100	20,987
Inland Real Estate Corp.§	400	5,768
Investors Real Estate Trust	400	3,816
iStar Financial, Inc.§	1,600	21,136
Jones Lang LaSalle, Inc.§	600	36,114
Kilroy Realty Corp.§	100	4,703
LaSalle Hotel Properties§	200	5,026
Lexington Realty Trust§	500	6,815
Mack-Cali Realty Corp.	900	30,753
Maguire Properties, Inc.§	200	2,434

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Real Estate
Medical Properties Trust, Inc.§	500	$5,060
MFA Mortgage Investments, Inc.§	1,600	10,432
Mid-America Apartment Communities, Inc.§	400	20,416
National Health Investors, Inc.§	400	11,404
National Retail Properties, Inc.	1,000	20,900
Nationwide Health Properties, Inc.§	1,000	31,490
Newcastle Investment Corp.	300	2,103
NorthStar Realty Finance Corp.	400	3,328
Omega Healthcare Investors, Inc.	1,600	26,640
Parkway Properties, Inc.	1,600	53,968
Pennsylvania Real Estate Investment Trust§	600	13,884
Post Properties, Inc.§	300	8,925
RAIT Financial Trust§	400	2,968
Ramco-Gershenson Properties Trust§	1,200	24,648
Realty Income Corp.§	1,400	31,864
Senior Housing Properties Trust	1,200	23,436
Strategic Hotels & Resorts, Inc.§	700	6,559
Sunstone Hotel Investors, Inc.§	900	14,940
Tanger Factory Outlet Centers, Inc.§	100	3,593
Taubman Centers, Inc.§	400	19,460
The St. Joe Co.§	900	30,888
U-Store-It Trust§	300	3,585
Washington Real Estate Investment Trust	300	9,015
Weingarten Realty Investors§	1,100	33,352
		996,398
Road & Rail (0.6%)
Arkansas Best Corp.§	1,400	51,296
GATX Corp.§	2,600	115,258
Heartland Express, Inc.§	1,000	14,910
J.B. Hunt Transport Services, Inc.§	1,400	46,592
Kansas City Southern*§	1,100	48,389
Knight Transportation, Inc.§	500	9,150
Werner Enterprises, Inc.§	5,700	105,906
YRC Worldwide, Inc.*§	400	5,948
		397,449
Semiconductor Equipment & Products (1.1%)
Adaptec, Inc.*	900	2,880
Advanced Energy Industries, Inc.*§	2,700	36,990
Amkor Technology, Inc.*§	4,400	45,804
ANADIGICS, Inc.*§	500	4,925
Applied Materials, Inc.	1,700	32,453
Applied Micro Circuits Corp.*	500	4,280
Atmel Corp.*§	5,200	18,096
Axcelis Technologies, Inc.*§	700	3,416
Brooks Automation, Inc.*	100	827

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Semiconductor Equipment & Products
Cabot Microelectronics Corp.*§	1,000	$33,150
Cirrus Logic, Inc.*§	500	2,780
Cree, Inc.*§	1,200	27,372
Cymer, Inc.*§	1,400	37,632
Cypress Semiconductor Corp.*§	1,878	46,480
EMCORE Corp.*	200	1,252
Entegris, Inc.*§	5,700	37,335
Integrated Device Technology, Inc.*§	2,206	21,928
Intel Corp.	1,500	32,220
International Rectifier Corp.*	600	11,520
Kulicke and Soffa Industries, Inc.*	300	2,187
Lattice Semiconductor Corp.*§	800	2,504
Micrel, Inc.§	300	2,745
Microsemi Corp.*§	1,100	27,698
MKS Instruments, Inc.*§	2,300	50,370
OmniVision Technologies, Inc.*§	800	9,672
ON Semiconductor Corp.*§	100	917
Photronics, Inc.*	200	1,408
PMC-Sierra, Inc.*§	100	765
QLogic Corp.*§	2,900	42,311
RF Micro Devices, Inc.*§	3,600	10,440
Silicon Image, Inc.*§	700	5,075
Silicon Storage Technology, Inc.*§	600	1,662
SiRF Technology Holdings, Inc.*§	200	864
Spansion, Inc. Class A*§	900	2,025
Teradyne, Inc.*§	3,600	39,852
Texas Instruments, Inc.	1,800	50,688
Trident Microsystems, Inc.*	100	365
TriQuint Semiconductor, Inc.*	1,300	7,878
Varian Semiconductor Equipment Associates, Inc.*§	870	30,293
Zoran Corp.*	6,500	76,050
		767,109
Software (1.1%)
Advent Software, Inc.*§	300	10,824
ANSYS, Inc.*§	1,200	56,544
Aspen Technology, Inc.*	4,400	58,520
Commvault Systems, Inc.*§	200	3,328
Compuware Corp.*	4,400	41,976
Epicor Software Corp.*	300	2,073
JDA Software Group, Inc.*§	2,200	39,820
Macrovision Solutions Corp.*§	700	10,472
Magma Design Automation, Inc.*	100	607
Mentor Graphics Corp.*§	100	1,580
Metavante Technologies, Inc.*	900	20,358
MICROS Systems, Inc.*§	1,200	36,588
MicroStrategy, Inc. Class A*	800	51,800

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Software
MSC.Software Corp.*	200	$2,196
Novell, Inc.*§	6,300	37,107
Parametric Technology Corp.*§	3,700	61,679
Progress Software Corp.*§	1,600	40,912
Solera Holdings, Inc.*	100	2,766
SPSS, Inc.*§	1,500	54,555
SuccessFactors, Inc.*	100	1,095
Sybase, Inc.*§	4,400	129,448
Take-Two Interactive Software, Inc.*	500	12,785
Taleo Corp. Class A*§	1,600	31,344
The Ultimate Software Group, Inc.*§	100	3,563
TIBCO Software, Inc.*§	100	765
VeriFone Holdings, Inc.*§	600	7,170
Wind River Systems, Inc.*§	600	6,534
		726,409
Specialty Retail (0.6%)
Asbury Automotive Group, Inc.§	100	1,285
Bare Escentuals, Inc.*§	400	7,492
Barnes & Noble, Inc.§	2,000	49,680
Borders Group, Inc.	300	1,800
Buckle, Inc.§	1,100	50,303
Cabela's, Inc.*§	200	2,202
Cato Corp. Class A§	1,800	25,632
Charming Shoppes, Inc.*§	1,000	4,590
Chico's FAS, Inc.*§	100	537
Christopher & Banks Corp.§	100	680
Circuit City Stores, Inc.§	1,400	4,046
CSK Auto Corp.*§	200	2,096
Hibbett Sports, Inc.*§	100	2,110
Jo-Ann Stores, Inc.*§	1,700	39,151
Jos. A. Bank Clothiers, Inc.*§	1,300	34,775
Men's Wearhouse, Inc.§	2,300	37,467
Pier 1 Imports, Inc.*§	500	1,720
Rent-A-Center, Inc.*§	2,600	53,482
Stage Stores, Inc.§	200	2,334
The Gymboree Corp.*§	800	32,056
The Pep Boys-Manny, Moe & Jack§	300	2,616
The Wet Seal, Inc. Class A*	400	1,908
United Rentals, Inc.*	900	17,649
Urban Outfitters, Inc.*§	1,700	53,023
Zale Corp.*§	600	11,334
		439,968

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Textiles & Apparel (0.4%)
Crocs, Inc.*§	700	$5,607
Deckers Outdoor Corp.*§	200	27,840
Fossil, Inc.*§	1,500	43,605
Jones Apparel Group, Inc.§	2,048	28,160
NIKE, Inc. Class B§	600	35,766
Quiksilver, Inc.*§	1,300	12,766
Sealy Corp.§	200	1,148
Under Armour, Inc. Class A*§	100	2,564
Warnaco Group, Inc.*§	1,200	52,884
Wolverine World Wide, Inc.§	1,800	48,006
		258,346
Tobacco (0.0%)
Alliance One International, Inc.*§	100	511
Vector Group, Ltd.§	1,200	19,356
		19,867
Water Utilities (0.0%)
California Water Service Group§	800	26,216
Wireless Telecommunication Services (0.1%)
Aruba Networks, Inc.*§	800	4,184
Centennial Communications Corp.*§	3,700	25,863
Goamerica, Inc.*§	100	750
ICO Global Communications (Holdings), Ltd.*§	800	2,608
Leap Wireless International, Inc.*§	400	17,268
TerreStar Corp.*§	500	1,990
USA Mobility, Inc.*§	2,600	19,630
		72,293
TOTAL UNITED STATES		37,049,637
TOTAL COMMON STOCKS (Cost $62,537,139)		63,619,942

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (35.4%)
State Street Navigator Prime Portfolio§§	20,080,189	$20,080,189
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$4,028	4,028,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,108,189)		24,108,189
TOTAL INVESTMENTS AT VALUE (128.9%) (Cost $86,645,328)		87,728,131
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.9%)		(19,665,448)
NET ASSETS (100.0%)		$68,062,683

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $20,080,189 (Cost $86,645,328) (Note 2)	$87,728,131[1]
Cash	127
Foreign currency at value (cost $505,527)	515,373
Receivable for investments sold	190,903
Dividend and interest receivable	35,659
Receivable for portfolio shares sold	5,737
Prepaid expenses and other assets	16,960
Total Assets	88,492,890
Liabilities
Advisory fee payable (Note 3)	35,199
Payable upon return of securities loaned (Note 2)	20,080,189
Payable for investments purchased	163,893
Payable for portfolio shares redeemed	83,890
Trustees' fee payable	9,091
Other accrued expenses payable	57,945
Total Liabilities	20,430,207
Net Assets
Capital stock, $.001 par value (Note 6)	5,201
Paid-in capital (Note 6)	87,706,558
Undistributed net investment income	1,544,623
Accumulated net realized loss on investments and foreign currency transactions	(22,286,691)
Net unrealized appreciation from investments and foreign currency translations	1,092,992
Net Assets	$68,062,683
Shares outstanding	5,201,123
Net asset value, offering price, and redemption price per share	$13.09

1  Including $19,604,113 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$769,395
Interest	12,096
Securities lending	114,949
Foreign taxes withheld	(41,007)
Total investment income	855,433
Expenses
Investment advisory fees (Note 3)	455,819
Administrative services fees (Note 3)	43,498
Custodian fees	30,898
Printing fees (Note 3)	27,895
Audit and tax fees	13,344
Trustees' fees	13,111
Transfer agent fees	5,251
Interest expense (Note 4)	3,941
Legal fees	3,920
Commitment fees (Note 4)	1,540
Insurance expense	1,035
Total expenses	600,252
Less: fees waived (Note 3)	(235,598)
Net expenses	364,654
Net investment income	490,779
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,264,741)
Net realized loss from foreign currency transactions	(127,663)
Net change in unrealized appreciation (depreciation) from investments	(4,407,488)
Net change in unrealized appreciation (depreciation) from foreign currency translations	9,666
Net realized and unrealized loss from investments and foreign currency related items	(6,790,226)
Net decrease in net assets resulting from operations	$(6,299,447)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$490,779	$1,081,979
Net realized gain (loss) from investments and foreign currency transactions	(2,392,404)	5,947,961
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(4,397,822)	(9,598,158)
Net decrease in net assets resulting from operations	(6,299,447)	(2,568,218)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,206,580	8,774,027
Net asset value of shares redeemed	(14,728,805)	(38,426,851)
Net decrease in net assets from capital share transactions	(12,522,225)	(29,652,824)
Net decrease in net assets	(18,821,672)	(32,221,042)
Net Assets
Beginning of period	86,884,355	119,105,397
End of period	$68,062,683	$86,884,355
Undistributed net investment income	$1,544,623	$1,053,844

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$14.08	$14.67	$12.95	$11.15	$9.45	$6.40
INVESTMENT OPERATIONS
Net investment income (loss)	0.09	0.18	(0.00)[1]	(0.04)	(0.09)	(0.06)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.08)	(0.77)	1.72	1.84	1.79	3.11
Total from investment operations	(0.99)	(0.59)	1.72	1.80	1.70	3.05
Net asset value, end of period	$13.09	$14.08	$14.67	$12.95	$11.15	$9.45
Total return[2]	(7.03)%	(4.02)%	13.28%	16.14%	17.99%	47.66%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$68,063	$86,884	$119,105	$129,308	$110,110	$102,577
Ratio of expenses to average net assets	1.00%[3]	1.37%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	1.35%[3]	1.01%	(0.02)%	(0.39)%	(0.85)%	(0.94)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.65%[3]	0.21%	0.16%	0.19%	0.17%	0.23%
Portfolio turnover rate	92%	76%	117%	75%	79%	86%

1  This amount represents less than $(0.01) per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Global Small Cap Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$61,079,586	$—
Level 2 — Other Significant Observable Inputs	26,648,545	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$87,728,131	$—

*  Other financial instruments include futures, forwards and swap contracts.

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2008, the Portfolio had no open forward foreign currency contracts.

I) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Portfolio had no open futures contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $379,079, of which $235,323 was rebated to borrowers (brokers). The Portfolio retained $114,949 in income from the cash collateral investment, and SSB, as lending agent, was paid $28,807. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $455,819 and $235,598, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Japan") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio. As of April 1, 2008, Credit Suisse Japan no longer serves as sub-investment advisor to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $32,819.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $10,679.

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $1,316 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,156,484	3.958%	$1,693,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $66,480,318 and $83,088,542, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $86,645,328, $6,913,668, $(5,830,865) and $1,082,803, respectively.

Credit Suisse Trust — Global Small Cap Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	171,543	576,327
Shares redeemed	(1,141,820)	(2,523,446)
Net decrease	(970,277)	(1,947,119)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
5	74%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Trust — Global Small Cap Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•   Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•   Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Trust — Global Small Cap Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRGSC-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL FOCUS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 5, 2008

Dear Shareholder:

For the six-month period ended June 30, 2008, Credit Suisse Trust — International Focus Portfolio1 (the "Portfolio") had a loss of -8.96% versus a decrease of -10.96% for the Morgan Stanley Capital International EAFE Index (net dividends).2

Market Review: Emerging markets under pressure too

International equity markets came under pressure during the first half of 2008 as the impact of the credit crunch continued to weigh on markets.

Additionally, as the possibility arose that the credit crunch might affect areas of the global economy previously considered immune, other areas of the market came under pressure as well. However, traditional areas of stability, like energy, some consumer staples, and pharmaceuticals held up reasonably in the market downturn.

While initially weathering the storm, emerging markets came under pressure — particularly in the second quarter of 2008 — as investors questioned whether emerging markets had effectively "decoupled" from the global economy.

The price of oil continued to surge upward, nearing close to $150 per barrel. This led to fears of inflation, and also contributed to the economic malaise as investors feared that high gas prices would have a negative impact on consumer sentiment and spending. Additionally, the U.S. dollar came under pressure during the first half of the year, particularly versus the euro and the Japanese yen.

Strategic Review and Outlook: Global economy may slow further

During the six-month period ended June 30, 2008, the Portfolio outperformed its benchmark due to positive stock and sector selection. Specifically, our overweight positions in energy and pharmaceuticals, and our underweight position in financials contributed to relative performance. Additionally, stock selection in banks added to relative performance — we tried to avoid banks that were exposed to the effects of the credit crunch, and invested in banks exposed to growth in emerging markets. Stock selection in the capital goods sector also contributed positively to performance as we invested in stocks we believe are likely to benefit from the current strength in commodity prices. Conversely, our overweight position in telecommunications services detracted from performance.

Throughout the period, we held more cash than usual as a defensive measure against the market turmoil. We ran with an overweight position in the energy sector for the first half of this year, primarily because we have a positive view on

1

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

oil prices for the long term. Specifically, we prefer the oil service companies and oil companies that have direct access to resources. We have also maintained an overweight position in pharmaceuticals, because we believe the sector to be a safe haven in the current market turbulence.

We expect inflation to be a theme for the next year or so, as high energy, commodity, and food prices begin to have an impact. Additionally, in our opinion, the monetary authorities (like the Federal Reserve Board in the United States) will take action to stave off inflation, particularly as we believe they are concerned that commodity and food price inflation might feed into wage demands.

In our opinion, there is a risk that the global economy may slow further as a result of the credit crunch, high oil and other commodity prices, as well as higher food prices. In fact, some central banks around the world, including the European Central Bank, have already raised interest rates to combat inflation. Additionally, the monetary authorities in China increased the reserves that banks are required to hold, thereby reducing money supply in the economy. We believe the worsening economic outlook does not bode well for international equity markets, and we have positioned the Portfolio to take this into account. Further, we expect that the current market turmoil will give us a number of interesting investment opportunities, and we plan to take full advantage of these.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	10 Years	Since Inception	Inception Date
(5.84)%	15.72%	4.05%	5.24%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.34%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE Index (net dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$910.40
Expenses Paid per $1,000*	$6.36
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,018.20
Expenses Paid per $1,000*	$6.72
Annualized Expense Ratios*	1.34%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.4%)
Belgium (2.9%)
Beverages (1.4%)
InBev NV	16,614	$1,149,510
Metals & Mining (1.5%)
Umicore	25,916	1,275,530
TOTAL BELGIUM		2,425,040
Bermuda (0.4%)
Real Estate (0.4%)
Hiscox, Ltd.	92,016	379,427
TOTAL BERMUDA		379,427
Brazil (2.0%)
Oil & Gas (2.0%)
Petroleo Brasileiro SA - Petrobras ADR	28,760	1,666,642
TOTAL BRAZIL		1,666,642
Denmark (1.5%)
Electrical Equipment (1.5%)
Vestas Wind Systems A/S*	9,735	1,268,310
TOTAL DENMARK		1,268,310
Finland (0.8%)
Diversified Telecommunication Services (0.8%)
Nokia Oyj	26,445	646,843
TOTAL FINLAND		646,843
France (11.0%)
Banks (2.6%)
BNP Paribas§	13,515	1,217,426
Societe Generale§	11,030	956,957
		2,174,383
Beverages (1.4%)
Pernod Ricard SA§	11,760	1,200,885
Insurance (0.9%)
Axa	24,912	734,565
Media (0.9%)
Vivendi SA	20,194	761,971
Metals & Mining (1.0%)
Vallourec SA	2,465	862,685
Oil & Gas (1.1%)
Total SA§	10,923	930,397
Pharmaceuticals (0.9%)
Sanofi-Aventis	10,998	731,314

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Real Estate (1.0%)
Unibail-Rodamco	3,610	$831,880
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA§	10,089	1,053,185
TOTAL FRANCE		9,281,265
Germany (13.2%)
Automotive (0.9%)
Bayerische Motoren Werke AG	15,738	756,685
Banks (1.1%)
Deutsche Bank AG	10,551	911,448
Biotechnology (1.2%)
MorphoSys AG*	15,367	1,015,322
Chemicals (2.6%)
BASF SE	15,164	1,045,852
K+S AG	2,052	1,182,283
		2,228,135
Electric Utilities (3.1%)
E.ON AG	12,983	2,618,472
Electrical Equipment (1.8%)
Norddeutsche Affinerie AG§	27,888	1,521,372
Multi-Utilities (2.5%)
RWE AG	16,973	2,144,435
TOTAL GERMANY		11,195,869
India (1.2%)
Diversified Telecommunication Services (1.2%)
Bharti Airtel, Ltd.*	58,176	977,771
TOTAL INDIA		977,771
Israel (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries, Ltd. ADR	37,104	1,699,363
TOTAL ISRAEL		1,699,363
Italy (2.1%)
Banks (2.1%)
Intesa Sanpaolo	248,528	1,413,827
UniCredito Italiano SpA	62,008	377,448
TOTAL ITALY		1,791,275
Japan (16.2%)
Auto Components (1.1%)
TS Tech Co., Ltd.	59,494	960,868

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Automobiles (1.2%)
Toyota Motor Corp.	20,820	$984,456
Banks (2.5%)
Mitsubishi UFJ Financial Group, Inc.	93,156	824,659
Mizuho Financial Group, Inc.	274	1,277,041
		2,101,700
Chemicals (1.3%)
Shin-Etsu Chemical Company, Ltd.	18,252	1,134,552
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	148,692	1,369,662
Electronic Equipment & Instruments (1.4%)
Omron Corp.	56,079	1,212,404
Household Durables (1.5%)
Sony Corp.	28,900	1,268,944
Household Products (2.2%)
Uni-Charm Corp.	25,907	1,845,989
Machinery (1.7%)
Komatsu, Ltd.	51,538	1,441,700
Specialty Retail (1.7%)
Yamada Denki Company, Ltd.§	19,715	1,407,043
TOTAL JAPAN		13,727,318
Mexico (1.2%)
Wireless Telecommunication Services (1.2%)
America Movil SAB de CV ADR Series L	19,471	1,027,095
TOTAL MEXICO		1,027,095
Netherlands (10.1%)
Chemicals (1.4%)
Koninklijke DSM NV	20,368	1,194,637
Energy Equipment & Services (1.2%)
Fugro NV	12,382	1,055,083
Food Products (1.4%)
Nutreco Holding NV	17,161	1,154,961
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	36,866	1,249,351
Insurance (1.0%)
AEGON NV	67,344	885,969
IT Consulting & Services (1.2%)
Exact Holding NV	34,403	1,027,079

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Netherlands
Transportation Infrastructure (2.4%)
Koninklijke Boskalis Westminster NV	18,119	$964,065
Smit International NV§	10,730	1,044,877
		2,008,942
TOTAL NETHERLANDS		8,576,022
Norway (5.5%)
Banks (1.6%)
DNB NOR ASA	108,694	1,380,796
Construction & Engineering (1.1%)
Aker Kvaerner ASA	41,172	970,096
Energy Equipment & Services (1.6%)
Sevan Marine ASA*§	107,029	1,331,791
Oil & Gas (1.2%)
DNO ASA*§	482,237	1,004,243
TOTAL NORWAY		4,686,926
Singapore (2.1%)
Banks (2.1%)
United Overseas Bank, Ltd.	129,929	1,786,197
TOTAL SINGAPORE		1,786,197
Spain (3.0%)
Banks (1.7%)
Banco Santander SA	77,317	1,411,561
Diversified Telecommunication Services (1.3%)
Telefonica SA	43,395	1,149,195
TOTAL SPAIN		2,560,756
Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson, Share B	21,267	221,405
TOTAL SWEDEN		221,405
Switzerland (3.1%)
Banks (0.7%)
UBS AG*	30,117	629,403
Pharmaceuticals (2.4%)
Novartis AG	36,637	2,022,052
TOTAL SWITZERLAND		2,651,455
Taiwan (1.7%)
Diversified Telecommunication Services (1.7%)
Chunghwa Telecom Company, Ltd. ADR	55,933	1,419,020
TOTAL TAIWAN		1,419,020

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom (15.1%)
Banks (2.2%)
Barclays PLC	47,783	$270,866
HSBC Holdings PLC§	79,427	1,224,241
Royal Bank of Scotland Group PLC	85,386	363,192
		1,858,299
Insurance (0.5%)
Chaucer Holdings PLC	265,878	422,656
Metals & Mining (3.4%)
Antofagasta PLC	74,950	973,729
BHP Billiton PLC	49,295	1,888,863
		2,862,592
Oil & Gas (4.1%)
BG Group PLC	58,622	1,522,146
BP PLC	81,294	941,447
Royal Dutch Shell PLC Class A§	24,395	999,140
		3,462,733
Pharmaceuticals (1.9%)
AstraZeneca PLC	18,299	777,384
GlaxoSmithKline PLC	36,960	816,337
		1,593,721
Tobacco (1.4%)
Imperial Tobacco Group PLC	32,755	1,215,771
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	450,678	1,326,712
TOTAL UNITED KINGDOM		12,742,484
TOTAL COMMON STOCKS (Cost $70,875,351)		80,730,483
RIGHTS (0.0%)
United Kingdom (0.0%)
Banks (0.0%)
Barclays PLC (Cost $0)	10,239	1,936

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (13.1%)
State Street Navigator Prime Portfolio§§	9,171,381	$9,171,381
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$1,971	1,971,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,142,381)		11,142,381
TOTAL INVESTMENTS AT VALUE (108.5%) (Cost $82,017,732)		91,874,800
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.5%)		(7,231,858)
NET ASSETS (100.0%)		$84,642,942

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — International Focus Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,171,381 (Cost $82,017,732) (Note 2)	$91,874,800[1]
Cash	695
Foreign currency at value (cost $1,863,497)	1,899,538
Dividend and interest receivable	170,650
Receivable for portfolio shares sold	9,900
Prepaid expenses and other assets	54,239
Total Assets	94,009,822
Liabilities
Advisory fee payable (Note 3)	71,932
Administrative services fee payable (Note 3)	5,345
Payable upon return of securities loaned (Note 2)	9,171,381
Payable for portfolio shares redeemed	27,096
Trustees' fee payable	9,091
Other accrued expenses payable	82,035
Total Liabilities	9,366,880
Net Assets
Capital stock, $.001 par value (Note 6)	5,866
Paid-in capital (Note 6)	154,579,942
Undistributed net investment income	2,676,126
Accumulated net realized loss on investments and foreign currency transactions	(82,512,438)
Net unrealized appreciation from investments and foreign currency translations	9,893,446
Net Assets	$84,642,942
Shares outstanding	5,866,466
Net asset value, offering price, and redemption price per share	$14.43

1  Including $8,725,176 of securities on loan.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — International Focus Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$2,019,213
Interest	7,725
Securities lending	156,010
Foreign taxes withheld	(206,725)
Total investment income	1,976,223
Expenses
Investment advisory fees (Note 3)	431,771
Administrative services fees (Note 3)	51,509
Printing fees (Note 3)	27,986
Custodian fees	21,847
Audit and tax fees	13,708
Trustees' fees	13,111
Legal fees	8,851
Interest expense (Note 4)	3,081
Transfer agent fees	2,590
Commitment fees (Note 4)	1,414
Insurance expense	956
Miscellaneous expense	1,250
Total expenses	578,074
Net investment income	1,398,149
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	4,410,067
Net realized loss from foreign currency transactions	(82,465)
Net change in unrealized appreciation (depreciation) from investments	(14,774,429)
Net change in unrealized appreciation (depreciation) from foreign currency translations	39,443
Net realized and unrealized loss from investments and foreign currency related items	(10,407,384)
Net decrease in net assets resulting from operations	$(9,009,235)

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — International Focus Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$1,398,149	$1,264,888
Net realized gain from investments and foreign currency transactions	4,327,602	17,680,873
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(14,734,986)	(4,470,868)
Net increase (decrease) in net assets resulting from operations	(9,009,235)	14,474,893
From Dividends
Dividends from net investment income	—	(981,812)
Net decrease in net assets resulting from dividends	—	(981,812)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	11,065,598	15,532,378
Reinvestment of dividends	—	981,812
Net asset value of shares redeemed	(16,559,441)	(25,667,303)
Net decrease in net assets from capital share transactions	(5,493,843)	(9,153,113)
Net increase (decrease) in net assets	(14,503,078)	4,339,968
Net Assets
Beginning of period	99,146,020	94,806,052
End of period	$84,642,942	$99,146,020
Undistributed net investment income	$2,676,126	$1,277,977

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — International Focus Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$15.85	$13.74	$11.70	$10.04	$8.85	$6.68
INVESTMENT OPERATIONS
Net investment income	0.24	0.22	0.15	0.14	0.11	0.09
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.66)	2.05	2.02	1.62	1.17	2.12
Total from investment operations	(1.42)	2.27	2.17	1.76	1.28	2.21
LESS DIVIDENDS
Dividends from net investment income	—	(0.16)	(0.13)	(0.10)	(0.09)	(0.04)
Net asset value, end of period	$14.43	$15.85	$13.74	$11.70	$10.04	$8.85
Total return[1]	(8.96)%	16.60%	18.65%	17.56%	14.63%	33.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$84,643	$99,146	$94,806	$92,212	$87,301	$90,970
Ratio of expenses to average net assets	1.34%[2]	1.32%	1.32%	1.42%	1.37%	1.41%
Ratio of net investment income to average net assets	3.24%[2]	1.33%	1.08%	1.17%	0.98%	1.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.01%	0.04%	—	—	—
Portfolio turnover rate	38%	41%	37%	47%	90%	131%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

17

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$14,985,438	$—
Level 2 — Other Significant Observable Inputs	76,889,362	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$91,874,800	$—

*  Other financial instruments include futures, forwards and swap contracts.

18

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements.

19

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2008, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the

20

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $371,801, of which $186,177 was rebated to borrowers (brokers). The Portfolio retained $156,010 in income from the cash collateral investment, and SSB, as lending agent, was paid $29,614. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned were $431,771.

21

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $38,859.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $12,650.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $761 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the

22

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

credit facility. At June 30, 2008, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,348,957	3.575%	$2,336,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $32,533,017 and $40,558,590, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $82,017,732, $16,230,930, $(6,373,862) and $9,857,068, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	750,834	1,004,291
Shares issued in reinvestment of dividends	—	64,424
Shares redeemed	(1,141,053)	(1,709,884)
Net decrease	(390,219)	(641,169)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	85%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

23

Credit Suisse Trust — International Focus Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

Credit Suisse Trust — International Focus Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

25

Credit Suisse Trust — International Focus Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRINT-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  LARGE CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 12, 2008

Dear Shareholder:

For the six months ended June 30, 2008, Credit Suisse Trust — Large Cap Value Portfolio1 (the "Portfolio") had a loss of -15.21%, versus a return of -13.57% for the Russell 1000® Value Index2 (the "Russell 1000").

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

In April, the S&P/Case-Shiller home price index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

1

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Portfolio underperformed the benchmark. The largest detractors to relative performance came primarily from stock selection within the energy, industrials, and financials sectors. The largest contributors to relative performance came primarily from stock selection within the telecomm services sector, followed by materials and information technology.

As of June 30, 2008, the Portfolio's largest overweights were in the financials (+12.18%) and energy (+8.50%) sectors, while the largest underweights were in the information technology (-11.95%) and consumer discretionary (-8.40%) sectors. Despite the overall poor performance of the financials sector, the Portfolio was still overweight financials and was able to achieve positive relative performance through the stocks selected. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Since the Fund's investment strategy changed to a quantitative approach, we now employ a quantitative research and portfolio management technique. Through this approach, we analyze and rank each stock in the universe based on how they measure up with regard to five factors that we believe drive performance: valuation, capital use, profitability, growth and price momentum. Our research has shown us that analyzing a company's value, how they reinvest their capital, their profit margins, growth prospects and stock price trends can help us reasonably predict how the company will perform in a range of scenarios.

These drivers continue to provide useful indication in our stock selection process as we enhance them for current market conditions. We believe that since our proprietary factor views result in long volatility and short leverage positions, our strategy is well positioned to benefit from the deterioration in the credit environment.

In regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3 – 1.2% in April's forecast to 1.0 – 1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5 – 5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price index's inflation forecast for 2008 was revised up to 3.8 – 4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core

2

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

inflation remained unchanged at 2.2 – 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements and the Portfolio's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

3

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

4

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	10 Years	Since Inception	Inception Date
(19.07)%	7.36%	3.36%	4.65%	10/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.97%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

5

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$847.90
Expenses Paid per $1,000*	$4.46
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,020.04
Expenses Paid per $1,000*	$4.87
Annualized Expense Ratios*	0.97%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

7

Credit Suisse Trust — Large Cap Value Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

8

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (2.8%)
General Dynamics Corp.§	600	$50,520
Goodrich Corp.	600	28,476
L-3 Communications Holdings, Inc.§	100	9,087
Northrop Grumman Corp.	2,500	167,250
Raytheon Co.§	1,500	84,420
The Boeing Co.§	1,700	111,724
United Technologies Corp.	5,900	364,030
		815,507
Air Freight & Couriers (0.1%)
FedEx Corp.§	200	15,758
United Parcel Service, Inc. Class B	400	24,588
		40,346
Airlines (0.0%)
Continental Airlines, Inc. Class B*§	1,000	10,110
Southwest Airlines Co.	200	2,608
US Airways Group, Inc.*§	100	250
		12,968
Auto Components (0.7%)
Autoliv, Inc.§	600	27,972
BorgWarner, Inc.§	1,900	84,322
Johnson Controls, Inc.§	3,100	88,908
		201,202
Automobiles (0.2%)
Avis Budget Group, Inc.*§	1,400	11,718
General Motors Corp.§	2,400	27,600
Hertz Global Holdings, Inc.*§	475	4,560
		43,878
Banks (8.6%)
Bank of America Corp.§	22,070	526,811
Bank of New York Mellon Corp.	8,500	321,555
BB&T Corp.§	700	15,939
Fifth Third Bancorp§	1,400	14,252
Hudson City Bancorp, Inc.§	10,000	166,800
National City Corp.§	3,174	15,140
New York Community Bancorp, Inc.§	1,500	26,760
Northern Trust Corp.§	2,500	171,425
Popular, Inc.§	1,700	11,203
Provident Financial Services, Inc.§	2,300	32,223
Regions Financial Corp.§	4,200	45,822
SunTrust Banks, Inc.§	4,200	152,124
Synovus Financial Corp.§	600	5,238
TCF Financial Corp.§	500	6,015
The Colonial BancGroup, Inc.§	2,700	11,934
U.S. Bancorp§	11,800	329,102
Valley National Bancorp§	300	4,731
Wachovia Corp.§	6,100	94,733
Washington Mutual, Inc.§	4,800	23,664
Wells Fargo & Co.§	22,400	532,000
		2,507,471

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Beverages (3.5%)
Anheuser-Busch Companies, Inc.	2,000	$124,240
Dr. Pepper Snapple Group, Inc.*	400	8,392
PepsiAmericas, Inc.§	8,200	162,196
PepsiCo, Inc.	1,000	63,590
The Coca-Cola Co.	10,900	566,582
The Pepsi Bottling Group, Inc.§	3,300	92,136
		1,017,136
Biotechnology (0.1%)
Biogen Idec, Inc.*§	500	27,945
Building Products (0.0%)
USG Corp.*	200	5,914
Chemicals (1.5%)
Air Products & Chemicals, Inc.§	400	39,544
E.I. du Pont de Nemours & Co.§	700	30,023
Huntsman Corp.§	300	3,420
Lubrizol Corp.	1,900	88,027
Monsanto Co.	200	25,288
Praxair, Inc.	1,400	131,936
The Dow Chemical Co.§	2,300	80,293
The Mosaic Co.*§	200	28,940
		427,471
Commercial Services & Supplies (0.7%)
FTI Consulting, Inc.*§	500	34,230
Waste Management, Inc.	4,800	181,008
		215,238
Communications Equipment (0.5%)
Cisco Systems, Inc.*	1,200	27,912
Corning, Inc.	700	16,135
Motorola, Inc.	2,500	18,350
QUALCOMM, Inc.	1,700	75,429
Tellabs, Inc.*	1,500	6,975
		144,801
Computers & Peripherals (0.9%)
Dell, Inc.*	200	4,376
Hewlett-Packard Co.	800	35,368
International Business Machines Corp.	300	35,559
Lexmark International, Inc. Class A*§	2,800	93,604
Seagate Technology§	2,600	49,738
Teradata Corp.*§	600	13,884
Western Digital Corp.*	700	24,171
		256,700

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging (0.1%)
Ball Corp.§	400	$19,096
Smurfit-Stone Container Corp.*	900	3,663
		22,759
Diversified Financials (6.1%)
Allied Capital Corp.§	600	8,334
American Capital Strategies, Ltd.§	900	21,393
American Express Co.	3,500	131,845
AmeriCredit Corp.*§	200	1,724
BlackRock, Inc.§	100	17,700
Capital One Financial Corp.§	125	4,751
CapitalSource, Inc.§	200	2,216
CIT Group, Inc.§	400	2,724
Citigroup, Inc.	16,800	281,568
Countrywide Financial Corp.§	2,600	11,050
Discover Financial Services§	2,200	28,974
E*TRADE Financial Corp.*§	1,100	3,454
Fannie Mae§	800	15,608
Federated Investors, Inc. Class B	900	30,978
Franklin Resources, Inc.§	700	64,155
Freddie Mac	700	11,480
GLG Partners, Inc.§	1,100	8,580
Invesco, Ltd.§	1,200	28,776
Jefferies Group, Inc.§	400	6,728
JPMorgan Chase & Co.	10,300	353,393
Marshall & Ilsley Corp.§	1,000	15,330
Merrill Lynch & Co., Inc.§	700	22,197
Morgan Stanley§	3,025	109,112
Nasdaq OMX Group, Inc.*§	1,900	50,445
Nelnet, Inc. Class A§	100	1,123
Principal Financial Group, Inc.§	700	29,379
Raymond James Financial, Inc.	100	2,639
SLM Corp.*	100	1,935
State Street Corp.	500	31,995
T. Rowe Price Group, Inc.§	1,400	79,058
The Charles Schwab Corp.§	3,200	65,728
The Goldman Sachs Group, Inc.	1,300	227,370
Waddell & Reed Financial, Inc. Class A	3,300	115,533
Western Union Co.	200	4,944
		1,792,219
Diversified Telecommunication Services (4.6%)
AT&T, Inc.	19,312	650,621
FairPoint Communications, Inc.§	356	2,567
Qwest Communications International, Inc.§	7,100	27,903
Sprint Nextel Corp.§	2,900	27,550
Time Warner Cable, Inc. Class A*§	800	21,184
Verizon Communications, Inc.	16,100	569,940
Windstream Corp.§	4,000	49,360
		1,349,125

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (4.6%)
Alliant Energy Corp.§	3,800	$130,188
Dominion Resources, Inc.§	3,700	175,713
Edison International	4,200	215,796
Energy East Corp.§	600	14,832
Entergy Corp.§	1,200	144,576
FirstEnergy Corp.	200	16,466
FPL Group, Inc.§	2,200	144,276
Mirant Corp.*§	700	27,405
NSTAR§	300	10,146
Pepco Holdings, Inc.	4,500	115,425
PG&E Corp.§	5,300	210,357
Public Service Enterprise Group, Inc.§	2,900	133,197
Puget Energy, Inc.§	500	11,995
		1,350,372
Electrical Equipment (0.6%)
Energizer Holdings, Inc.*§	1,300	95,017
Tyco Electronics, Ltd.	2,300	82,386
		177,403
Electronic Equipment & Instruments (0.3%)
FLIR Systems, Inc.*§	1,000	40,570
Thermo Fisher Scientific, Inc.*	600	33,438
		74,008
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*§	200	24,868
Baker Hughes, Inc.§	600	52,404
Cameron International Corp.*§	1,100	60,885
ENSCO International, Inc.	51	4,118
Halliburton Co.§	4,600	244,122
Helmerich & Payne, Inc.§	1,500	108,030
Oceaneering International, Inc.*§	400	30,820
Patterson-UTI Energy, Inc.§	2,300	82,892
Schlumberger, Ltd.	700	75,201
Tidewater, Inc.§	500	32,515
W-H Energy Services, Inc.*	100	9,574
		725,429
Food & Drug Retailing (1.1%)
CVS Caremark Corp.	200	7,914
Kroger Co.	3,800	109,706
Rite Aid Corp.*§	2,900	4,611
Safeway, Inc.	1,100	31,405
SUPERVALU, Inc.§	200	6,178
Sysco Corp.§	5,700	156,807
		316,621

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products (3.1%)
Bunge, Ltd.	500	$53,845
Campbell Soup Co.§	3,700	123,802
Corn Products International, Inc.	2,100	103,131
General Mills, Inc.	3,400	206,618
H.J. Heinz Co.	100	4,816
Kellogg Co.	2,800	134,456
Kraft Foods, Inc. Class A	10,000	284,500
		911,168
Forestry & Paper (0.0%)
Louisiana-Pacific Corp.§	100	849
Gas Utilities (0.2%)
National Fuel Gas Co.§	200	11,896
Northwest Natural Gas Co.§	1,100	50,886
		62,782
Healthcare Equipment & Supplies (1.1%)
Boston Scientific Corp.*	3,200	39,328
Covidien, Ltd.	2,300	110,147
Edwards Lifesciences Corp.*§	400	24,816
Hill-Rom Holdings, Inc.§	200	5,396
Hillenbrand, Inc.§	100	2,140
Kinetic Concepts, Inc.*§	2,600	103,766
Stryker Corp.§	500	31,440
		317,033
Healthcare Providers & Services (0.9%)
Aetna, Inc.	800	32,424
CIGNA Corp.	2,600	92,014
Community Health Systems, Inc.*	300	9,894
Quest Diagnostics, Inc.§	2,400	116,328
UnitedHealth Group, Inc.	100	2,625
WellPoint, Inc.*	71	3,384
		256,669
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.§	400	13,184
McDonald's Corp.	3,400	191,148
Royal Caribbean Cruises, Ltd.§	600	13,482
		217,814
Household Durables (0.6%)
Lennar Corp. Class A§	200	2,468
Mohawk Industries, Inc.*§	100	6,410
NVR, Inc.*§	100	50,008
Snap-on, Inc.	100	5,201
The Stanley Works§	300	13,449
Tupperware Brands Corp.§	2,900	99,238
		176,774

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Products (1.4%)
Clorox Co.§	1,800	$93,960
Colgate-Palmolive Co.§	500	34,550
The Procter & Gamble Co.	4,700	285,807
		414,317
Industrial Conglomerates (3.3%)
3M Co.	500	34,795
General Electric Co.	29,500	787,355
KBR, Inc.	300	10,473
Reynolds American, Inc.§	400	18,668
Textron, Inc.	500	23,965
Tyco International, Ltd.§	2,500	100,100
		975,356
Insurance (7.7%)
ACE, Ltd.§	1,500	82,635
Aflac, Inc.	5,200	326,560
Allied World Assurance Holdings, Ltd.	200	7,924
Ambac Financial Group, Inc.§	1,200	1,608
American Financial Group, Inc.	5,000	133,750
American International Group, Inc.	5,100	134,946
Arch Capital Group, Ltd.*	500	33,160
Assurant, Inc.	2,000	131,920
Axis Capital Holdings, Ltd.§	1,200	35,772
CNA Financial Corp.§	3,600	90,540
Endurance Specialty Holdings, Ltd.§	600	18,474
Everest Re Group, Ltd.	300	23,913
Fidelity National Financial, Inc. Class A§	200	2,520
First American Corp.§	100	2,640
Hartford Financial Services Group, Inc.	600	38,742
Leucadia National Corp.	100	4,694
Lincoln National Corp.	1,000	45,320
Loews Corp.§	1,500	70,350
MBIA, Inc.§	1,100	4,829
MetLife, Inc.§	4,600	242,742
MGIC Investment Corp.§	400	2,444
PartnerRe, Ltd.§	200	13,826
Prudential Financial, Inc.§	2,300	137,402
Radian Group, Inc.§	200	290
Reinsurance Group of America, Inc.§	3,400	147,968
RenaissanceRe Holdings, Ltd.§	600	26,802
SAFECO Corp.§	443	29,752
StanCorp Financial Group, Inc.§	700	32,872
The Allstate Corp.	1,000	45,590
The Chubb Corp.	2,200	107,822
The PMI Group, Inc.§	100	195
The Progressive Corp.§	500	9,360
The Travelers Companies, Inc.	700	30,380
Torchmark Corp.	1,600	93,840
Transatlantic Holdings, Inc.§	600	33,882
Unum Group	100	2,045
W.R. Berkley Corp.§	4,200	101,472
XL Capital, Ltd. Class A§	704	14,474
		2,263,455

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services (0.2%)
Accenture, Ltd. Class A	400	$16,288
Automatic Data Processing, Inc.	1,000	41,900
Unisys Corp.*§	1,500	5,925
		64,113
Leisure Equipment & Products (0.3%)
Mattel, Inc.	4,800	82,176
Machinery (3.3%)
Cummins, Inc.§	3,200	209,664
Deere & Co.§	100	7,213
Dover Corp.§	3,600	174,132
Eaton Corp.	1,200	101,964
Gardner Denver, Inc.*	700	39,760
Illinois Tool Works, Inc.§	3,100	147,281
Kennametal, Inc.	2,300	74,865
Parker Hannifin Corp.§	1,900	135,508
Reliance Steel & Aluminum Co.§	600	46,254
The Manitowoc Company, Inc.§	300	9,759
The Timken Co.§	1,000	32,940
		979,340
Media (3.7%)
Clear Channel Communications, Inc.	1,800	63,360
Comcast Corp. Class A§	1,000	18,970
DISH Network Corp. Class A*§	700	20,496
Idearc, Inc.§	400	940
Liberty Media Corp - Entertainment Class A*§	2,400	58,152
News Corp. Class A	3,900	58,656
News Corp. Class B§	3,400	52,190
Omnicom Group, Inc.§	1,200	53,856
Regal Entertainment Group Class A§	6,800	103,904
The E.W. Scripps Co. Class A§	3,700	153,698
The Interpublic Group of Companies, Inc.*	800	6,880
The New York Times Co. Class A§	300	4,617
The Walt Disney Co.	10,100	315,120
Time Warner, Inc.§	10,700	158,360
		1,069,199
Metals & Mining (1.3%)
AK Steel Holding Corp.§	400	27,600
Alcoa, Inc.	1,300	46,306
Alpha Natural Resources, Inc.*	1,200	125,148
Freeport-McMoRan Copper & Gold, Inc.	100	11,719
Massey Energy Co.§	500	46,875
Newmont Mining Corp.§	1,100	57,376
Nucor Corp.§	300	22,401
Southern Copper Corp.§	500	53,315
		390,740

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.2%)
Duke Energy Corp.	4,000	$69,520
Multiline Retail (2.0%)
Big Lots, Inc.*§	700	21,868
Costco Wholesale Corp.§	1,600	112,224
Dillard's, Inc. Class A	100	1,157
Dollar Tree, Inc.*	1,100	35,959
Sears Holdings Corp.*	200	14,732
Wal-Mart Stores, Inc.	7,100	399,020
		584,960
Oil & Gas (17.2%)
Anadarko Petroleum Corp.	2,300	172,132
Chesapeake Energy Corp.§	400	26,384
Chevron Corp.	16,100	1,595,993
Cimarex Energy Co.	100	6,967
ConocoPhillips	6,504	613,912
Devon Energy Corp.	1,100	132,176
El Paso Corp.§	8,000	173,920
EOG Resources, Inc.§	400	52,480
Exxon Mobil Corp.	18,900	1,665,657
Frontier Oil Corp.§	4,200	100,422
Marathon Oil Corp.	2,800	145,236
Occidental Petroleum Corp.§	3,100	278,566
Stone Energy Corp.*§	400	26,364
Teekay Corp.§	100	4,518
Valero Energy Corp.	578	23,802
		5,018,529
Paper & Forest Products (0.3%)
International Paper Co.§	4,000	93,200
Rayonier Inc.§	200	8,492
		101,692
Personal Products (0.1%)
Avon Products, Inc.	400	14,408
Pharmaceuticals (3.8%)
Abbott Laboratories	1,100	58,267
Allergan, Inc.	200	10,410
Eli Lilly & Co.	1,500	69,240
Forest Laboratories, Inc.*	100	3,474
Johnson & Johnson	6,500	418,210
Medco Health Solutions, Inc.*	100	4,720
Merck & Co., Inc.	3,100	116,839
Pfizer, Inc.	17,100	298,737
Watson Pharmaceuticals, Inc.*§	4,500	122,265
		1,102,162

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate (1.8%)
AMB Property Corp.§	300	$15,114
Annaly Capital Management, Inc.§	2,400	37,224
Apartment Investment & Management Co. Class A§	300	10,218
AvalonBay Communities, Inc.§	200	17,832
Boston Properties, Inc.§	400	36,088
Brandywine Realty Trust§	300	4,728
BRE Properties, Inc.§	100	4,328
Camden Property Trust§	100	4,426
CBL & Associates Properties, Inc.§	200	4,568
Colonial Properties Trust§	100	2,002
Developers Diversified Realty Corp.§	500	17,355
Douglas Emmett, Inc.§	400	8,788
Equity Residential	1,200	45,924
General Growth Properties, Inc.§	400	14,012
HCP, Inc.§	1,000	31,810
Health Care REIT, Inc.	200	8,900
Hospitality Properties Trust§	300	7,338
Host Hotels & Resorts, Inc.§	2,300	31,395
HRPT Properties Trust	800	5,416
iStar Financial, Inc.§	500	6,605
Jones Lang LaSalle, Inc.§	400	24,076
Kimco Realty Corp.§	900	31,068
Liberty Property Trust§	300	9,945
Mack-Cali Realty Corp.	200	6,834
Plum Creek Timber Company, Inc.§	700	29,897
Public Storage§	400	32,316
Regency Centers Corp.	200	11,824
Simon Property Group, Inc.	300	26,967
SL Green Realty Corp.	100	8,272
Vornado Realty Trust§	500	44,000
		539,270
Road & Rail (0.8%)
CSX Corp.§	600	37,686
GATX Corp.§	2,600	115,258
Norfolk Southern Corp.§	400	25,068
Pacer International, Inc.§	1,900	40,869
YRC Worldwide, Inc.*§	100	1,487
		220,368
Semiconductor Equipment & Products (0.7%)
Analog Devices, Inc.§	1,500	47,655
Atmel Corp.*§	1,900	6,612
Cree, Inc.*§	200	4,562
International Rectifier Corp.*	100	1,920
Microchip Technology, Inc.§	1,600	48,864
Texas Instruments, Inc.§	3,300	92,928
		202,541

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software (0.3%)
Activision, Inc.*	1,500	$51,105
BMC Software, Inc.*	100	3,600
CA, Inc.§	700	16,163
Metavante Technologies, Inc.*	300	6,786
Oracle Corp.*	600	12,600
Symantec Corp.*	500	9,675
		99,929
Specialty Retail (1.7%)
AnnTaylor Stores Corp.*§	1,400	33,544
Circuit City Stores, Inc.§	200	578
GameStop Corp. Class A*§	100	4,040
Lowe's Companies, Inc.§	800	16,600
RadioShack Corp.§	9,500	116,565
The Gap, Inc.§	7,300	121,691
The Home Depot, Inc.	7,300	170,966
The TJX Companies, Inc.§	700	22,029
United Rentals, Inc.*	200	3,922
		489,935
Textiles & Apparel (0.3%)
Liz Claiborne, Inc.§	451	6,382
NIKE, Inc. Class B	1,200	71,532
		77,914
Tobacco (0.8%)
Altria Group, Inc.	700	14,392
Lorillard, Inc.*	200	13,832
Philip Morris International, Inc.	4,100	202,499
		230,723
Wireless Telecommunication Services (0.0%)
Telephone and Data Systems, Inc.	200	9,454
TOTAL COMMON STOCKS (Cost $29,188,506)		28,467,703
SHORT-TERM INVESTMENTS (32.2%)
State Street Navigator Prime Portfolio§§	8,617,641	8,617,641
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$789	789,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,406,641)		9,406,641
TOTAL INVESTMENTS AT VALUE (129.5%) (Cost $38,595,147)		37,874,344
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.5%)		(8,628,290)
NET ASSETS (100.0%)		$29,246,054

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Large Cap Value Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,617,641 (Cost $38,595,147) (Note 2)	$37,874,344[1]
Cash	957
Receivable for investments sold	411,050
Dividend and interest receivable	48,686
Receivable for portfolio shares sold	290
Prepaid expenses and other assets	5,166
Total Assets	38,340,493
Liabilities
Advisory fee payable (Note 3)	12,684
Payable upon return of securities loaned (Note 2)	8,617,641
Payable for investments purchased	415,091
Payable for portfolio shares redeemed	10,491
Trustees' fee payable	9,092
Other accrued expenses payable	29,440
Total Liabilities	9,094,439
Net Assets
Capital stock, $.001 par value (Note 6)	2,558
Paid-in capital (Note 6)	29,086,503
Undistributed net investment income	1,141,953
Accumulated net realized loss on investments and foreign currency transactions	(264,157)
Net unrealized depreciation on investments	(720,803)
Net Assets	$29,246,054
Shares outstanding	2,557,592
Net asset value, offering price, and redemption price per share	$11.43

1  Including $8,415,300 of securities on loan.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Large Cap Value Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$427,078
Interest	5,022
Securities lending	27,909
Total investment income	460,009
Expenses
Investment advisory fees (Note 3)	84,109
Administrative services fees (Note 3)	20,063
Trustees' fees	13,111
Audit and tax fees	9,986
Printing fees (Note 3)	9,832
Interest expense (Note 4)	9,395
Legal fees	7,346
Custodian fees	6,394
Transfer agent fees	1,258
Commitment fees (Note 4)	799
Insurance expense	486
Miscellaneous expense	557
Total expenses	163,336
Net investment income	296,673
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(2,073,299)
Net change in unrealized appreciation (depreciation) from investments	(4,962,164)
Net realized and unrealized loss from investments	(7,035,463)
Net decrease in net assets resulting from operations	$(6,738,790)

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — Large Cap Value Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$296,673	$849,681
Net realized gain (loss) from investments and foreign currency transactions	(2,073,299)	1,854,302
Net change in unrealized appreciation (depreciation) from investments	(4,962,164)	(1,593,996)
Net increase (decrease) in net assets resulting from operations	(6,738,790)	1,109,987
From Dividends and Distributions
Dividends from net investment income	—	(734,026)
Distributions from net realized gains	—	(10,891,849)
Net decrease in net assets resulting from dividends and distributions	—	(11,625,875)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	193,556	1,159,214
Reinvestment of dividends and distributions	—	11,625,875
Net asset value of shares redeemed	(15,783,449)	(6,490,755)
Net increase (decrease) in net assets from capital share transactions	(15,589,893)	6,294,334
Net decrease in net assets	(22,328,683)	(4,221,554)
Net Assets
Beginning of period	51,574,737	55,796,291
End of period	$29,246,054	$51,574,737
Undistributed net investment income	$1,141,953	$845,280

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — Large Cap Value Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$13.48	$17.00	$14.38	$13.40	$12.10	$9.74
INVESTMENT OPERATIONS
Net investment income	0.11	0.24	0.23	0.11	0.12	0.09
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(2.16)	0.08	2.54	0.98	1.25	2.35
Total from investment operations	(2.05)	0.32	2.77	1.09	1.37	2.44
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.24)	(0.15)	(0.11)	(0.07)	(0.08)
Distributions from net realized gains	—	(3.60)	—	—	—	—
Total dividends and distributions	—	(3.84)	(0.15)	(0.11)	(0.07)	(0.08)
Net asset value, end of period	$11.43	$13.48	$17.00	$14.38	$13.40	$12.10
Total return[1]	(15.21)%	1.79%	19.35%	8.14%	11.34%	25.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,246	$51,575	$55,796	$57,805	$44,853	$29,536
Ratio of expenses to average net assets	0.97%[2]	0.81%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.76%[2]	1.55%	1.29%	1.03%	1.15%	0.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.06%	0.09%	0.14%	0.25%
Portfolio turnover rate	85%	95%	143%	81%	53%	86%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

23

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$37,085,344	$—
Level 2 — Other Significant Observable Inputs	789,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$37,874,344	$—

*  Other financial instruments include futures, forwards and swap contracts.

24

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The

25

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $158,134, of which $123,127 was rebated to borrowers (brokers). The Portfolio retained $27,909 in income from the cash collateral investment, and SSB, as lending agent, was paid $7,098. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

26

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned were $84,109.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $15,140.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $4,923.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $518 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Portfolio had no

27

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$12,498,667	4.510%	$13,432,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $28,636,841 and $44,375,234, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $38,595,147, $2,624,499, $(3,345,302) and $(720,803), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	15,662	70,390
Shares issued in reinvestment of dividends and distributions	—	857,998
Shares redeemed	(1,283,873)	(384,581)
Net increase (decrease)	(1,268,211)	543,807

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

28

Credit Suisse Trust — Large Cap Value Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

29

Credit Suisse Trust — Large Cap Value Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

30

Credit Suisse Trust — Large Cap Value Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

31

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRLCV-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  MID-CAP CORE PORTOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 12, 2008

Dear Shareholder:

For the six months ended June 30, 2008, Credit Suisse Trust — Mid Cap Core Portfolio1 (the "Portfolio") had a loss of -5.93%, versus an decrease of -3.90% for the Standard & Poor's MidCap 400 Index (S&P400).2

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

In April, the S&P/Case-Shiller Home Price Index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Portfolio underperformed the benchmark. The largest detractors to relative performance came primarily from stock selection

1

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

within the financials sector, followed closely by the healthcare and industrials groups. The largest contributors to relative performance came primarily from stock selection within the materials, utilities, and telecomm services sectors. The financials, healthcare, and industrials sectors of the benchmark all produced negative returns as well.

As of June 30, 2008, the Portfolio's largest overweights were in the energy (+3.87%) and healthcare (+3.38%) sectors, while the largest underweights were in the financials (-3.88%) and industrials (-2.94%) sectors. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Since the Fund's investment strategy changed to a quantitative approach, we now employ a quantitative research and portfolio management technique. Through this approach, we analyze and rank each stock in the universe based on how they measure up with regard to five factors that we believe drive performance: valuation, capital use, profitability, growth and price momentum. Our research has shown us that analyzing a company's value, how they reinvest their capital, their profit margins, growth prospects and stock price trends can help us reasonably predict how the company will perform in a range of scenarios. During this volatile period, we found that valuation, capital use, momentum and profitability drivers provided positive returns.

These drivers continue to provide useful indication in our stock selection process as we enhance them for current market conditions. We believe that since our proprietary factor views result in long volatility and short leverage positions, our strategy is well positioned to benefit from the deterioration in the credit environment.

In regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3-1.2% in April's forecast to 1.0-1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5-5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price index's inflation forecast for 2008 was revised up to 3.8-4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core inflation remained unchanged at 2.2- 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this

2

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

Jordan Low
Portfolio Manager

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	Since Inception	Inception Date
(5.61)%	9.14%	4.12%	9/13/99

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.29%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.25%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The S&P MidCap 400 Index is an unmanaged market-weighted index composed of 400 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$940.70
Expenses Paid per $1,000*	$6.03
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,018.65
Expenses Paid per $1,000*	$6.27
Annualized Expense Ratios*	1.25%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Mid-Cap Core Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.7%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.*§	1,200	$122,016
BE Aerospace, Inc.*§	100	2,329
Curtiss-Wright Corp.§	400	17,896
General Dynamics Corp.§	700	58,940
Goodrich Corp.§	1,000	47,460
Northrop Grumman Corp.	1,600	107,040
Rockwell Collins, Inc.	800	38,368
The Boeing Co.	500	32,860
United Technologies Corp.	2,500	154,250
		581,159
Air Freight & Couriers (0.2%)
United Parcel Service, Inc. Class B	600	36,882
Airlines (0.2%)
AirTran Holdings, Inc.*§	2,100	4,284
Alaska Air Group, Inc.*§	100	1,534
Continental Airlines, Inc. Class B*	600	6,066
Delta Air Lines, Inc.*§	1,300	7,410
JetBlue Airways Corp.*§	3,500	13,055
SkyWest, Inc.§	900	11,385
Southwest Airlines Co.§	100	1,304
		45,038
Auto Components (0.3%)
ArvinMeritor, Inc.§	349	4,355
Autoliv, Inc.§	400	18,648
Federal Signal Corp.§	900	10,800
Lear Corp.*	2,100	29,778
Modine Manufacturing Co.§	600	7,422
		71,003
Automobiles (0.1%)
Avis Budget Group, Inc.*§	800	6,696
Thor Industries, Inc.§	500	10,630
		17,326
Banks (3.4%)
Associated Banc-Corp.§	539	10,397
Astoria Financial Corp.§	553	11,104
Bank of Hawaii Corp.§	1,200	57,360
Bank of New York Mellon Corp.	1,800	68,094
Cathay General Bancorp§	1,200	13,044
Cullen/Frost Bankers, Inc.§	1,093	54,486
First Niagara Financial Group, Inc.§	273	3,511
FirstMerit Corp.§	405	6,606
Hudson City Bancorp, Inc.	3,000	50,040
New York Community Bancorp, Inc.§	6,100	108,824
Northern Trust Corp.§	700	47,999
PacWest Bancorp§	385	5,729

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Banks
SVB Financial Group*§	643	$30,935
Synovus Financial Corp.§	6,558	57,251
TCF Financial Corp.§	2,155	25,925
The Colonial BancGroup, Inc.§	4,200	18,564
U.S. Bancorp§	1,800	50,202
UnionBanCal Corp.§	200	8,084
Washington Federal, Inc.§	431	7,801
Webster Financial Corp.§	1,900	35,340
Wells Fargo & Co.	1,500	35,625
Westamerica BanCorporation§	400	21,036
Wilmington Trust Corp.§	623	16,472
		744,429
Beverages (1.5%)
Anheuser-Busch Companies, Inc.	500	31,060
Coca-Cola Enterprises, Inc.	300	5,190
Hansen Natural Corp.*§	1,027	29,598
Molson Coors Brewing Co. Class B	600	32,598
PepsiAmericas, Inc.§	2,020	39,956
PepsiCo, Inc.	500	31,795
The Coca-Cola Co.	2,700	140,346
The Pepsi Bottling Group, Inc.§	1,100	30,712
		341,255
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*§	700	50,750
Alkermes, Inc.*§	300	3,708
BioMarin Pharmaceutical, Inc.*§	2,900	84,042
Cepheid, Inc.*§	400	11,248
Charles River Laboratories International, Inc.*	53	3,388
Genentech, Inc.*	200	15,180
Invitrogen Corp.*§	3,400	133,484
OSI Pharmaceuticals, Inc.*§	1,100	45,452
PDL BioPharma, Inc.	100	1,062
Vertex Pharmaceuticals, Inc.*	100	3,347
		351,661
Building Products (0.4%)
Crane Co.	2,300	88,619
Chemicals (4.0%)
Air Products & Chemicals, Inc.§	400	39,544
Airgas, Inc.§	900	52,551
Celanese Corp. Class A	1,900	86,754
CF Industries Holdings, Inc.§	1,375	210,100
Chemtura Corp.	200	1,168
Cytec Industries, Inc.	446	24,334
Eastman Chemical Co.§	600	41,316

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals
Ferro Corp.§	800	$15,008
FMC Corp.§	3,300	255,552
Monsanto Co.	200	25,288
Olin Corp.§	1,600	41,888
OM Group, Inc.*§	800	26,232
Praxair, Inc.	300	28,272
The Dow Chemical Co.§	1,000	34,910
		882,917
Commercial Services & Supplies (3.3%)
Alliance Data Systems Corp.*§	300	16,965
Bally Technologies, Inc.*§	1,200	40,560
Brink's Co.	900	58,878
Cogent, Inc.*§	1,100	12,507
Con-way, Inc.§	800	37,808
CSG Systems International, Inc.*	2,500	27,550
Herman Miller, Inc.§	1,700	42,313
ITT Educational Services, Inc.*§	600	49,578
Korn/Ferry International*	2,000	31,460
Manpower, Inc.	1,800	104,832
Republic Services, Inc.§	3,300	98,010
Sotheby's§	1,500	39,555
Stericycle, Inc.*	537	27,763
The Corporate Executive Board Co.	791	33,262
Total System Services, Inc.§	500	11,110
Valassis Communications, Inc.*§	949	11,881
Waste Management, Inc.§	2,500	94,275
Wright Express Corp.*	100	2,480
		740,787
Communications Equipment (2.3%)
3Com Corp.*§	8,100	17,172
ADC Telecommunications, Inc.*§	2,100	31,017
Arris Group, Inc.*§	4,100	34,645
Cisco Systems, Inc.*§	2,300	53,498
CommScope, Inc.*§	1,333	70,342
Corning, Inc.	600	13,830
Foundry Networks, Inc.*	1,700	20,094
Harris Corp.	2,400	121,176
Juniper Networks, Inc.*§	1,300	28,834
Plantronics, Inc.§	2,100	46,872
QUALCOMM, Inc.	1,800	79,866
		517,346
Computers & Peripherals (1.7%)
Dell, Inc.*§	1,800	39,384
Hewlett-Packard Co.	1,500	66,315
Lexmark International, Inc. Class A*§	1,100	36,773
NCR Corp.*	2,071	52,189

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
NVIDIA Corp.*	1,749	$32,741
Palm, Inc.§	2,000	10,780
Western Digital Corp.*§	4,100	141,573
		379,755
Construction & Engineering (0.1%)
Dycom Industries, Inc.*§	400	5,808
Quanta Services, Inc.*§	599	19,929
		25,737
Construction Materials (0.3%)
Martin Marietta Materials, Inc.§	600	62,154
Containers & Packaging (0.2%)
Ball Corp.	600	28,644
Packaging Corp. of America	400	8,604
		37,248
Distributor (0.3%)
CarMax, Inc.*§	4,300	61,017
Diversified Financials (2.9%)
American Express Co.	2,100	79,107
AmeriCredit Corp.*§	2,000	17,240
Apollo Investment Corp.§	2,700	38,691
BlackRock, Inc.§	200	35,400
Broadridge Financial Solutions, Inc.	400	8,420
Federated Investors, Inc. Class B§	1,100	37,862
Franklin Resources, Inc.	500	45,825
Investment Technology Group, Inc.*	300	10,038
Janus Capital Group, Inc.	900	23,823
Jefferies Group, Inc.§	2,200	37,004
Raymond James Financial, Inc.§	2,270	59,905
State Street Corp.	900	57,591
T. Rowe Price Group, Inc.§	1,500	84,705
The Charles Schwab Corp.	1,300	26,702
Waddell & Reed Financial, Inc. Class A	2,362	82,694
Western Union Co.	200	4,944
		649,951
Diversified Telecommunication Services (0.3%)
CenturyTel, Inc.§	500	17,795
Cincinnati Bell, Inc.*§	4,800	19,104
Embarq Corp.§	500	23,635
Verizon Communications, Inc.	400	14,160
		74,694

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (2.9%)
American Electric Power Company, Inc.	400	$16,092
Black Hills Corp.	1,400	44,884
CenterPoint Energy, Inc.	2,200	35,310
DPL, Inc.§	1,400	36,932
Edison International	1,900	97,622
Energy East Corp.	3,400	84,048
FirstEnergy Corp.	500	41,165
FPL Group, Inc.	300	19,674
NSTAR§	621	21,002
PG&E Corp.§	2,000	79,380
PPL Corp.	800	41,816
Puget Energy, Inc.	2,421	58,080
Reliant Energy, Inc.*	500	10,635
TECO Energy, Inc.§	1,400	30,086
The AES Corp.*	600	11,526
Unisource Energy Corp.§	300	9,303
		637,555
Electrical Equipment (0.7%)
AMETEK, Inc.	878	41,459
General Cable Corp.*§	100	6,085
Hubbell, Inc. Class B§	1,300	51,831
Rockwell Automation, Inc.§	400	17,492
Thomas & Betts Corp.*§	1,017	38,494
		155,361
Electronic Equipment & Instruments (2.3%)
Agilent Technologies, Inc.*	400	14,216
Amphenol Corp. Class A§	2,300	103,224
Avnet, Inc.*	3,800	103,664
Benchmark Electronics, Inc.*§	1,200	19,608
FLIR Systems, Inc.*§	800	32,456
Ingram Micro, Inc.*	2,100	37,275
Intersil Corp. Class A§	100	2,432
KEMET Corp.*§	1,700	5,508
Molex, Inc.§	900	21,969
Roper Industries, Inc.§	400	26,352
Thermo Fisher Scientific, Inc.*	400	22,292
Varian, Inc.*§	2,200	112,332
		501,328
Energy Equipment & Services (6.6%)
Baker Hughes, Inc.§	300	26,202
Cameron International Corp.*	1,500	83,025
Diamond Offshore Drilling, Inc.§	100	13,914
Dresser-Rand Group, Inc.*	800	31,280
ENSCO International, Inc.§	600	48,444
FMC Technologies, Inc.*	3,900	300,027
Halliburton Co.§	2,300	122,061

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Helmerich & Payne, Inc.	4,000	$288,080
ION Geophysical Corp.*	1,300	22,685
Patterson-UTI Energy, Inc.§	4,300	154,972
Pride International, Inc.*	3,500	165,515
Schlumberger, Ltd.	600	64,458
Tidewater, Inc.§	1,400	91,042
Unit Corp.*	500	41,485
W-H Energy Services, Inc.*§	100	9,574
		1,462,764
Food & Drug Retailing (1.6%)
Flowers Foods, Inc.§	900	25,506
Longs Drug Stores Corp.§	400	16,844
Sysco Corp.§	7,700	211,827
Terra Industries, Inc.§	2,200	108,570
		362,747
Food Products (1.3%)
General Mills, Inc.	1,500	91,155
H.J. Heinz Co.§	600	28,710
Hormel Foods Corp.§	1,300	44,993
Kraft Foods, Inc. Class A	2,700	76,815
Sara Lee Corp.	2,900	35,525
Tootsie Roll Industries, Inc.§	300	7,539
		284,737
Forestry & Paper (0.1%)
Glatfelter§	1,600	21,616
Gas Utilities (1.3%)
Energen Corp.§	1,100	85,833
Nicor, Inc.§	1,000	42,590
Northwest Natural Gas Co.§	700	32,382
Southwestern Energy Co.*§	2,693	128,214
		289,019
Healthcare Equipment & Supplies (2.5%)
Applied Biosystems, Inc.§	1,200	40,176
Boston Scientific Corp.*	300	3,687
DENTSPLY International, Inc.	3,400	125,120
Hill-Rom Holdings, Inc.§	1,200	32,376
Hologic, Inc.*§	5,069	110,504
IMS Health, Inc.	800	18,640
Intuitive Surgical, Inc.*	367	98,870
Kinetic Concepts, Inc.*§	1,000	39,910
STERIS Corp.§	534	15,358
Varian Medical Systems, Inc.*§	1,100	57,035
		541,676

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services (2.6%)
AmerisourceBergen Corp.	900	$35,991
Apria Healthcare Group, Inc.*§	1,000	19,390
CIGNA Corp.	1,200	42,468
Community Health Systems, Inc.*§	1,700	56,066
Health Net, Inc.*	588	14,147
Henry Schein, Inc.*§	79	4,074
Kindred Healthcare, Inc.*	2,500	71,900
LifePoint Hospitals, Inc.*§	1,100	31,130
Lincare Holdings, Inc.*	1,000	28,400
PARAXEL International Corp.*§	2,300	60,513
Pharmaceutical Product Development, Inc.§	1,700	72,930
WellCare Health Plans, Inc.*	3,600	130,140
		567,149
Hotels, Restaurants & Leisure (0.8%)
Boyd Gaming Corp.§	900	11,304
CBRL Group, Inc.§	1,000	24,510
Chipotle Mexican Grill, Inc. Class A*§	600	49,572
LIFE TIME FITNESS, Inc.*§	500	14,775
McDonald's Corp.	600	33,732
WMS Industries, Inc.*§	1,200	35,724
		169,617
Household Durables (2.0%)
Blyth, Inc.§	1,400	16,842
D.R. Horton, Inc.§	2,300	24,955
Furniture Brands International, Inc.§	960	12,826
HNI Corp.§	600	10,596
Hovnanian Enterprises, Inc. Class A*§	600	3,287
Lennar Corp. Class A§	2,100	25,914
Mohawk Industries, Inc.*§	800	51,280
NVR, Inc.*	100	50,008
Snap-on, Inc.§	1,100	57,211
The Ryland Group, Inc.§	839	18,298
The Stanley Works	800	35,864
Toll Brothers, Inc.*§	1,000	18,730
Tupperware Brands Corp.§	3,300	112,926
		438,737
Household Products (0.3%)
The Procter & Gamble Co.	1,100	66,891
Industrial Conglomerates (1.5%)
3M Co.	700	48,713
Carlisle Companies, Inc.§	1,100	31,900
General Electric Co.	2,300	61,387
KBR, Inc.§	4,100	143,131
Teleflex, Inc.	900	50,031
		335,162

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance (3.1%)
ACE, Ltd.§	700	$38,563
Aflac, Inc.	600	37,680
American Financial Group, Inc.	1,700	45,475
Arthur J. Gallagher & Co.§	514	12,387
Assurant, Inc.	600	39,576
CNA Financial Corp.§	1,400	35,210
Everest Re Group, Ltd.	1,400	111,594
Fidelity National Financial, Inc. Class A	440	5,544
Hanover Insurance Group, Inc.	861	36,593
HCC Insurance Holdings, Inc.§	1,900	40,166
Horace Mann Educators Corp.§	800	11,216
MetLife, Inc.	300	15,831
Prudential Financial, Inc.	300	17,922
Radian Group, Inc.§	1,604	2,326
StanCorp Financial Group, Inc.	1,593	74,807
The Chubb Corp.§	800	39,208
The PMI Group, Inc.§	1,719	3,352
The Travelers Companies, Inc.	600	26,040
Transatlantic Holdings, Inc.	100	5,647
Unitrin, Inc.§	737	20,319
Unum Group§	1,700	34,765
W.R. Berkley Corp.	1,300	31,408
		685,629
Internet & Catalog Retail (0.1%)
GSI Commerce, Inc.*	2,400	32,712
Internet Software & Services (0.4%)
McAfee, Inc.*	1,422	48,391
Sohu.com, Inc.*§	700	49,308
		97,699
IT Consulting & Services (0.6%)
Acxiom Corp.§	1,400	16,086
Automatic Data Processing, Inc.	1,400	58,660
Computer Sciences Corp.*§	900	42,156
IHS, Inc. Class A*§	200	13,920
		130,822
Leisure Equipment & Products (0.3%)
Brunswick Corp.§	1,200	12,720
Callaway Golf Co.§	1,700	20,111
Hasbro, Inc.	1,100	39,292
		72,123

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery (5.4%)
AGCO Corp.*§	3,600	$188,676
Dover Corp.	2,700	130,599
Eaton Corp.	500	42,485
Flowserve Corp.	1,200	164,040
Gardner Denver, Inc.*	1,400	79,520
Harsco Corp.	1,000	54,410
Illinois Tool Works, Inc.§	2,000	95,020
Joy Global, Inc.	2,700	204,741
Kaydon Corp.§	900	46,269
Kennametal, Inc.	800	26,040
Parker Hannifin Corp.	650	46,358
Pentair, Inc.§	800	28,016
Reliance Steel & Aluminum Co.§	500	38,545
The Timken Co.	1,300	42,822
Trinity Industries, Inc.	400	13,876
		1,201,417
Marine (0.2%)
Kirby Corp.*§	200	9,600
Overseas Shipholding Group, Inc.§	500	39,760
		49,360
Media (1.9%)
CBS Corp. Class B	1,300	25,337
Gannett Co., Inc.§	1,100	23,837
Harte-Hanks, Inc.§	1,000	11,450
Interactive Data Corp.§	1,600	40,208
Lamar Advertising Co. Class A*§	1,300	46,839
Lee Enterprises, Inc.§	600	2,394
Media General, Inc. Class A§	200	2,390
Netflix, Inc.*§	1,000	26,070
News Corp. Class A	1,700	25,568
Regal Entertainment Group Class A§	1,100	16,808
The E.W. Scripps Co. Class A§	1,000	41,540
The Walt Disney Co.§	3,900	121,680
Time Warner, Inc.§	2,100	31,080
		415,201
Metals & Mining (3.5%)
AK Steel Holding Corp.§	700	48,300
Alcoa, Inc.	400	14,248
Alpha Natural Resources, Inc.*	800	83,432
Arch Coal, Inc.	3,300	247,599
Carpenter Technology Corp.§	21	917
Cleveland-Cliffs, Inc.§	1,694	201,908
Nucor Corp.	100	7,467
Schnitzer Steel Industries, Inc. Class A§	100	11,460
Steel Dynamics, Inc.§	3,700	144,559
Worthington Industries, Inc.§	539	11,049
		770,939

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.8%)
Aquila, Inc.*§	7,300	$27,521
Duke Energy Corp.	4,500	78,210
Questar Corp.	600	42,624
Vectren Corp.	536	16,728
Westar Energy, Inc.§	462	9,938
		175,021
Multiline Retail (1.8%)
99 Cents Only Stores*§	900	5,940
Big Lots, Inc.*§	900	28,116
Costco Wholesale Corp.§	900	63,126
Dollar Tree, Inc.*	3,800	124,222
Saks, Inc.*§	2,800	30,744
Wal-Mart Stores, Inc.	2,600	146,120
		398,268
Oil & Gas (7.0%)
Anadarko Petroleum Corp.	100	7,484
Chevron Corp.	2,500	247,825
Cimarex Energy Co.§	1,000	69,670
ConocoPhillips	900	84,951
Denbury Resources, Inc.*	5,200	189,800
El Paso Corp.	1,500	32,610
Encore Acquisition Co.*	1,000	75,190
Equitable Resources, Inc.	1,500	103,590
Exxon Mobil Corp.	1,000	88,130
Frontier Oil Corp.§	3,000	71,730
Hess Corp.	400	50,476
Holly Corp.§	400	14,768
Newfield Exploration Co.*§	1,200	78,300
Noble Energy§	400	40,224
Occidental Petroleum Corp.	1,100	98,846
Plains Exploration & Production Co.*	1,727	126,019
Quicksilver Resources, Inc.*§	739	28,555
Range Resources Corp.	200	13,108
Stone Energy Corp.*	1,800	118,638
The Williams Companies, Inc.	200	8,062
		1,547,976
Paper & Forest Products (0.5%)
Potlatch Corp.§	900	40,608
Rayonier Inc.§	1,700	72,182
		112,790
Personal Products (0.4%)
Alberto-Culver Co.§	1,600	42,032
NBTY, Inc.*	1,200	38,472
		80,504

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (1.5%)
Abbott Laboratories	1,600	$84,752
Eli Lilly & Co.	1,500	69,240
Forest Laboratories, Inc.*	600	20,844
Johnson & Johnson	1,200	77,208
Medicis Pharmaceutical Corp. Class A§	1,300	27,014
Merck & Co., Inc.	300	11,307
Par Pharmaceutical Cos, Inc.*§	1,500	24,345
Pfizer, Inc.	900	15,723
Valeant Pharmaceuticals International*§	500	8,555
		338,988
Real Estate (5.0%)
Alexandria Real Estate Equities, Inc.§	500	48,670
AMB Property Corp.	1,900	95,722
Apartment Investment & Management Co. Class A§	43	1,465
BRE Properties, Inc.§	800	34,624
Camden Property Trust§	900	39,834
Cousins Properties, Inc.§	500	11,550
Duke Realty Corp.	3,200	71,840
Equity One, Inc.	500	10,275
Federal Realty Investment Trust§	1,000	69,000
Health Care REIT, Inc.	1,700	75,650
Highwoods Properties, Inc.§	1,000	31,420
Hospitality Properties Trust	2,100	51,366
Jones Lang LaSalle, Inc.§	1,000	60,190
Liberty Property Trust	2,000	66,300
Mack-Cali Realty Corp.	1,500	51,255
Nationwide Health Properties, Inc.§	1,800	56,682
Realty Income Corp.§	1,900	43,244
Regency Centers Corp.§	1,200	70,944
The Macerich Co.	1,600	99,408
UDR, Inc.§	2,600	58,188
Weingarten Realty Investors§	1,700	51,544
		1,099,171
Road & Rail (2.2%)
CSX Corp.	600	37,686
GATX Corp.§	4,700	208,351
J.B. Hunt Transport Services, Inc.§	1,711	56,942
Kansas City Southern*§	1,500	65,985
Pacer International, Inc.§	1,900	40,869
Werner Enterprises, Inc.§	3,000	55,740
YRC Worldwide, Inc.*§	900	13,383
		478,956

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products (3.4%)
Analog Devices, Inc.§	2,700	$85,779
Applied Materials, Inc.	1,800	34,362
Atmel Corp.*	8,800	30,624
Brooks Automation, Inc.*	1,400	11,578
Cree, Inc.*§	1,900	43,339
Cypress Semiconductor Corp.*	1,200	29,700
Integrated Device Technology, Inc.*	3,400	33,796
Intel Corp.	2,100	45,108
International Rectifier Corp.*	1,500	28,800
Lam Research Corp.*§	2,600	93,990
MEMC Electronic Materials, Inc.*	500	30,770
Microchip Technology, Inc.§	500	15,270
MPS Group, Inc.*§	2,200	23,386
Novellus Systems, Inc.*§	1,500	31,785
ON Semiconductor Corp.*§	2,500	22,925
QLogic Corp.*§	1,600	23,344
RF Micro Devices, Inc.*§	5,600	16,240
Semtech Corp.*§	321	4,516
Texas Instruments, Inc.	4,300	121,088
TriQuint Semiconductor, Inc.*	2,800	16,968
		743,368
Software (2.7%)
Activision, Inc.*	7,438	253,413
Autodesk, Inc.*§	700	23,667
BMC Software, Inc.*	100	3,600
Cadence Design Systems, Inc.*	5,600	56,560
Cerner Corp.*§	100	4,518
Eclipsys Corp.*§	100	1,836
Electronic Arts, Inc.*	400	17,772
Macrovision Solutions Corp.*§	1,400	20,944
Metavante Technologies, Inc.*	1,700	38,454
Oracle Corp.*	400	8,400
Parametric Technology Corp.*§	1,000	16,670
Sybase, Inc.*§	2,000	58,840
Synopsys, Inc.*	3,000	71,730
THQ, Inc.*§	100	2,026
Wind River Systems, Inc.*§	1,500	16,335
		594,765
Specialty Retail (2.3%)
Abercrombie & Fitch Co. Class A§	100	6,268
Advance Auto Parts, Inc.§	100	3,883
American Eagle Outfitters, Inc.	5,400	73,602
AnnTaylor Stores Corp.*§	1,400	33,544
Barnes & Noble, Inc.§	1,000	24,840
Borders Group, Inc.§	1,000	6,000
Charming Shoppes, Inc.*§	2,300	10,557
Foot Locker, Inc.§	1,100	13,695

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Mid-Cap Core Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Hanesbrands, Inc.*§	200	$5,428
Men's Wearhouse, Inc.§	1,200	19,548
Rent-A-Center, Inc.*§	3,700	76,109
Ross Stores, Inc.§	200	7,104
The Gap, Inc.§	1,100	18,337
The Home Depot, Inc.	900	21,078
The TJX Companies, Inc.§	1,000	31,470
Tiffany & Co.§	500	20,375
United Rentals, Inc.*§	1,700	33,337
Urban Outfitters, Inc.*§	2,700	84,213
Williams-Sonoma, Inc.§	1,518	30,117
		519,505
Textiles & Apparel (1.1%)
Coach, Inc.*	500	14,440
Fossil, Inc.*§	700	20,349
NIKE, Inc. Class B§	1,900	113,259
Under Armour, Inc. Class A*§	500	12,820
Warnaco Group, Inc.*	1,700	74,919
		235,787
Trading Companies & Distributors (0.8%)
Fastenal Co.§	3,600	155,376
MSC Industrial Direct Company, Inc. Class A§	300	13,233
		168,609
Water Utilities (0.1%)
Aqua America, Inc.§	1,300	20,761
Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	2,000	94,540
TOTAL COMMON STOCKS (Cost $21,577,816)		21,608,248
SHORT-TERM INVESTMENTS (32.3%)
State Street Navigator Prime Portfolio§§	6,575,230	6,575,230
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$578	578,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,153,230)		7,153,230
TOTAL INVESTMENTS AT VALUE (130.0%) (Cost $28,731,046)		28,761,478
LIABILITIES IN EXCESS OF OTHER ASSETS (-30.0%)		(6,633,654)
NET ASSETS (100.0%)		$22,127,824

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — Mid-Cap Core Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $6,575,230 (Cost $28,731,046) (Note 2)	$28,761,478[1]
Cash	167
Receivable for investments sold	107,101
Dividend and interest receivable	22,298
Receivable for portfolio shares sold	77
Prepaid expenses and other assets	4,873
Total Assets	28,895,994
Liabilities
Advisory fee payable (Note 3)	12,721
Payable upon return of securities loaned (Note 2)	6,575,230
Payable for investments purchased	74,859
Payable for portfolio shares redeemed	39,263
Trustees' fee payable	9,092
Other accrued expenses payable	57,005
Total Liabilities	6,768,170
Net Assets
Capital stock, $.001 par value (Note 6)	1,567
Paid-in capital (Note 6)	26,486,825
Undistributed net investment income	33,417
Accumulated net realized loss on investments	(4,424,417)
Net unrealized appreciation from investments	30,432
Net Assets	$22,127,824
Shares outstanding	1,567,092
Net asset value, offering price, and redemption price per share	$14.12

1  Including $6,417,222 of securities on loan.

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — Mid-Cap Core Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$149,743
Interest	1,484
Securities lending	28,872
Total investment income	180,099
Expenses
Investment advisory fees (Note 3)	82,957
Administrative services fees (Note 3)	14,137
Printing fees (Note 3)	14,569
Trustees' fees	12,725
Audit and tax fees	9,246
Custodian fees	8,074
Legal fees	7,480
Transfer agent fees	2,035
Commitment fees (Note 4)	433
Insurance expense	285
Interest expense (Note 4)	263
Total expenses	152,204
Less: fees waived (Note 3)	(4,162)
Net expenses	148,042
Net investment income	32,057
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	708,405
Net change in unrealized appreciation (depreciation) from investments	(2,323,059)
Net realized and unrealized loss from investments	(1,614,654)
Net decrease in net assets resulting from operations	$(1,582,597)

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — Mid-Cap Core Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income (loss)	$32,057	$(67,631)
Net realized gain from investments	708,405	1,179,079
Net change in unrealized appreciation (depreciation) from investments and futures contracts	(2,323,059)	2,192,077
Net increase (decrease) in net assets resulting from operations	(1,582,597)	3,303,525
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	176,853	658,389
Net asset value of shares redeemed	(3,451,350)	(7,473,324)
Net decrease in net assets from capital share transactions	(3,274,497)	(6,814,935)
Net decrease in net assets	(4,857,094)	(3,511,410)
Net Assets
Beginning of period	26,984,918	30,496,328
End of period	$22,127,824	$26,984,918
Undistributed net investment income	$33,417	$1,360

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — Mid-Cap Core Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$15.01	$13.44	$13.19	$12.33	$10.90	$7.60
INVESTMENT OPERATIONS
Net investment income (loss)	0.02	(0.04)	(0.04)	(0.10)	(0.11)	(0.08)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.91)	1.61	0.29	0.96	1.54	3.38
Total from investment operations	(0.89)	1.57	0.25	0.86	1.43	3.30
Net asset value, end of period	$14.12	$15.01	$13.44	$13.19	$12.33	$10.90
Total return[1]	(5.93)%	11.68%	1.90%	6.97%	13.12%	43.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,128	$26,985	$30,496	$37,659	$42,452	$41,569
Ratio of expenses to average net assets	1.25%[2]	1.25%	1.21%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.27%[2]	(0.23)%	(0.26)%	(0.70)%	(0.87)%	(0.90)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[2]	0.03%	0.13%	0.12%	0.08%	0.14%
Portfolio turnover rate	95%	232%	140%	95%	124%	73%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Mid-Cap Core Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

25

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$28,183,478	$—
Level 2 — Other Significant Observable Inputs	578,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$28,761,478	$—

*  Other financial instruments include futures, forwards and swap contracts.

26

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a

27

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Portfolio had no open futures contracts.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $122,160, of which $86,089 was rebated to borrowers (brokers). The Portfolio retained $28,872 in income from the cash collateral investment, and SSB, as lending agent, was paid $7,199. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

28

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $82,957 and $4,162, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $10,666.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $3,471.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $526 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Portfolio

29

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

had no loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$206,154	3.538%	$326,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $22,418,984 and $26,001,371, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,731,046, $2,063,487, $(2,033,055) and $30,432, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	12,697	44,882
Shares redeemed	(243,955)	(516,029)
Net decrease	(231,258)	(471,147)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

30

Credit Suisse Trust — Mid-Cap Core Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

31

Credit Suisse Trust — Mid-Cap Core Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

32

Credit Suisse Trust — Mid-Cap Core Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

33

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRMCC-SAR-0608

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE TRUST
■  SMALL CAP CORE I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 8, 2008

Dear Shareholder:

For the six months ended June 30, 2008, Credit Suisse Trust — Small Cap Core I Portfolio (the "Portfolio") had a loss of -7.43%, versus a loss of -7.09% for the S&P SmallCap 600 Index.1

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

In April, the S&P/Case-Shiller Home Price Index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Portfolio slightly underperformed the benchmark. The largest detractors to relative performance came primarily from

1

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

stock selection within the financials sector, followed closely by the telecomm services and consumer discretionary groups. The largest contributors to relative performance came primarily from stock selection within the materials sector, followed by consumer staples and energy.

As of June 30, 2008, the Portfolio's largest overweights were in the energy (+2.82%) and materials (+2.59%) sectors, while the largest underweights were in the information technology (-3.24%) and industrials (-2.23%) sectors. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Since the Fund's investment strategy changed to a quantitative approach, we now employ a quantitative research and portfolio management technique. Through this approach, we analyze and rank each stock in the universe based on how they measure up with regard to five factors that we believe drive performance: valuation, capital use, profitability, growth and price momentum. Our research has shown us that analyzing a company's value, how they reinvest their capital, their profit margins, growth prospects and stock price trends can help us reasonably predict how the company will perform in a range of scenarios.

These drivers continue to provide useful indication in our stock selection process as we enhance them for current market conditions. We believe that since our proprietary factor views result in long volatility and short leverage positions, our strategy is well positioned to benefit from the deterioration in the credit environment.

In regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3 – 1.2% in April's forecast to 1.0 – 1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5 – 5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price index's inflation forecast for 2008 was revised up to 3.8 – 4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core inflation remained unchanged at 2.2 – 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this

2

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

Jordan Low
Portfolio Manager

Because of the nature of the Portfolio's investments in special-situation, start-up and other small companies, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 2008

1 Year	5 Years	10 Years	Since Inception	Inception Date
(14.91)%	5.34%	0.98%	5.07%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.95%.

1  The Standard & Poor's SmallCap 600 Index is an unmanaged market-weighted index of 600 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw Hill Co., Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$925.70
Expenses Paid per $1,000*	$4.55
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,020.14
Expenses Paid per $1,000*	$4.77
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Small Cap Core I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.5%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*§	2,300	$233,864
Applied Signal Technology, Inc.	1,300	17,758
Cubic Corp.	31,600	704,048
Curtiss-Wright Corp.§	28,000	1,252,720
GenCorp, Inc.*§	24,600	176,136
Kaman Corp.§	8,900	202,564
Moog, Inc. Class A*	100	3,724
Northrop Grumman Corp.	2,700	180,630
Triumph Group, Inc.§	100	4,710
United Technologies Corp.	4,900	302,330
		3,078,484
Air Freight & Couriers (0.4%)
Hub Group, Inc. Class A*	18,500	631,405
United Parcel Service, Inc. Class B	5,300	325,791
		957,196
Airlines (0.2%)
SkyWest, Inc.§	31,500	398,475
Auto Components (1.1%)
ATC Technology Corp.*	12,800	297,984
Autoliv, Inc.§	4,000	186,480
Cooper Tire & Rubber Co.§	22,500	176,400
Lear Corp.*	7,700	109,186
LKQ Corp.*§	85,000	1,535,950
Midas, Inc.*	1,600	21,600
Spartan Motors, Inc.§	10,000	74,700
Superior Industries International, Inc.§	7,500	126,600
		2,528,900
Automobiles (0.0%)
Monaco Coach Corp.§	3,700	11,248
Winnebago Industries, Inc.§	9,400	95,786
		107,034
Banks (4.2%)
Bank of New York Mellon Corp.	9,300	351,819
BankUnited Financial Corp. Class A§	7,100	6,816
Boston Private Financial Holdings, Inc.§	16,000	90,720
Brookline Bancorp, Inc.§	4,900	46,795
Cascade Bancorp§	5,600	43,120
Central Pacific Financial Corp.§	35,000	373,100
Citizens Republic Bancorp, Inc.§	18,400	51,888
Columbia Banking System, Inc.§	5,000	96,650
Community Bank System, Inc.§	13,500	278,370
Corus Bankshares, Inc.§	6,500	27,040
Dime Community Bancshares	7,700	127,127
Downey Financial Corp.§	4,500	12,465
East West Bancorp, Inc.§	31,700	223,802

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Banks
First Bancorp.§	32,400	$205,416
First Commonwealth Financial Corp.§	29,000	270,570
First Financial Bancorp.§	15,500	142,600
First Midwest Bancorp, Inc.§	3,000	55,950
FirstFed Financial Corp.*§	1,600	12,864
Flagstar Bancorp, Inc.§	9,663	29,085
Frontier Financial Corp.§	19,600	166,992
Hancock Holding Co.§	16,000	628,640
Hanmi Financial Corp.§	24,700	128,687
Hudson City Bancorp, Inc.	15,500	258,540
Nara Bancorp, Inc.§	4,200	45,066
Old National Bancorp§	3,000	42,780
Pacific Capital Bancorp§	13,100	180,518
PrivateBancorp, Inc.	12,100	367,598
Prosperity Bancshares, Inc.§	26,700	713,691
Provident Bankshares Corp.§	15,000	95,700
Sterling Bancorp NY	3,600	43,020
Sterling Bancshares, Inc.§	33,400	303,606
Sterling Financial Corp.§	26,000	107,640
Susquehanna Bancshares, Inc.§	8,700	119,103
SVB Financial Group*§	21,300	1,024,743
The South Financial Group, Inc.§	22,366	87,675
TrustCo Bank Corp NY§	34,300	254,506
UCBH Holdings, Inc.§	26,600	59,850
UMB Financial Corp.§	16,000	820,320
Umpqua Holdings Corp.§	24,700	299,611
United Community Banks, Inc.§	19,600	167,188
Webster Financial Corp.§	14,800	275,280
Whitney Holding Corp.§	35,800	655,140
Wilshire Bancorp, Inc.	2,000	17,140
Wintrust Financial Corp.§	13,900	331,515
		9,640,746
Beverages (1.1%)
Boston Beer Company, Inc. Class A*§	19,400	789,192
Coca-Cola Enterprises, Inc.	9,100	157,430
PepsiAmericas, Inc.	2,700	53,406
The Coca-Cola Co.	24,400	1,268,312
The Pepsi Bottling Group, Inc.§	7,400	206,608
		2,474,948
Biotechnology (2.3%)
ArQule, Inc.*§	10,700	34,775
BioMarin Pharmaceutical, Inc.*§	8,400	243,432
Cubist Pharmaceuticals, Inc.*§	16,600	296,476
Enzo Biochem, Inc.*	9,700	108,834
Genentech, Inc.*	3,800	288,420
Gilead Sciences, Inc.*	2,500	132,375
IDEXX Laboratories, Inc.*	27,300	1,330,602

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Kendle International, Inc.*	4,100	$148,953
Martek Biosciences Corp.*§	25,600	862,976
OSI Pharmaceuticals, Inc.*§	6,500	268,580
Pharmanet Development Group, Inc.*§	14,800	233,396
Regeneron Pharmaceuticals, Inc.*§	35,800	516,952
Savient Pharmaceuticals, Inc.*§	19,800	500,940
ViroPharma, Inc.*§	19,007	210,217
XenoPort, Inc.*	4,300	167,829
		5,344,757
Building Products (0.6%)
Apogee Enterprises, Inc.§	10,400	168,064
Drew Industries, Inc.*§	9,000	143,550
Griffon Corp.*§	5,000	43,800
Insituform Technologies, Inc. Class A*§	8,800	134,024
Simpson Manufacturing Co., Inc.§	15,800	375,092
Watsco, Inc.§	10,700	447,260
		1,311,790
Chemicals (1.8%)
A. Schulman, Inc.	9,700	223,391
Ashland, Inc.	3,700	178,340
Cambrex Corp.*	6,500	38,155
CF Industries Holdings, Inc.	2,800	427,840
FMC Corp.§	3,100	240,064
Georgia Gulf Corp.§	3,800	11,020
H.B. Fuller Co.§	9,100	204,204
Lubrizol Corp.	3,600	166,788
Monsanto Co.	5,600	708,064
NewMarket Corp.§	13,400	887,482
Olin Corp.§	7,700	201,586
OM Group, Inc.*§	6,600	216,414
Omnova Solutions, Inc.*§	13,800	38,364
Penford Corp.	1,200	17,856
PolyOne Corp.*	41,200	287,164
Praxair, Inc.	2,200	207,328
Quaker Chemical Corp.	2,600	69,316
Zep, Inc.	5,800	86,304
		4,209,680
Commercial Services & Supplies (3.6%)
Angelica Corp.§	1,000	21,270
Arbitron, Inc.	12,400	589,000
Atlas Air Worldwide Holdings, Inc.*§	19,900	984,254
Bowne & Co., Inc.	8,600	109,650
Brink's Co.	3,800	248,596
Bristow Group, Inc.*§	2,500	123,725
CDI Corp.	6,200	157,728
Clean Harbors, Inc.*	8,300	589,798

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Coinstar, Inc.*§	12,700	$415,417
Con-way, Inc.§	3,600	170,136
Consolidated Graphics, Inc.*§	9,300	458,211
Covanta Holding Corp.*§	6,600	176,154
CSG Systems International, Inc.*	16,600	182,932
DeVry, Inc.§	3,400	182,308
FTI Consulting, Inc.*	300	20,538
G&K Services, Inc. Class A§	10,100	307,646
Headwaters, Inc.*§	14,900	175,373
Healthcare Services Group, Inc.§	200	3,042
Heidrick & Struggles International, Inc.§	8,000	221,120
Hewitt Associates, Inc. Class A*	4,900	187,817
HMS Holdings Corp.*§	7,500	161,025
Iconix Brand Group, Inc.*	7,500	90,600
On Assignment, Inc.*	9,800	78,596
Pre-Paid Legal Services, Inc.*	6,300	255,906
Spherion Corp.*	24,800	114,576
Stericycle, Inc.*	3,700	191,290
Strayer Education, Inc.	1,100	229,977
Tetra Technologies, Inc.*	10,500	237,510
TrueBlue, Inc.*§	16,700	220,607
Universal Technical Institute, Inc.*	5,400	67,284
Viad Corp.§	9,400	242,426
Volt Information Sciences, Inc.*	1,500	17,865
Waste Management, Inc.	6,100	230,031
Watson Wyatt Worldwide, Inc. Class A	17,300	914,997
		8,377,405
Communications Equipment (0.9%)
Arris Group, Inc.*	89,127	753,123
Audiovox Corp. Class A*§	100	982
Bel Fuse, Inc. Class B	3,000	74,130
Black Box Corp.	5,600	152,264
Cisco Systems, Inc.*	14,100	327,966
CommScope, Inc.*§	1,600	84,432
Corning, Inc.	2,200	50,710
Digi International, Inc.*	5,100	40,035
DSP Group, Inc.*	6,300	44,100
Network Equipment Technologies, Inc.*§	3,700	13,135
PC-Tel, Inc.	4,200	40,278
QUALCOMM, Inc.	10,700	474,759
Symmetricom, Inc.*	14,400	55,296
		2,111,210
Computers & Peripherals (0.9%)
Avid Technology, Inc.*§	12,400	210,676
Dell, Inc.*	11,800	258,184
Hewlett-Packard Co.	16,100	711,781
Hutchinson Technology, Inc.*§	16,600	223,104

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Mercury Computer Systems, Inc.*	2,500	$18,825
NCR Corp.*	7,500	189,000
Novatel Wireless, Inc.*§	9,900	110,187
Stratasys, Inc.*§	5,800	107,068
Synaptics, Inc.*§	7,200	271,656
		2,100,481
Construction & Engineering (0.2%)
Fluor Corp.*	200	37,216
Perini Corp.*§	8,400	277,620
Shaw Group, Inc.*§	4,000	247,160
		561,996
Construction Materials (0.0%)
Texas Industries, Inc.	300	16,839
Containers & Packaging (0.5%)
Crown Holdings, Inc.*	6,400	166,336
Myers Industries, Inc.	13,800	112,470
Rock-Tenn Co. Class A§	25,200	755,748
		1,034,554
Distributors (0.3%)
Pool Corp.§	21,000	372,960
Spectrum Brands, Inc.*§	11,400	29,070
The Andersons, Inc.§	8,400	341,964
		743,994
Diversified Financials (2.7%)
American Express Co.	28,200	1,062,294
Bankrate, Inc.*§	6,100	238,327
BlackRock, Inc.§	2,500	442,500
Federated Investors, Inc. Class B	7,400	254,708
Financial Federal Corp.§	9,000	197,640
First Cash Financial Services, Inc.*	7,500	112,425
Franklin Resources, Inc.§	4,500	412,425
Guaranty Financial Group, Inc.*§	10,000	53,700
Investment Technology Group, Inc.*§	5,600	187,376
LaBranche & Company, Inc.*	24,900	176,292
National Financial Partners Corp.§	16,500	327,030
optionsXpress Holdings, Inc.§	8,700	194,358
Portfolio Recovery Associates, Inc.*§	7,000	262,500
Raymond James Financial, Inc.	1,100	29,029
Rewards Network, Inc.*	6,200	25,482
State Street Corp.	14,800	947,052
SWS Group, Inc.	7,000	116,270
T. Rowe Price Group, Inc.§	8,600	485,642
The Goldman Sachs Group, Inc.	1,800	314,820
Waddell & Reed Financial, Inc. Class A	1,800	63,018
World Acceptance Corp.*§	7,300	245,791
		6,148,679

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Telecommunication Services (0.1%)
CenturyTel, Inc.	5,600	$199,304
Electric Utilities (1.6%)
American Electric Power Company, Inc.	4,900	197,127
Black Hills Corp.§	5,400	173,124
Central Vermont Public Service Corp.	2,000	38,740
CH Energy Group, Inc.§	4,800	170,736
Edison International	3,600	184,968
El Paso Electric Co.*	45,500	900,900
FirstEnergy Corp.	2,600	214,058
Hawaiian Electric Industries, Inc.§	21,200	524,276
ITC Holdings Corp.	5,500	281,105
Ormat Technologies, Inc.§	5,600	275,408
PG&E Corp.	4,900	194,481
UIL Holdings Corp.§	11,400	335,274
Unisource Energy Corp.§	3,000	93,030
		3,583,227
Electrical Equipment (1.5%)
Acuity Brands, Inc.§	22,200	1,067,376
Belden, Inc.§	8,500	287,980
C&D Technologies, Inc.*§	5,000	42,300
EnerSys*	700	23,961
Magnetek, Inc.*§	6,500	27,495
Regal-Beloit Corp.§	20,800	878,800
Vicor Corp§	2,100	20,958
Woodward Governor Co.	28,400	1,012,744
		3,361,614
Electronic Equipment & Instruments (4.6%)
Analogic Corp.	7,100	447,797
Anixter International, Inc.*§	3,200	190,368
Benchmark Electronics, Inc.*	43,500	710,790
Checkpoint Systems, Inc.*	1,400	29,232
CTS Corp.	10,000	100,500
Daktronics, Inc.	8,400	169,428
Electro Scientific Industries, Inc.*	9,000	127,530
Exar Corp.*§	13,000	98,020
FLIR Systems, Inc.*§	66,300	2,689,791
Greatbatch, Inc.*	7,300	126,290
Ingram Micro, Inc.*§	11,000	195,250
Intevac, Inc.*§	5,600	63,168
Itron, Inc.*	400	39,340
Kopin Corp.*§	30,700	88,109
Littelfuse, Inc.*	11,000	347,050
LoJack Corp.*	2,100	16,716
Methode Electronics, Inc.	25,700	268,565
Mettler-Toledo International, Inc.*	2,000	189,720
Molex, Inc.§	21,300	519,933

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments
MTS Systems Corp.§	10,400	$373,152
Newport Corp.*	11,500	130,985
Park Electrochemical Corp.	7,200	175,032
Photon Dynamics, Inc.*§	4,600	69,368
Plexus Corp.*	21,800	603,424
Rofin-Sinar Technologies, Inc.*§	6,900	208,380
Technitrol, Inc.	26,200	445,138
Thermo Fisher Scientific, Inc.*	3,900	217,347
Trimble Navigation, Ltd.*§	29,300	1,046,010
TTM Technologies, Inc.*	14,900	196,829
Varian, Inc.*	12,700	648,462
Veeco Instruments, Inc.*§	10,700	172,056
		10,703,780
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	26,800	3,332,312
Diamond Offshore Drilling, Inc.§	200	27,828
Dril-Quip, Inc.*	4,400	277,200
Gulf Island Fabrication, Inc.	3,800	185,934
Halliburton Co.§	10,200	541,314
Helmerich & Payne, Inc.§	12,800	921,856
ION Geophysical Corp.*§	5,900	102,955
Lufkin Industries, Inc.	10,800	899,424
Matrix Service Co.*§	9,300	214,458
NATCO Group, Inc. Class A*§	12,400	676,172
Oceaneering International, Inc.*	18,000	1,386,900
Oil States International, Inc.*§	17,500	1,110,200
Schlumberger, Ltd.	7,000	752,010
Superior Well Services, Inc.*§	5,500	174,405
Tidewater, Inc.	4,800	312,144
Unit Corp.*	3,600	298,692
W-H Energy Services, Inc.*	23,900	2,288,186
		13,501,990
Food & Drug Retailing (2.4%)
Casey's General Stores, Inc.§	25,600	593,152
Flowers Foods, Inc.§	54,050	1,531,777
Longs Drug Stores Corp.§	25,200	1,061,172
Nash Finch Co.§	7,900	270,733
PetMed Express, Inc.*	6,300	77,175
Spartan Stores, Inc.	7,800	179,400
Sysco Corp.	47,800	1,314,978
Terra Industries, Inc.§	5,200	256,620
The Great Atlantic & Pacific Tea Co. Inc.*	11,000	251,020
		5,536,027
Food Products (1.4%)
Corn Products International, Inc.	4,600	225,906
Del Monte Foods Co.	21,000	149,100

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products
General Mills, Inc.	17,500	$1,063,475
Green Mountain Coffee Roasters, Inc.*§	6,500	244,205
Hormel Foods Corp.§	5,100	176,511
J & J Snack Foods Corp.	3,800	104,158
Kraft Foods, Inc. Class A	9,500	270,275
Lance, Inc.§	11,100	208,347
Peet's Coffee & Tea, Inc.*§	3,300	65,406
Ralcorp Holdings, Inc.*	2,500	123,600
Sanderson Farms, Inc.	7,100	245,092
TreeHouse Foods, Inc.*§	14,200	344,492
USANA Health Sciences, Inc.*	1,600	42,992
		3,263,559
Forestry & Paper (0.1%)
Neenah Paper, Inc.§	10,900	182,139
Wausau Paper Corp.§	3,500	26,985
		209,124
Gas Utilities (2.2%)
Atmos Energy Corp.	21,800	601,026
Energen Corp.	2,600	202,878
MDU Resources Group, Inc.	6,600	230,076
National Fuel Gas Co.§	4,900	291,452
Northwest Natural Gas Co.§	19,400	897,444
ONEOK, Inc.	3,900	190,437
Piedmont Natural Gas Company, Inc.	25,000	654,000
Southern Union Co.§	9,200	248,584
The Laclede Group, Inc.§	9,900	399,663
UGI Corp.	48,800	1,401,048
		5,116,608
Healthcare Equipment & Supplies (2.9%)
Abaxis, Inc.*§	7,700	185,801
ArthroCare Corp.*§	11,600	473,396
CONMED Corp.*	13,100	347,805
CryoLife, Inc.*§	6,500	74,360
Cyberonics, Inc.*§	7,900	171,430
Datascope Corp.	4,900	230,300
Haemonetics Corp.*	18,600	1,031,556
Hillenbrand, Inc.§	28,100	601,340
Hologic, Inc.*§	400	8,720
ICU Medical, Inc.*	3,100	70,928
Integra LifeSciences Holdings*§	12,000	533,760
Invacare Corp.§	12,100	247,324
Kensey Nash Corp.*§	3,300	105,765
Kinetic Concepts, Inc.*§	5,600	223,496
Mentor Corp.§	14,400	400,608
Meridian Bioscience, Inc.§	6,849	184,375
Merit Medical Systems, Inc.*	8,900	130,830

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies
Noven Pharmaceuticals, Inc.*§	6,400	$68,416
Palomar Medical Technologies, Inc.*§	2,000	19,960
STERIS Corp.§	15,900	457,284
SurModics, Inc.*§	7,200	322,848
Symmetry Medical, Inc.*	12,400	201,128
Theragenics Corp*	3,600	13,068
Vital Signs, Inc.	2,800	158,984
Zoll Medical Corp.*	9,500	319,865
		6,583,347
Healthcare Providers & Services (3.6%)
Air Methods Corp.*§	7,800	195,000
Amedisys, Inc.*§	20,032	1,010,014
Amerigroup Corp.*§	18,700	388,960
AMN Healthcare Services, Inc.*§	10,700	181,044
AmSurg Corp.*	15,400	374,990
Apria Healthcare Group, Inc.*§	9,800	190,022
Centene Corp.*	6,300	105,777
Cross Country Healthcare, Inc.*	10,200	146,982
Gentiva Health Services, Inc.*	10,000	190,500
Kindred Healthcare, Inc.*	9,100	261,716
LHC Group, Inc.*	3,700	86,025
MAXIMUS, Inc.	8,700	302,934
MedCath Corp.*§	4,700	84,506
Molina Healthcare, Inc.*§	19,600	477,064
Odyssey HealthCare, Inc.*§	8,400	81,816
Omnicell, Inc.*§	10,900	143,662
Owens & Minor, Inc.§	5,700	260,433
PARAXEL International Corp.*	48,800	1,283,928
Pediatrix Medical Group, Inc.*	8,400	413,532
Pharmaceutical Product Development, Inc.	8,300	356,070
RehabCare Group, Inc.*	4,700	75,341
Res-Care, Inc.*	14,500	257,810
Sunrise Senior Living, Inc.*§	23,600	530,528
WellCare Health Plans, Inc.*	27,100	979,665
		8,378,319
Hotels, Restaurants & Leisure (2.0%)
Bob Evans Farms, Inc.§	8,800	251,680
Buffalo Wild Wings, Inc.*§	5,000	124,150
California Pizza Kitchen, Inc.*§	7,200	80,568
CBRL Group, Inc.§	14,700	360,297
CEC Entertainment, Inc.*§	9,600	268,896
Choice Hotels International, Inc.§	6,000	159,000
CKE Restaurants, Inc.§	5,100	63,597
DineEquity, Inc.§	6,300	235,368
Jack in the Box, Inc.*	21,900	490,779
Landry's Restaurants, Inc.	9,000	161,730
Las Vegas Sands Corp.*	400	18,976

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
McDonald's Corp.	5,300	$297,966
O'Charley's, Inc.§	4,400	44,264
P.F. Chang's China Bistro, Inc.*§	12,000	268,080
Panera Bread Co. Class A*§	13,900	643,014
Papa John's International, Inc.*§	18,100	481,279
Pinnacle Entertainment, Inc.*	7,500	78,675
Red Robin Gourmet Burgers, Inc.*§	7,500	208,050
Shuffle Master, Inc.*§	9,800	48,412
Sonic Corp.*§	9,600	142,080
Texas Roadhouse, Inc. Class A*§	4,400	39,468
The Steak N Shake Co.*§	3,100	19,623
WMS Industries, Inc.*§	7,700	229,229
		4,715,181
Household Durables (1.1%)
Champion Enterprises, Inc.*§	35,500	207,675
Ethan Allen Interiors, Inc.§	11,900	292,740
Fleetwood Enterprises, Inc.*§	28,500	74,670
KB Home§	12,900	218,397
La-Z-Boy, Inc.§	13,000	99,450
Lennar Corp. Class A§	26,500	327,010
M/I Homes, Inc.	2,600	40,898
Meritage Homes Corp.*§	11,700	177,489
NVR, Inc.*	600	300,048
Russ Berrie and Company, Inc.*	2,000	15,940
Snap-on, Inc.§	3,500	182,035
Standard Pacific Corp.§	29,200	98,696
Tupperware Brands Corp.	13,000	444,860
		2,479,908
Household Products (0.2%)
Central Garden & Pet Co. Class A*§	32,500	133,250
The Procter & Gamble Co.	4,400	267,564
		400,814
Industrial Conglomerates (0.7%)
3M Co.	2,500	173,975
General Electric Co.	15,200	405,688
Lydall, Inc.*	3,300	41,415
Standex International Corp.	2,400	49,776
Tredegar Corp.§	5,400	79,380
Walter Industries, Inc.	7,700	837,529
		1,587,763
Insurance (2.4%)
American Financial Group, Inc.	8,200	219,350
Arthur J. Gallagher & Co.§	3,000	72,300
Conseco, Inc.*	4,300	42,656
Delphi Financial Group, Inc. Class A	3,000	69,420

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
HealthExtras, Inc.*	3,000	$90,420
Infinity Property & Casualty Corp.§	8,600	357,072
Loews Corp.§	2,400	112,560
MetLife, Inc.	500	26,385
MGIC Investment Corp.§	2,500	15,275
Navigators Group, Inc.*	6,100	329,705
Philadelphia Consolidated Holding Corp.*	31,000	1,053,070
Presidential Life Corp.	5,900	90,978
ProAssurance Corp.*§	14,200	683,162
Radian Group, Inc.§	7,000	10,150
RLI Corp.§	3,000	148,410
Safety Insurance Group, Inc.	6,100	217,465
SCPIE Holdings, Inc.*	1,500	41,985
Selective Insurance Group, Inc.§	29,800	559,048
State Auto Financial Corp.§	9,800	234,514
Stewart Information Services Corp.	5,600	108,304
The Chubb Corp.	3,900	191,139
The Progressive Corp.	1,400	26,208
Tower Group, Inc.	6,400	135,616
United Fire & Casualty Co.	11,800	317,774
W.R. Berkley Corp.	900	21,744
Zenith National Insurance Corp.	10,600	372,696
		5,547,406
Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*§	7,300	310,396
Insight Enterprises, Inc.*	7,600	89,148
NutriSystem, Inc.§	11,700	165,438
School Specialty, Inc.*§	6,100	181,353
Stamps.com, Inc.*	3,200	39,936
		786,271
Internet Software & Services (0.7%)
Blue Coat Systems, Inc.*§	2,900	40,919
Google, Inc. Class A*	300	157,926
InfoSpace, Inc.§	25,500	212,415
j2 Global Communications, Inc.*§	25,300	581,900
Perficient, Inc.*§	8,200	79,212
Sohu.com, Inc.*§	6,500	457,860
		1,530,232
IT Consulting & Services (0.8%)
Acxiom Corp.	11,700	134,433
Agilysys, Inc.§	4,400	49,896
Automatic Data Processing, Inc.	6,900	289,110
CACI International, Inc. Class A*	7,900	361,583
CIBER, Inc.*	24,200	150,282
IHS, Inc. Class A*	2,200	153,120
SI International, Inc.*	3,400	71,196

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services
Sykes Enterprises, Inc.*	11,700	$220,662
SYNNEX Corp*§	5,700	143,013
Tyler Technologies, Inc.*§	11,900	161,483
		1,734,778
Leisure Equipment & Products (0.7%)
JAKKS Pacific, Inc.*§	21,400	467,590
Nautilus, Inc.§	9,500	48,260
Polaris Industries, Inc.§	16,023	647,009
RC2 Corp.*	19,200	356,352
		1,519,211
Machinery (5.3%)
AGCO Corp.*§	5,500	288,255
Applied Industrial Technologies, Inc.§	20,300	490,651
Astec Industries, Inc.*§	13,000	417,820
Briggs & Stratton Corp.§	20,700	262,476
CLARCOR, Inc.§	700	24,570
Columbus McKinnon Corp.*	8,800	211,904
Dionex Corp.*	21,600	1,433,592
Dover Corp.	400	19,348
EnPro Industries, Inc.*	9,800	365,932
Esterline Technologies Corp.*	18,700	921,162
Flowserve Corp.	2,100	287,070
FreightCar America, Inc.§	5,100	181,050
Gardner Denver, Inc.*	38,200	2,169,760
H&E Equipment Services, Inc.*§	4,200	50,484
Illinois Tool Works, Inc.§	23,300	1,106,983
Kaydon Corp.§	17,398	894,431
Kennametal, Inc.	4,900	159,495
Lindsay Corp.§	5,000	424,850
Mueller Industries, Inc.	25,800	830,760
Reliance Steel & Aluminum Co.§	5,300	408,577
Robbins & Myers, Inc.	7,100	354,077
RSC Holdings, Inc.*§	12,600	116,676
The Manitowoc Company, Inc.	8,000	260,240
Titan International, Inc.§	5,100	181,662
Valmont Industries, Inc.§	3,400	354,586
Wabash National Corp.§	8,000	60,480
		12,276,891
Marine (0.1%)
Kirby Corp.*§	5,100	244,800
Media (0.8%)
DISH Network Corp. Class A*	6,900	202,032
Harte-Hanks, Inc.§	13,800	158,010
Interactive Data Corp.§	8,900	223,657
Meredith Corp.§	5,300	149,937

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Media
Netflix, Inc.*§	3,800	$99,066
Omnicom Group, Inc.	5,300	237,864
Regal Entertainment Group Class A§	12,800	195,584
Scholastic Corp.*	8,200	235,012
Sonic Solutions*§	6,000	35,760
The E.W. Scripps Co. Class A§	4,100	170,314
The Walt Disney Co.	4,500	140,400
		1,847,636
Metals & Mining (4.3%)
A.M. Castle & Co.§	5,800	165,938
AK Steel Holding Corp.	7,400	510,600
Alpha Natural Resources, Inc.*	11,600	1,209,764
Brush Engineered Materials, Inc.*	9,300	227,106
Century Aluminum Co.*§	12,300	817,827
Cleveland-Cliffs, Inc.	10,700	1,275,333
Compass Minerals International, Inc.	4,300	346,408
Gibraltar Industries, Inc.§	10,700	170,879
GrafTech International, Ltd.*	17,300	464,159
Massey Energy Co.§	26,500	2,484,375
Olympic Steel, Inc.§	3,200	242,944
Patriot Coal Corp.*	12,400	1,900,796
United States Steel Corp.	100	18,478
		9,834,607
Multi-Utilities (0.2%)
Avista Corp.	8,700	186,702
Duke Energy Corp.§	15,800	274,604
		461,306
Multiline Retail (1.5%)
Big Lots, Inc.*§	18,300	571,692
BJ's Wholesale Club, Inc.*§	6,000	232,200
Costco Wholesale Corp.§	6,200	434,868
Dollar Tree, Inc.*	6,500	212,485
Fred's, Inc. Class A§	12,900	144,996
Stein Mart, Inc.§	6,000	27,060
Tuesday Morning Corp.*	3,400	13,974
Wal-Mart Stores, Inc.	33,300	1,871,460
		3,508,735
Oil & Gas (5.7%)
Bois d'Arc Energy, Inc.*§	25,800	627,198
Cabot Oil & Gas Corp.	18,900	1,280,097
Chevron Corp.	20,500	2,032,165
Comstock Resources, Inc.*	4,300	363,049
Concho Resources, Inc.*	3,400	126,820
ConocoPhillips	5,400	509,706
Continental Resources, Inc.*§	19,900	1,379,468

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil & Gas
El Paso Corp.	9,100	$197,834
Encore Acquisition Co.*	300	22,557
Exxon Mobil Corp.	5,000	440,650
Frontier Oil Corp.	9,900	236,709
Helix Energy Solutions Group, Inc.*§	10,000	416,400
Holly Corp.§	4,900	180,908
Mariner Energy, Inc.*§	7,100	262,487
Occidental Petroleum Corp.	10,600	952,516
Petroleum Development Corp.*	10,700	711,443
PetroQuest Energy, Inc.*§	19,400	521,860
Pioneer Drilling Co.*	22,000	413,820
St. Mary Land & Exploration Co.§	7,700	497,728
Stone Energy Corp.*	19,500	1,285,245
Swift Energy Co.*	5,700	376,542
W&T Offshore, Inc.§	5,900	345,209
		13,180,411
Personal Products (0.3%)
Avon Products, Inc.	1,200	43,224
Chattem, Inc.*§	8,300	539,915
		583,139
Pharmaceuticals (1.3%)
Abbott Laboratories	7,600	402,572
Eli Lilly & Co.	24,600	1,135,536
Forest Laboratories, Inc.*	600	20,844
Johnson & Johnson	1,400	90,076
Merck & Co., Inc.	2,600	97,994
Perrigo Co.§	1,500	47,655
PharMerica Corp.*§	11,500	259,785
Salix Pharmaceuticals, Ltd.*§	13,300	93,499
Sciele Pharma, Inc.§	19,900	385,065
Sepracor, Inc.*§	8,800	175,296
Watson Pharmaceuticals, Inc.*	6,400	173,888
		2,882,210
Real Estate (5.9%)
Acadia Realty Trust§	14,700	340,305
Ashford Hospitality Trust§	4,700	21,714
BioMed Realty Trust, Inc.§	33,000	809,490
Brandywine Realty Trust	8,200	129,232
BRE Properties, Inc.§	3,100	134,168
Colonial Properties Trust§	24,600	492,492
DiamondRock Hospitality Co.§	42,000	457,380
EastGroup Properties, Inc.	11,500	493,350
Entertainment Properties Trust§	15,100	746,544
Essex Property Trust, Inc.§	12,300	1,309,950
Extra Space Storage, Inc.§	35,300	542,208
FelCor Lodging Trust, Inc.	28,900	303,450

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate
Forestar Real Estate Group, Inc.*§	15,800	$300,990
Home Properties, Inc.§	14,400	692,064
HRPT Properties Trust	3,100	20,987
Inland Real Estate Corp.§	25,600	369,152
Jones Lang LaSalle, Inc.§	3,900	234,741
Kilroy Realty Corp.§	15,000	705,450
Kite Realty Group Trust§	8,900	111,250
Lexington Realty Trust§	30,000	408,900
LTC Properties, Inc.	7,100	181,476
Medical Properties Trust, Inc.§	29,500	298,540
Mid-America Apartment Communities, Inc.	13,100	668,624
National Retail Properties, Inc.	33,600	702,240
Parkway Properties, Inc.	9,400	317,062
Pennsylvania Real Estate Investment Trust§	17,700	409,578
PS Business Parks, Inc.	7,000	361,200
Realty Income Corp.§	4,500	102,420
Senior Housing Properties Trust§	51,100	997,983
Sovran Self Storage, Inc.	9,300	386,508
Tanger Factory Outlet Centers, Inc.§	14,000	503,020
		13,552,468
Road & Rail (1.5%)
Arkansas Best Corp.§	20,500	751,120
Forward Air Corp.§	15,100	522,460
Genesee & Wyoming, Inc. Class A*§	13,800	469,476
Heartland Express, Inc.§	6,100	90,951
J.B. Hunt Transport Services, Inc.§	6,800	226,304
Knight Transportation, Inc.§	25,600	468,480
Landstar System, Inc.	12,000	662,640
Old Dominion Freight Line, Inc.*§	3,000	90,060
Werner Enterprises, Inc.§	14,100	261,978
		3,543,469
Semiconductor Equipment & Products (4.2%)
Actel Corp.*	8,400	141,540
Adaptec, Inc.*	53,800	172,160
Advanced Energy Industries, Inc.*	23,300	319,210
Amkor Technology, Inc.*§	31,100	323,751
Analog Devices, Inc.	16,600	527,382
Applied Materials, Inc.	15,200	290,168
Axcelis Technologies, Inc.*	46,100	224,968
Brooks Automation, Inc.*	4,500	37,215
Cabot Microelectronics Corp.*§	12,800	424,320
Cohu, Inc.	6,400	93,952
Cymer, Inc.*§	16,600	446,208
Diodes, Inc.*§	10,700	295,748
Entegris, Inc.*	33,700	220,735
First Solar, Inc.*§	300	81,846
Integrated Device Technology, Inc.*	7,500	74,550

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
Intel Corp.	18,000	$386,640
Kulicke and Soffa Industries, Inc.*	23,900	174,231
Micrel, Inc.	23,200	212,280
MKS Instruments, Inc.*	48,100	1,053,390
OmniVision Technologies, Inc.*§	32,900	397,761
Pericom Semiconductor Corp.*	7,400	109,816
Photronics, Inc.*	12,700	89,408
QLogic Corp.*§	14,900	217,391
Rudolph Technologies, Inc.*	9,300	71,610
Semtech Corp.*	17,000	239,190
Skyworks Solutions, Inc.*§	45,800	452,046
Standard Microsystems Corp.*§	10,400	282,360
Supertex, Inc.*§	3,200	74,688
Teradyne, Inc.*	27,300	302,211
Texas Instruments, Inc.	45,400	1,278,464
Ultratech, Inc.*	6,400	99,328
Varian Semiconductor Equipment Associates, Inc.*	1,200	41,784
Zoran Corp.*	40,200	470,340
		9,626,691
Software (3.8%)
Activision, Inc.*	20,500	698,435
Ansoft Corp.*	5,600	203,840
ANSYS, Inc.*§	19,000	895,280
Aspen Technology, Inc.*	53,400	710,220
BMC Software, Inc.*	600	21,816
Cognex Corp.§	10,200	235,110
Epicor Software Corp.*§	27,400	189,334
EPIQ Systems, Inc.*	10,100	143,420
FARO Technologies, Inc.*§	5,400	135,918
Gerber Scientific, Inc.*§	6,100	69,418
Informatica Corp.*	22,200	333,888
JDA Software Group, Inc.*	17,300	313,130
Manhattan Associates, Inc.*§	8,700	206,451
MICROS Systems, Inc.*§	40,100	1,222,649
MicroStrategy, Inc. Class A*	5,400	349,650
Parametric Technology Corp.*§	16,000	266,720
Phoenix Technologies, Ltd.*	16,200	178,200
Progress Software Corp.*	13,000	332,410
Quality Systems, Inc.§	6,400	187,392
Radiant Systems, Inc.*	7,800	83,694
RadiSys Corp.*	4,400	39,864
Secure Computing Corp.*§	25,900	107,226
Smith Micro Software, Inc.*§	3,400	19,380
SPSS, Inc.*	11,100	403,707
Sybase, Inc.*	10,000	294,200
Take-Two Interactive Software, Inc.*	40,400	1,033,028
THQ, Inc.*§	5,200	105,352
TradeStation Group, Inc.*§	8,200	83,230
		8,862,962

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (2.6%)
Aaron Rents, Inc.	9,300	$207,669
Aeropostale, Inc.*§	7,700	241,241
Barnes & Noble, Inc.§	7,400	183,816
Best Buy Company, Inc.§	700	27,720
Big 5 Sporting Goods Corp.§	2,500	18,925
Buckle, Inc.§	7,800	356,694
Cabela's, Inc.*§	14,300	157,443
Cato Corp. Class A	13,400	190,816
Charlotte Russe Holding, Inc.*	6,700	118,992
Christopher & Banks Corp.§	9,400	63,920
Genesco, Inc.*§	8,400	259,308
Hanesbrands, Inc.*§	6,200	168,268
Haverty Furniture Companies, Inc.§	4,200	42,168
Hibbett Sports, Inc.*§	10,900	229,990
Hot Topic, Inc.*	12,000	64,920
Jo-Ann Stores, Inc.*§	8,800	202,664
Jos. A. Bank Clothiers, Inc.*§	12,000	321,000
Men's Wearhouse, Inc.§	23,200	377,928
Rent-A-Center, Inc.*§	25,200	518,364
Select Comfort Corp.*§	12,700	20,828
Stage Stores, Inc.	12,200	142,374
The Dress Barn, Inc.*	19,800	264,924
The Finish Line, Inc.*§	17,109	148,848
The Gymboree Corp.*§	10,200	408,714
The Pep Boys-Manny, Moe & Jack§	11,600	101,152
The TJX Companies, Inc.	3,200	100,704
Tractor Supply Co.*§	17,300	502,392
United Rentals, Inc.*	7,200	141,192
Zale Corp.*§	17,400	328,686
Zumiez, Inc.*§	7,500	124,350
		6,036,010
Textiles & Apparel (2.4%)
Brown Shoe Co., Inc.§	21,800	295,390
Coach, Inc.*	1,400	40,432
Crocs, Inc.*§	39,800	318,798
Deckers Outdoor Corp.*§	16,300	2,268,960
Fossil, Inc.*§	6,800	197,676
Maidenform Brands, Inc.*	3,700	49,950
Movado Group, Inc.	15,700	310,860
NIKE, Inc. Class B	7,500	447,075
Oxford Industries, Inc.§	11,900	227,885
Perry Ellis International, Inc.*§	3,000	63,660
Quiksilver, Inc.*	32,400	318,168
Skechers U.S.A., Inc. Class A*	8,600	169,936
UniFirst Corp.	6,500	290,290
Warnaco Group, Inc.*§	5,400	237,978
Wolverine World Wide, Inc.	10,500	280,035
		5,517,093

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — Small Cap Core I Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Tobacco (0.2%)
Alliance One International, Inc.*§	3,700	$18,907
Altria Group, Inc.	8,400	172,704
Schweitzer-Mauduit International, Inc.	3,000	50,550
Universal Corp.§	4,400	198,968
		441,129
Water Utilities (0.1%)
American States Water Co.§	8,500	296,990
Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.*§	5,600	42,280
TOTAL COMMON STOCKS (Cost $226,232,050)		224,624,458
SHORT-TERM INVESTMENTS (32.1%)
State Street Navigator Prime Portfolio§§	67,727,518	67,727,518
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$6,153	6,153,000
TOTAL SHORT-TERM INVESTMENTS (Cost $73,880,518)		73,880,518
TOTAL INVESTMENTS AT VALUE (129.6%) (Cost $300,112,568)		298,504,976
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.6%)		(68,130,099)
NET ASSETS (100.0%)		$230,374,877

*  Non-income producing security.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — Small Cap Core I Portfolio
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $67,727,518 (Cost $300,112,568) (Note 2)	$298,504,976[1]
Cash	191
Receivable for investments sold	3,577,779
Dividend and interest receivable	271,448
Receivable for portfolio shares sold	24,649
Prepaid expenses and other assets	71,653
Total Assets	302,450,696
Liabilities
Advisory fee payable (Note 3)	139,560
Administrative services fee payable (Note 3)	7,632
Payable upon return of securities loaned (Note 2)	67,727,518
Payable for investments purchased	3,559,164
Payable for portfolio shares redeemed	375,885
Trustees' fee payable	9,091
Other accrued expenses payable	256,969
Total Liabilities	72,075,819
Net Assets
Capital stock, $.001 par value (Note 6)	16,087
Paid-in capital (Note 6)	321,583,053
Undistributed net investment income	708,648
Accumulated net realized loss on investments and futures contracts	(90,325,319)
Net unrealized appreciation (depreciation) from investments	(1,607,592)
Net Assets	$230,374,877
Shares outstanding	16,086,936
Net asset value, offering price, and redemption price per share	$14.32

1  Including $66,062,633 of securities on loan.

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — Small Cap Core I Portfolio
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$1,322,080
Interest	10,147
Securities lending	371,575
Foreign taxes withheld	(526)
Total investment income	1,703,276
Expenses
Investment advisory fees (Note 3)	864,744
Administrative services fees (Note 3)	147,362
Printing fees (Note 3)	78,284
Audit and tax fees	29,016
Trustees' fees	13,111
Custodian fees	12,777
Legal fees	9,097
Commitment fees (Note 4)	4,951
Transfer agent fees	4,337
Insurance expense	3,575
Interest expense (Note 4)	2,160
Miscellaneous expense	555
Total expenses	1,169,969
Net investment income	533,307
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(8,396,336)
Net change in unrealized appreciation (depreciation) from investments	(13,295,963)
Net realized and unrealized loss from investments	(21,692,299)
Net decrease in net assets resulting from operations	$(21,158,992)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — Small Cap Core I Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$533,307	$309,689
Net realized loss from investments and futures contracts	(8,396,336)	(3,684,662)
Net change in unrealized appreciation (depreciation) from investments	(13,295,963)	4,775,268
Net increase (decrease) in net assets resulting from operations	(21,158,992)	1,400,295
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,645,069	4,376,948
Exchange value of shares due to merger	—	27,490,187
Net asset value of shares redeemed	(36,966,128)	(159,747,764)
Net decrease in net assets from capital share transactions	(35,321,059)	(127,880,629)
Net decrease in net assets	(56,480,051)	(126,480,334)
Net Assets
Beginning of period	286,854,928	413,335,262
End of period	$230,374,877	$286,854,928
Undistributed net investment income	$708,648	$175,341

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — Small Cap Core I Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$15.47	$15.60	$14.89	$15.30	$13.80	$9.29
INVESTMENT OPERATIONS
Net investment income (loss)	0.03	0.02	(0.14)	(0.14)	(0.14)	(0.10)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(1.18)	(0.15)	0.85	(0.27)	1.64	4.61
Total from investment operations	(1.15)	(0.13)	0.71	(0.41)	1.50	4.51
Net asset value, end of period	$14.32	$15.47	$15.60	$14.89	$15.30	$13.80
Total return[1]	(7.43)%	(0.83)%	4.77%	(2.68)%	10.87%	48.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$230,375	$286,855	$413,335	$557,377	$767,104	$775,347
Ratio of expenses to average net assets	0.95%[2]	0.92%	1.11%	1.14%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets	0.43%[2]	0.08%	(0.75)%	(0.84)%	(0.92)%	(0.97)%
Portfolio turnover rate	93%	203%	208%	82%	99%	76%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Small Cap Core I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Effective as of the close of business on April 27, 2007, the Portfolio acquired all of the net assets of Credit Suisse Trust Small Cap Core II Portfolio ("Small Cap Core II") in a tax-free exchange of shares. The Portfolio was also the accounting survivor in the tax-free exchange. The shares exchanged were 1,666,592 shares (valued at $27,490,187) of the Portfolio for 2,324,973 shares of Small Cap Core II. The Small Cap Core II Portfolio's net assets of $27,490,187 at that date, which included $1,820,166 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of Small Cap Core II and the Portfolio immediately before the acquisition were $27,490,187 and $383,162,531, respectively, and the combined net assets of the Portfolio after the acquisition were $410,652,718.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that

30

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

31

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$292,351,976	$—
Level 2 — Other Significant Observable Inputs	6,153,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$298,504,976	$—

*  Other financial instruments include futures, forwards and swap contracts.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

32

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Portfolio had no open futures contracts.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the

33

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $1,233,796, of which $807,907 was rebated to borrowers (brokers). The Portfolio retained $371,575 in income from the cash collateral investment, and SSB, as lending agent, was paid $54,314. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

I) OTHER — The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned were $864,744.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $111,181.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $36,181.

34

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $622 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2008, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$2,729,000	3.562%	$2,901,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $229,255,168 and $266,907,926, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $300,112,568, $23,740,562, $(25,348,154) and $(1,607,592), respectively.

35

Credit Suisse Trust — Small Cap Core I Portfolio
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Month Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares sold	112,415	281,131
Shares exchanged due to merger	—	1,666,592
Shares redeemed	(2,567,056)	(9,907,124)
Net decrease	(2,454,641)	(7,959,401)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	84%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

36

Credit Suisse Trust — Small Cap Core I Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

37

Credit Suisse Trust — Small Cap Core I Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRSCC I-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 4, 2008